As filed with the Securities and Exchange             Registration No. 033-59749
Commission on April 20, 2005                          Registration No. 811-8582

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       Post-Effective Amendment No. 17 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
         Variable Annuity Account I of ING Insurance Company of America

                        ING Insurance Company of America

                              Corporate Center One
           2202 North Westshore Boulevard, Suite 350, Tampa, FL 33607

        Depositor's Telephone Number, including Area Code: (860) 723-2239

--------------------------------------------------------------------------------

Linda E. Senker, Esq.                             James A. Shuchart, Esq.
ING                                               ING
1475 Dunwoody Drive                               1475 Dunwood Drive
West Chester, PA  19380-1478                      West Chester, PA  19380-1478
(610) 425-4139                                    (610) 425-3563

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

  _____        immediately upon filing pursuant to paragraph (b) of Rule 485
  __X__        on April 29, 2005 pursuant to paragraph (b) of Rule 485

                                     PART A

       ING INSURANCE COMPANY OF AMERICA AND ITS VARIABLE ANNUITY ACCOUNT I

                                       AND

    ING LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B

                              PROSPECTUS SUPPLEMENT

                              DATED APRIL 29, 2005

                   TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement amends certain information contained in the most recent variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

THE "INDUSTRY DEVELOPMENTS - TRADING" SECTION OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

FUND REGULATORY ISSUES

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

Other regulators, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

OTHER REGULATORY MATTERS

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

--------------------------------------------------------------------------------
ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I OF ING INSURANCE COMPANY OF AMERICA

                                ING MARATHON PLUS
--------------------------------------------------------------------------------


                                                                  APRIL 29, 2005

THE CONTRACTS. The contracts described in this prospectus are group or individual "ING Marathon Plus" deferred variable annuity contracts issued by ING Insurance Company of America (the "Company," "we," "us," "our"). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity ("IRA") under section 408(b) of the Internal Revenue Code of 1986, as amended ("Tax Code"); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.


Prior to May 1, 1998, the contracts were available as tax-deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III--Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-531-4547. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.


GETTING ADDITIONAL INFORMATION. You may obtain free of charge the April 29, 2005, Statement of Additional Information ("SAI") about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission ("SEC") also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.


IICA Marathon Plus - 134792

FIXED INTEREST OPTIONS.

      o     IICA Guaranteed Account (the Guaranteed Account)

      o     Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

THESE CONTRACTS ARE NOT DEPOSITS WITH, OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC. THE CONTRACTS ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT OF YOUR INVESTMENT.

--------------------------------------------------------------------------------
             THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------



IICA Marathon Plus - 134792

The investment portfolios available under your Contract are:


ING INVESTORS TRUST
 ING Evergreen Omega Portfolio (Class I)(1)
 ING FMR(SM) Earnings Growth Portfolio (Class I)(1)
 ING JPMorgan Value Opportunities Portfolio (Class S)
 ING MFS Total Return Portfolio (Class I)
 ING Oppenheimer Main Street Portfolio (Class I)
 ING PIMCO High Yield Portfolio (Class S)

ING PARTNERS, INC.
 ING American Century Select Portfolio (Initial Class)
 ING JPMorgan Fleming International Portfolio (Initial Class)
 ING MFS Capital Opportunities Portfolio (Initial Class)
 ING Oppenheimer Global Portfolio (Initial Class)
 ING Oppenheimer Strategic Income Portfolio (Initial Class)
 ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
 ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) ING T. Rowe Price Growth Equity Portfolio (Initial Class)
 ING UBS U.S. Large Cap Equity Portfolio (Initial Class)
 ING Van Kampen Equity and Income Portfolio (Initial Class)

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
 ING VP Strategic Allocation Balanced Portfolio (Class I)
 ING VP Strategic Allocation Growth Portfolio (Class I)
 ING VP Strategic Allocation Income Portfolio (Class I)

ING VARIABLE FUNDS
 ING VP Growth and Income Portfolio (Class I)

ING VARIABLE PORTFOLIOS, INC.
 ING VP Global Science and Technology Portfolio (Class I)
 ING VP Growth Portfolio (Class I)
 ING VP Index Plus LargeCap Portfolio (Class I)
 ING VP International Equity Portfolio (Class I)
 ING VP Small Company Portfolio (Class I)
 ING VP Value Opportunity Portfolio (Class I)

ING VP BALANCED PORTFOLIO (CLASS I)

ING VP INTERMEDIATE BOND PORTFOLIO (CLASS I)

ING VP MONEY MARKET PORTFOLIO (CLASS I)

CALVERT VARIABLE SERIES, INC.
 Calvert Socially Balanced Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
 Fidelity VIP Asset Manager Portfolio (Class I)
 Fidelity VIP Contrafund Portfolio (Class I)
 Fidelity VIP Equity-Income Portfolio (Class I)
 Fidelity VIP Growth Portfolio (Class I)
 Fidelity VIP High Income Portfolio (Class I)
 Fidelity VIP Index 500 Portfolio (Class I)
 Fidelity VIP Overseas Portfolio (Class I)

MFS VARIABLE INSURANCE SERIES
 MFS Strategic Income Series (Class I)

OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Aggressive Growth Fund

(1) This portfolio has been added to this Contract in connection with fund substitutions that are scheduled to be effective in July, 2005. The portfolio will not be available until the effective date of the substitutions. You will receive notice of the substitutions when they are effective.


IICA Marathon Plus - 134792

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE


CONTRACT OVERVIEW .......................................................    1
    Contract Design .....................................................    1
    Contract Facts ......................................................    1
CONTRACT PHASES:  The Accumulation Phase, The Income Phase ..............    2
FEE TABLE ...............................................................    3
CONDENSED FINANCIAL INFORMATION .........................................    5
INVESTMENT OPTIONS ......................................................    6
TRANSFERS AMONG INVESTMENT OPTIONS ......................................    7
PURCHASE AND RIGHTS .....................................................    9
RIGHT TO CANCEL .........................................................    11
FEES ....................................................................    12
YOUR ACCOUNT VALUE ......................................................    18
WITHDRAWALS .............................................................    19
SYSTEMATIC DISTRIBUTION OPTIONS .........................................    21
DEATH BENEFIT ...........................................................    21
THE INCOME PHASE.........................................................    26
TAXATION ................................................................    30
OTHER TOPICS ............................................................    39
    The Company -- Variable Annuity Account I -- Contract
    Distribution -- Payment of Commissions -- Payment Delay
    or Suspension -- Voting Rights -- Contract Modifications
    -- Transfer of Ownership:  Assignment -- Involuntary
    Terminations -- Trading -- Industry Developments -- Legal
    Matters and Proceedings
CONTACTS OF THE STATEMENT OF ADDITIONAL INFORMATION......................  SAI-1
APPENDIX I -- IIAC GUARANTEED ACCOUNT ...................................    I-1
APPENDIX II -- FIXED ACCOUNT ............................................   II-1
APPENDIX III -- DESCRIPTION OF UNDERLYING FUNDS .........................  III-1
APPENDIX IV -- CONDENSED FINANCIAL INFORMATION ..........................   IV-1


IICA Marathon Plus - 134792

--------------------------------------------------------------------------------
CONTRACT OVERVIEW
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

QUESTIONS:

CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

                           ING
                           P.O. Box 9271
                           Des Moines, IA 50306-9271
                           1-800-531-4547

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS. Use the following addresses when sending additional purchase payments.

     If using the U.S. Postal Service:          If using express mail:

     ING                                        ING
     Attn:  Customer Service                    Attn:  Customer Service Center
     P.O. Box 9271                              909 Locust Street
     Des Moines, IA 50306-9271                  Des Moines, IA 50309-2899

     Express mail packages should not be sent to the P.O. Box address.

CONTRACT DESIGN:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

CONTRACT FACTS:

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

IICA Marathon Plus - 134792

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

--------------------------------------------------------------------------------
CONTRACT PHASES
--------------------------------------------------------------------------------

I.    THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

      o     Fixed Interest Options; or

      o Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II.   THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

      o Receive income phase payments for a specified period of time or for life;

      o Receive income phase payments monthly, quarterly, semi-annually or annually;

      o Select an income phase payment option that provides for payments to your beneficiary; or

IICA Marathon Plus - 134792

      o Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.

MAXIMUM TRANSACTION FEES:

EARLY WITHDRAWAL CHARGE
(As a percentage of payments withdrawn.)

--------------------------------------------------------------------------------
                      CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
--------------------------------------------------------------------------------
            YEARS FROM RECEIPT
           OF PURCHASE PAYMENT                      EARLY WITHDRAWAL CHARGE
               Less than 2                                     7%
        2 or more but less than 4                              6%
        4 or more but less than 5                              5%
        5 or more but less than 6                              4%
        6 or more but less than 7                              3%
                7 or more                                      0%
--------------------------------------------------------------------------------
                               ROTH IRA CONTRACTS(1)
--------------------------------------------------------------------------------
         COMPLETED ACCOUNT YEARS                    EARLY WITHDRAWAL CHARGE
               Less than 1                                     5%
        1 or more but less than 2                              4%
        2 or more but less than 3                              3%
        3 or more but less than 4                              2%
        4 or more but less than 5                              1%
                5 or more                                      0%
--------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE ......................................... $30.00(2)
TRANSFER CHARGE ................................................ $ 0.00(3)
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

AMOUNT DURING THE ACCUMULATION PHASE.
(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

      o     Contracts other than Roth IRA Contracts Issued before May 1, 1998

            Mortality and Expense Risk Charge                          1.25%(4)
            Administrative Expense Charge                              0.15%
                                                                       -----
            Total Separate Account Expenses*                           1.40%

IICA Marathon Plus - 134792

      o     Roth IRA Contracts and Contracts Issued on or after May 1, 1998

            Mortality and Expense Risk Charge                          1.10%(4)
            Administrative Expense Charge                              0.15%
                                                                       -----
            Total Separate Account Expenses*                           1.25%

AMOUNT DURING THE INCOME PHASE.

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

      o     All Contracts

            Mortality and Expense Risk Charge                         1.25%(4)
            Administrative Expense Charge                     0.00% - 0.25%(5)
                                                              -------------
            Total Separate Account Expenses                   1.25% - 1.50%

            (1) If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

            (2) The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees -- Annual Maintenance Fee."

            (3) During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

            (4) Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees -- Mortality and Expense Risk Charge."

            (5) We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct the daily charge of not more than 0.25% per year. See "The Income Phase -- Charges Deducted."

FEES DEDUCTED BY THE FUNDS:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


         -------------------------------------------------------------------------------------------------------------
         TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(1)                                MINIMUM          MAXIMUM
         -------------------------------------------------------------------------------------------------------------
         (expenses that are deducted from Trust or Fund assets, including
         management fees, distribution and/or service (12b-1) fees(2), and other          0.10%            1.15%
         expenses):
         -------------------------------------------------------------------------------------------------------------

      (1) The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.10 % to 1.15%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2006.


      (2) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, record keeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

EXAMPLES:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, applicable to each type of contract, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

IICA Marathon Plus - 134792

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FOR CONTRACTS OTHER THAN ROTH IRA CONTRACTS


--------------------------------------------------------------------------------
1) If you withdraw your entire account value at the end of the applicable time period:
--------------------------------------------------------------------------------
        1 year               3 years              5 years              10 years
        $961                  $1,402              $1,870                $2,915
--------------------------------------------------------------------------------
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
--------------------------------------------------------------------------------
        1 year               3 years              5 years              10 years
        $261                  $802                $1,370                $2,915
--------------------------------------------------------------------------------


FOR ROTH IRA CONTRACTS


--------------------------------------------------------------------------------
1) If you withdraw your entire account value at the end of the applicable time period:
--------------------------------------------------------------------------------
        1 year               3 years              5 years              10 years
        $761                 $1,102               $1,370               $2,915
--------------------------------------------------------------------------------
2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:*
--------------------------------------------------------------------------------
        1 year               3 years              5 years              10 years
        $261                 $802                 $1,370               $2,915
--------------------------------------------------------------------------------


      * This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

IICA Marathon Plus - 134792

MUTUAL FUND (FUND) DESCRIPTIONS: We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. If available in your state, the IICA Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

SELECTING INVESTMENT OPTIONS:

      o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

      o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

      o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, will be considered an option.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING).

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

      o     Shared - bought by more than one company.

      o     Mixed - bought for annuities and life insurance.

IICA Marathon Plus - 134792

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

--------------------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

IICA Marathon Plus - 134792

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, movement between such funds and the Money Market Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.


VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic Instructions we believe to be genuine. If a loss occurs when rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

IICA Marathon Plus - 134792

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

--------------------------------------------------------------------------------
PURCHASE AND RIGHTS
--------------------------------------------------------------------------------


HOW TO PURCHASE: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.


o Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

o Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

o Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

IICA Marathon Plus - 134792

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).

YOUR RIGHTS UNDER THE CONTRACT

      o     Individual Contracts. You have all contract rights.

      o Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

      o Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

      o     One lump sump;

      o     Periodic payments; or

      o Transfer or rollover from a pre-existing retirement plan or account.*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

* In some states an IRA contract can only accept a lump-sum, rollover payment.

PURCHASE PAYMENT AMOUNTS.

The minimum initial purchase payment amounts are as follows:

         -----------------------------------------------------------------------
                                                    NONQUALIFIED      QUALIFIED
         -----------------------------------------------------------------------
         Minimum Initial Purchase Payment              $5,000           $1,500
         -----------------------------------------------------------------------

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

IICA Marathon Plus - 134792

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

--------------------------------------------------------------------------------
RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

--------------------------------------------------------------------------------
FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fees and Expenses" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, where you requested a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

IICA Marathon Plus - 134792

EARLY WITHDRAWAL CHARGE SCHEDULES

--------------------------------------------------------------------------------
                 CONTRACTS OTHER THAN ROTH IRA CONTRACTS:
--------------------------------------------------------------------------------
       YEARS FROM RECEIPT
      OF PURCHASE PAYMENT                      EARLY WITHDRAWAL CHARGE
          Less than 2                                     7%
   2 or more but less than 4                              6%
   4 or more but less than 5                              5%
   5 or more but less than 6                              4%
   6 or more but less than 7                              3%
           7 or more                                      0%
--------------------------------------------------------------------------------
                          ROTH IRA CONTRACTS(1)
--------------------------------------------------------------------------------
    COMPLETED ACCOUNT YEARS                    EARLY WITHDRAWAL CHARGE
          Less than 1                                     5%
   1 or more but less than 2                              4%
   2 or more but less than 3                              3%
   3 or more but less than 4                              2%
   4 or more but less than 5                              1%
           5 or more                                      0%
--------------------------------------------------------------------------------

      (1) If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

      o Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

      o Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

IICA Marathon Plus - 134792

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

      o     Used to provide income phase payments to you;

      o Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

      o Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

      o Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

      o Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

      o If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the required minimum distribution by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

      o Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. You may withdraw all or a portion of your account value without an early withdrawal charge if:

      o     More than one year has elapsed since the account effective date;

      o The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

      o The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

IICA Marathon Plus - 134792

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.


REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.


FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

      o     Contracts other than Roth IRAs Issued before May 1, 1998       1.25%

      o     Contracts Issued on or after May 1, 1998, and all Roth IRA
            Contracts                                                     1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts. See "The Income Phase - Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

      o The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

      o The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

IICA Marathon Plus - 134792

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

      o     The size and type of group to whom the contract is offered;

      o     The amount of expected purchase payments;

      o A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

      o The type and frequency of administrative and sales services provided; or

      o     The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES


Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenues with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generally generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

      o Service fees that are deducted from fund assets and included with the "Other Expenses" column of the Fund Expense Table contained in this prospectus.

IICA Marathon Plus - 134792

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "Distribution and/or Service (12b-1) Fees" column of the Fund Expense Table.

      o Additionally, the Company receives the other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

      o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

      Fidelity Variable Insurance Products Portfolio
      Oppenheimer Funds
      MFS Variable Insurance Series
      Calvert Variable Series, Inc.

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.


PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

IICA Marathon Plus - 134792

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

--------------------------------------------------------------------------------
YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

      o     The current dollar value of amounts invested in the subaccounts;
            plus

      o The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. eastern time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

      o The net assets of the fund held by the subaccount as of the current valuation; minus

      o The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

      o Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

      o The total value of the subaccount's units at the preceding valuation; minus

IICA Marathon Plus - 134792

      o A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1: You make an initial purchase payment of $5000.

STEP 2:

      A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

      B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

                   -------------------------------------------
                            $5,000 Purchase Payment
                   -------------------------------------------
                                     STEP 1  |
                                             |
                                             V
                   -------------------------------------------
                        ING Insurance Company of America
                   -------------------------------------------
                                     STEP 2  |
                                             |
                                             V
                   ---------------------------------------------
                            Variable Annuity Account I
                   ---------------------------------------------
                      Subaccount A       Subaccount B
                    300 accumulation         100
                         units           accumulation     Etc.
                                            units
                   ---------------------------------------------
                           |        STEP 3       |
                           |                     |
                           V                     V
                   -----------------       -------------
                        Mutual                Mutual
                        Fund A                Fund B
                   -----------------       -------------

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

IICA Marathon Plus - 134792

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL:

      o     Select the withdrawal amount.

            (1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

            (2)   Partial Withdrawal (Percentage or Specified Dollar Amount):
                  You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

      o Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options bear to your total account value.

      o Properly complete a disbursement form and deliver it to our Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. The reinstatement privilege may be used only once. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

IICA Marathon Plus - 134792

--------------------------------------------------------------------------------
SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase. The following systematic distribution options may be available:

      o SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

      o ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

      o LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

--------------------------------------------------------------------------------
DEATH BENEFIT
--------------------------------------------------------------------------------

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

IICA Marathon Plus - 134792

TERMS TO UNDERSTAND:

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

MARKET VALUE ADJUSTMENT: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES DEATH BENEFIT PROCEEDS? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview -- Questions: Contacting the Company."

DEATH BENEFIT AMOUNT

MINIMUM GUARANTEED DEATH BENEFIT. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

      (1)   The account value on the claim date; or

      (2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

DETERMINING THE MINIMUM GUARANTEED DEATH BENEFIT. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant's 85th birthday) and equals the greater of:

      (1) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

IICA Marathon Plus - 134792

      (2)   Your account value on that account anniversary.

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

ALTERNATIVE DEATH BENEFIT. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

      (1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

IICA Marathon Plus - 134792

      (2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

      (3)   The account value as of the date of death.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only, the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

IF THE SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

      o Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation--Required Minimum Distributions"));

IICA Marathon Plus - 134792

      o Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

      o Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

FOR NONQUALIFIED CONTRACTS.

      (1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

            As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

            (a)   Continue the contract in the accumulation phase;

            (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

            (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.

            If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

      (2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

            In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

      (3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

IICA Marathon Plus - 134792

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

--------------------------------------------------------------------------------
THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

      o     Payment start date;

      o Income phase payment option (see the income phase payment options table in this section);

      o Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

      o Choice of fixed, variable or a combination of both fixed and variable payments; and

      o Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

      o     A first income phase payment of at least $50; and

IICA Marathon Plus - 134792

      o     Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

      (a)   The first day of the month following the annuitant's 85th birthday;
            or

      (b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

      (a)   The life of the annuitant;

      (b)   The joint lives of the annuitant and beneficiary;

      (c)   A guaranteed period greater than the annuitant's life expectancy; or

      (d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

IICA Marathon Plus - 134792

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

INCOME PHASE PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

------------------------------------------------------------------------------------------------------------------------
LIFETIME INCOME PHASE PAYMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------
Life Income                LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
------------------------------------------------------------------------------------------------------------------------
Life Income --             LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed                 choice of 5 to 30 years or as otherwise specified in the contract.
Payments                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income --             LENGTH OF PAYMENTS: For as long as either annuitant lives. It is possible that only one
Two Lives                  payment will be made if both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS: When you select this option you choose for:
                           (a)      100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
                           (b)      100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT -- NONE: All payments end upon the death of both annuitants.

Life Income --             LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives --               to 30 years or as otherwise specified in the contract.
Guaranteed                 CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the
Payments                   first death.
                           DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------

IICA Marathon Plus - 134792

------------------------------------------------------------------------------------------------------------------------
Life Income --             LENGTH OF PAYMENTS: For as long as the annuitant lives.
Cash Refund Option         DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: Following the annuitant's death, we will pay a
(limited availability --   lump-sum payment equal to the amount originally applied to the income phase payment option
fixed payment only)        (less any premium tax) and less the total amount of income payments paid.
-------------------------- ---------------------------------------------------------------------------------------------
Life Income-- Two          LENGTH OF PAYMENTS: For as long as either annuitant lives.
Lives--Cash Refund Option  CONTINUING PAYMENTS: 100% of the payment to continue after the first death.
(limited availability --   DEATH BENEFIT -- PAYMENT TO THE BENEFICIARY: When both annuitants die we will pay a lump-sum
fixed payment only)        payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of income payments paid.
------------------------------------------------------------------------------------------------------------------------
NONLIFETIME INCOME PHASE PAYMENT OPTION
------------------------------------------------------------------------------------------------------------------------
Nonlifetime--              LENGTH OF PAYMENTS: You may select payments for 5 to 30 years. In certain cases a lump-sum
Guaranteed                 payment may be requested at any time (see below).
Payments                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
------------------------------------------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.
------------------------------------------------------------------------------------------------------------------------
CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

IICA Marathon Plus - 134792

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION


      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution or transfer occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Variable Annuity Account B, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

IICA Marathon Plus - 134792

            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      TAXATION OF DISTRIBUTIONS


            GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.


            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

IICA Marathon Plus - 134792

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract;" and

            o     Lastly, from any remaining "investment in the contract."


The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.


            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.


            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.


            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

IICA Marathon Plus - 134792

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.


            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.


TAXATION OF QUALIFIED CONTRACTS

            GENERAL. The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

            DISTRIBUTIONS - GENERAL


            For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.

IICA Marathon Plus - 134792

            DIRECT ROLLOVERS


            If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).


Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

            CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

            Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

            INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

            Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

            INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

            All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

IICA Marathon Plus - 134792

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.


To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:


      o     Start date for distributions;


      o The time period in which all amounts in your account(s) must be distributed; and


      o     Distribution amounts.


Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:


      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.


The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.


The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.


If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:


      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

            ROTH IRAS - GENERAL

            Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

IICA Marathon Plus - 134792

            ROTH IRAS - DISTRIBUTIONS

            A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL


      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.


      TAX SHELTERED ANNUITIES - LOANS


      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

IICA Marathon Plus - 134792

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

IICA Marathon Plus - 134792

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

--------------------------------------------------------------------------------
OTHER TOPICS
--------------------------------------------------------------------------------

THE COMPANY

ING Insurance Company of America (the Company, we, us, our) issues the contract described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America.

IICA Marathon Plus - 134792

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                             5100 West Lemon Street
                                    Suite 213
                              Tampa, Florida 33609

VARIABLE ANNUITY ACCOUNT I

We established Variable Annuity Account I (the separate account) in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.


CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability Company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors." All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

      Bancnorth Investment Group, Inc.
      Baring Investment Services, Inc.
      Directed Services, Inc.
      Financial Network Investment Corporation
      Guaranty Brokerage Services, Inc.
      ING America Equities, Inc.
      ING DIRECT Securities, Inc.
      ING Financial Markets, LLC
      ING Financial Partners, Inc.
      ING Funds Distributor, LLC
      ING Investment Management Services, LLC
      Multi-Financial Securities Corporation
      PrimeVest Financial Services, Inc.
      Systematized Benefits Administrators, Inc.

IICA Marathon Plus - 134792

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 6.5% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm's practices. Commissions and annual payments, when combined, could exceed 6.5% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

      o Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;

      o     Marketing allowances;

      o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

      o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

      o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

IICA Marathon Plus - 134792

      o Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2004, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

-------------------------------------------------
1.     Edward D. Jones & Co.
-------------------------------------------------
2.     B.C. Ziegler and Company
-------------------------------------------------
3.     Wells Fargo Brokerage Services, LLC
-------------------------------------------------
4.     Fiserv Investor Services, Incorporated
-------------------------------------------------
5.     A.G. Edwards & Sons
-------------------------------------------------
6.     Linsco/Private Ledger Corp.
-------------------------------------------------
7.     Piper Jaffray & Co.
-------------------------------------------------
8.     ING Financial Partners, Inc.
-------------------------------------------------
9.     Wells Fargo Investment, LLC
-------------------------------------------------
10.    Morgan Stanley Dean Witter
-------------------------------------------------
11.    Tradestar Investments, Inc.
-------------------------------------------------
12.    LaSalle St. Securities, L.L.C.
-------------------------------------------------
13.    Raymond James Financial Services, Inc.
-------------------------------------------------
14.    Primevest Financial Services, Inc.
------------------------------------------------
15.    Amsouth Investment Services, Inc.
------------------------------------------------
16.    SII Investments, Inc.
------------------------------------------------
17.    First Allied Securities, Inc.
------------------------------------------------
18.    Multi-Financial Securities Corporation
------------------------------------------------
19.    Citigroup Global Markets, Inc.
------------------------------------------------
20.    Wachovia Securities, LLC
------------------------------------------------
21.    Scott & Stringfellow, Inc.
------------------------------------------------
22.    Royal Alliance Associates, Inc.
------------------------------------------------
23.    H&R Block Financial Advisors, Inc.
------------------------------------------------
24.    Wachovia Securities, LLC
------------------------------------------------
25.    Smith Hayes Financial Services Corp.
------------------------------------------------

If the amounts paid to ING Financial Advisers, LLC, were included in the table above, the amounts paid to ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

      o Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

      o The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.


PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

IICA Marathon Plus - 134792

      o On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

      o When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

      o During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

      o During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

      o During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

IICA Marathon Plus - 134792

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Variable Account I as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representative's personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

IICA Marathon Plus - 134792

--------------------------------------------------------------------------------
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.


      General Information and History
      Variable Annuity Account I
      Offering and Purchase of Contracts
      Average Annual Total Return Quotations
      Income Phase Payments
      Sales Material and Advertising
      Independent Registered Public Accounting Firm
      Financial Statements of the Separate Account
      Financial Statements of ING Insurance Company of America


You may request an SAI by calling the Company at the number listed in "Contract Overview -- Questions: Contacting the Company."


                                     SAI-1

IICA Marathon Plus - 134792

                       This page intentionally left blank.




IICA Marathon Plus - 134792

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

                             IICA GUARANTEED ACCOUNT

THE IICA GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

      o The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

      o The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

      o Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

      o     Tax penalties and/or tax withholding--see "Taxation;"

IICA Marathon Plus - 134792

      o     Early withdrawal charge--see "Fees;" or

      o     Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

      o     Transfers due to participation in the dollar cost averaging program;

      o Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

      o Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

      o Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

IICA Marathon Plus - 134792

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction. Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

DISTRIBUTION. The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002 known as Aetna Investment Services, LLC) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ING Financial may negotiate different commissions for these broker-dealers.

IICA Marathon Plus - 134792

--------------------------------------------------------------------------------
APPENDIX II
--------------------------------------------------------------------------------

                                  FIXED ACCOUNT

GENERAL DISCLOSURE.

      o The Fixed Account is an investment option available during the accumulation phase under the contract.

      o Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

      o Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

      o Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

      o Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

      o Additional information about this option may be found in the contract.

INTEREST RATES.

      o The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

      o Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

IICA Marathon Plus - 134792

--------------------------------------------------------------------------------
APPENDIX III
--------------------------------------------------------------------------------

                         DESCRIPTION OF UNDERLYING FUNDS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.


ING Evergreen Omega Portfolio and ING FMRSM Earnings Growth Portfolio have been added to the Contract in connection with fund substitutions that are scheduled to be effective in July, 2005. These portfolios will not be available until the effective date of the substitution. You will receive notice of the substitutions when they are effective.



--------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------
FORMER FUND NAME                            CURRENT FUND NAME
--------------------------------------------------------------------------------
ING VP Bond Portfolio                       ING VP Intermediate Bond Portfolio
--------------------------------------------------------------------------------



                                      III-1

IICA Marathon Plus - 134792

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class I)                           Seeks long-term capital growth.  Invests primarily in
                                                                  common stocks and securities convertible into common stocks
    INVESTMENT ADVISER:   Directed Services, Inc.                 of U.S. companies across all market capitalizations.  The
    INVESTMENT SUBADVISER:  Evergreen Investment Management       Portfolio may invest up to 25% of its assets in foreign
    Company, LLC                                                  securities.
-------------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) EARNINGS GROWTH PORTFOLIO (Class I)                   Seeks growth of capital over the long term.  Invests
                                                                  primarily in common stocks.  Invests the assets in
    INVESTMENT ADVISER:   Directed Services, Inc.                 companies it believes have above-average growth potential.
    INVESTMENT SUBADVISER:  Fidelity Management & Research Co.    Growth may be measured by factors such as earnings or
                                                                  revenue.  Companies with high growth potential tend to be
                                                                  companies with higher than average price/earnings (P/E) or price/book (P/B) ratios.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                        Seeks to provide long-term capital appreciation.  Under
    (Class S)                                                     normal market conditions, the Portfolio invests at least
                                                                  80% of its assets in equity securities of mid and
    INVESTMENT ADVISER:   Directed Services, Inc.                 large-capitalization companies at the time of purchase.
    INVESTMENT SUBADVISER:  J.P. Morgan Investment Management
    Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class I)                          Seeks above-average income (compared to a portfolio
                                                                  entirely invested in equity securities) consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  prudent employment of capital. Secondarily seeks reasonable
    INVESTMENT SUBADVISER: Massachusetts Financial Services       opportunity for growth of capital and income.  The
    Company                                                       Portfolio invests in a combination of equity and fixed
                                                                  income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Class I)                   Seeks long-term growth of capital and future income.
                                                                  Normally invests mainly in common stocks of U.S. companies
    INVESTMENT ADVISER:  Directed Services, Inc.                  of different capitalization ranges, presently focusing on
    INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                 large-capitalization issuers.  The Portfolio may also
                                                                  invest in debt securities, such as bonds and debentures,
                                                                  but does not currently emphasize these investments.
-------------------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of capital and prudent investment management.  Invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its net assets in a diversified portfolio of
    INVESTMENT SUBADVISER:  Pacific Investment Management         high yield securities ("junk bonds") rated below investment
    Company LLC                                                   grade but rated at least CCC/Caa by Moody's Investors
                                                                  Service, Inc., Standard and Poor's Rating Service, or
                                                                  Fitch, or if unrated, determined by PIMCO to be of
                                                                  comparable quality, subject to a maximum of 5% of total
                                                                  assets in CCC/Caa securities, determined at the time of
                                                                  investment.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-2

IICA Marathon Plus - 134792

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
-------------------------------------------------------------------------------------------------------------------------------
ING AMERICAN CENTURY SELECT PORTFOLIO (Initial Class)             Seeks long-term capital appreciation.  Invests in
                                                                  securities of companies American Century believes will
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   increase in value over time, using a growth investment
    INVESTMENT SUBADVISER: American Century Investment            strategy developed by American Century.  Generally invests
    Management Inc.                                               in larger companies, although may purchase securities of
                                                                  companies of any size.  The Portfolio can also invest in
                                                                  foreign companies.
-------------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital.  Invests primarily (at
    (Initial Class)                                               least 65% of total assets) in the equity securities of
                                                                  foreign companies that the subadviser believes have high
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    growth potential and which are attractively valued.  Will
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   normally invest in a number of issuers in several countries
    (London) Ltd.                                                 other than the U.S. and will invest in securities in both
                                                                  developed and developing markets.  The Portfolio may invest in debt securities issued by foreign and U.S. companies,
                                                                  including non-investment grade debt securities.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                           Seeks capital appreciation. Invests primarily (at least 65%
    (Initial Class)                                               of net assets) in common stocks and related securities,
                                                                  such as preferred stocks, convertible securities and
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    depositary receipts focusing on companies that MFS believes
    INVESTMENT SUBADVISER: Massachusetts Financial Services       have favorable growth prospects and attractive valuations
    Company                                                       based on current and expected earnings or cash flows.  The
                                                                  Portfolio may invest in foreign securities (including
                                                                  emerging market securities).
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO (Initial Class)                  Seeks capital appreciation.  Invests mainly in common
                                                                  stocks of companies in the U.S. and foreign countries.  Can
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   invest without limit in foreign securities in any country,
    INVESTMENT SUBADVISER:  OppenheimerFund Inc.                  including countries with emerging markets.  May invest in
                                                                  companies of any size, but currently focuses its
                                                                  investments in mid-and large-cap companies.  The Portfolio normally will invest in at least three countries (one of
                                                                  which may be the United States).
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO                        Seeks a high level of current income principally derived
    (Initial Class)                                               from interest on debt securities.  Invests mainly in debt
                                                                  securities of issuers in three market sectors:  foreign
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   governments and companies; U.S. government securities; and
    INVESTMENT SUBADVISER:  OppenheimerFunds, Inc.                lower-grade high-yield securities of U.S. and foreign
                                                                  companies.
-------------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Initial Class)                                               least 80% of net assets under normal circumstances) in
                                                                  common stocks and related securities, such as preferred
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   stocks, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER:  Salomon Brothers Asset Management     emerging growth companies.  The Portfolio may invest in
    Inc.                                                          foreign securities (including emerging market securities).
-------------------------------------------------------------------------------------------------------------------------------



                                     III-3

IICA Marathon Plus - 134792

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (Initial   Seeks long-term capital appreciation.  Normally invests at
    Class)                                                        least 80% of total assets in equity securities of companies having a market capitalization within the range of
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   companies in the Russell MidCap Growth Index or the
    INVESTMENT SUBADVISER:  T. Rowe Price Associates, Inc.        Standard & Poor's MidCap 400 Index focusing on mid-size
                                                                  companies whose earnings are expected to grow at a rate
                                                                  faster than the average company.
-------------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO                         Seeks long-term capital growth, and secondarily, increasing
    (Initial Class)                                               dividend income.  Invests primarily (at least 80% of net
                                                                  assets under normal circumstances) in common stocks.
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   Concentrates its investments in growth companies that have
    INVESTMENT SUBADVISER:  T. Rowe Price Associates, Inc.        the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered
                                                                  above average.  The Portfolio may also purchase foreign
                                                                  stocks, hybrid securities, futures and options.
                                                                  Investments in foreign securities are limited to 30% of
                                                                  total assets.
-------------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           Seeks long-term growth of capital and future income.
    (Initial Class)                                               Invests at least 80% of net assets in equity securities of
                                                                  U.S. large capitalization companies.  Investments in equity
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    securities may include dividend-paying securities, common
    INVESTMENT SUBADVISER:  UBS Global Asset Management           stock and preferred stock.
    (Americas) Inc.
-------------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO                        Seeks total return, consisting of long-term capital
    (Initial Class)                                               appreciation and current income.  Invests at least 80% of
                                                                  net assets in equity and income securities.  Normally
    INVESTMENT ADVISER:  ING Life Insurance and Annuity Company   invests at least 65% of assets in income producing equity
    INVESTMENT SUBADVISER: Van Kampen                             instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt
                                                                  securities.  The Portfolio may invest up to 25% of total
                                                                  assets in securities of foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO                    Seeks to provide total return.  Managed for investors
    (Class I)                                                     seeking a balance between income and capital appreciation
                                                                  who generally have an investment horizon exceeding 10 years
    INVESTMENT ADVISER: ING Investments, LLC                      and a moderate level of risk tolerance.  The Portfolio
    INVESTMENT SUBADVISER: ING Investment Management Co.          allocates assets among several classes of equities,
                                                                  fixed-income securities (including up to 15% of total
                                                                  assets in high-yield instruments) and money market
                                                                  instruments.  The benchmark portfolio is 60% equities, 35%
                                                                  fixed income and 5% money market instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO                      Seeks to provide capital appreciation.  Managed for
    (Class I)                                                     investors seeking capital appreciation who generally have
                                                                  an investment horizon exceeding 15 years and a high level
    INVESTMENT ADVISER: ING Investments, LLC                      of risk tolerance.  The Portfolio allocates assets among
    INVESTMENT SUBADVISER:  ING Investment Management Co.         several classes of equities, fixed-income securities
                                                                  (including up to 15% of total assets in high-yield
                                                                  instruments) and money market instruments.  The benchmark
                                                                  portfolio is 80% equities and 20% fixed income.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-4

IICA Marathon Plus - 134792

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO                      Seeks to provide total return consistent with preservation
    (Class I)                                                     of capital.  Managed for investors primarily seeking total return consistent with capital preservation who generally
    INVESTMENT ADVISER: ING Investments, LLC                      have an investment horizon exceeding 5 years and a low
    INVESTMENT SUBADVISER: ING Investment Management Co.          level of risk tolerance.  The Portfolio allocates assets
                                                                  among several classes of equities, fixed-income securities
                                                                  (including up to 15% of total assets in high-yield
                                                                  instruments) and money market instruments.  The benchmark
                                                                  portfolio is 35% equities, 55% fixed income and 10% money
                                                                  market instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
         7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO (Class I)          Seeks long-term capital appreciation.  Invests at least 80%
                                                                  of net assets in equity securities issued by science and
    INVESTMENT ADVISER: ING Investments, LLC                      technology companies in all market capitalization ranges.
    INVESTMENT SUBADVISER: BlackRock Advisors, Inc.               The Portfolio will invest in equity securities of U.S. and
                                                                  non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology.  The Portfolio may invest up to 25% of its net assets in stocks of issuers in emerging
                                                                  market countries.
-------------------------------------------------------------------------------------------------------------------------------
ING VP GROWTH PORTFOLIO (Class I)                                 Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and
    INVESTMENT ADVISER: ING Investments, LLC                      securities convertible into common stocks believed to offer
    INVESTMENT SUBADVISER: ING Investment Management Co.          growth potential. Under normal market conditions, invests
                                                                  primarily in common stocks and securities convertible into common stock of large U.S. companies.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
                                                                  Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT ADVISER:  ING Investments, LLC                     Index), while maintaining a market level of risk.  Invests
    INVESTMENT SUBADVISER:  ING Investment Management Co.         at least 80% of assets in stocks included in the S&P 500
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight or avoid those stocks it believes will underperform the index.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO (Class I)                   Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally
    INVESTMENT ADVISER: ING Investments, LLC                      traded in countries outside of the United States. The
    INVESTMENT SUBADVISER: ING Investment Management Co.          Portfolio will not target any given level of current
                                                                  income. Under normal market conditions, invests at least
                                                                  80% of assets in equity securities.  At least 65% of assets will normally be invested in securities principally traded in three or more countries outside of the U.S. and
                                                                  countries with emerging securities markets.  These
                                                                  securities may include common stocks as well as securities convertible into stock.
-------------------------------------------------------------------------------------------------------------------------------
ING VP SMALL COMPANY PORTFOLIO (Class I)                          Seeks growth of capital primarily through investment in a
                                                                  diversified portfolio of common stocks and securities of
    INVESTMENT ADVISER: ING Investments, LLC                      companies with smaller market capitalizations.  Under
    INVESTMENT SUBADVISER: ING Investment Management Co.          normal market conditions, invests at least 80% of assets in common stocks of small-capitalization companies.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-5

IICA Marathon Plus - 134792

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY PORTFOLIO (Class I)                      Seeks growth of capital primarily through the investment in a diversified portfolio of common stocks.  Under normal
    INVESTMENT ADVISER: ING Investments, LLC                      market conditions, invests at least 65% of total assets in
    INVESTMENT SUBADVISER: ING Investment Management Co.          common stocks and American Depositary Receipts (ADR's). May invest the remaining 35% of its assets in other types of
                                                                  securities including foreign securities and securities of
                                                                  smaller companies.
-------------------------------------------------------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.
-------------------------------------------------------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.  (Class I)                        Seeks to maximize investment return, consistent with
                                                                  reasonable safety of principal, by investing in a
    INVESTMENT ADVISER:  ING Investments, LLC                     diversified portfolio of one or more of the following asset
    INVESTMENT SUBADVISER:  ING Investment Management Co.         classes: stocks, bonds and cash equivalents, based on the
                                                                  judgment of the Portfolio's management, of which of those
                                                                  sectors or mix thereof offers the best investment
                                                                  prospects. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments). The Portfolio
                                                                  may invest a portion of its total assets in high-yield
                                                                  instruments.
-------------------------------------------------------------------------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO (Class I)                      Seeks to maximize total return through investments in a
                                                                  diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                      convertible into common stock. Under normal market
    INVESTMENT SUBADVISER: ING Investment Management Co.          conditions, invests at least 65% of total assets in common stocks that the subadviser believes have significant
                                                                  potential for capital appreciation or income growth or
                                                                  both. May invest up to 25% of its total assets in stocks of foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (Class I)                      Seeks to maximize total return consistent with reasonable
    (formerly ING VP Bond Portfolio)                              risk, through investment in a diversified portfolio
                                                                  consisting primarily of debt securities.  Under normal
    INVESTMENT ADVISER:  ING Investments, LLC                     market conditions, invests at least 80% of assets in a
    INVESTMENT SUBADVISER:  ING Investment Management Co.         portfolio of bonds, including but not limited to corporate, government and mortgage bonds.  May also invest in:
                                                                  preferred stocks; high quality money market instruments;
                                                                  municipal bonds; debt securities of foreign issuers;
                                                                  mortgage- and asset-backed securities; and options and
                                                                  futures contracts involving securities, securities indices and interest rates.
-------------------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO (Class I)                           Seeks to provide high current return, consistent with
                                                                  preservation of capital and liquidity, through investment
    INVESTMENT ADVISER:  ING Investments, LLC                     in high-quality money market instruments. Invests in a
    INVESTMENT SUBADVISER:  ING Investment Management Co.         diversified portfolio of high-quality fixed income
                                                                  securities denominated in U.S. dollars, with short
                                                                  remaining maturities. THERE IS NO GUARANTEE THAT THE ING VP
                                                                  MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                  RETURN.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-6

IICA Marathon Plus - 134792

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIALLY BALANCED PORTFOLIO                               Seeks to achieve a competitive total return through an
                                                                  actively managed portfolio of stocks, bonds and money
    INVESTMENT ADVISER: Calvert Asset Management Company, Inc.    market instruments which offer income and capital growth
    INVESTMENT SUBADVISER: Brown Capital Management, Inc. and     opportunity and which satisfy the investment and social
    SsgA Funds Management, Inc.                                   criteria.  Typically invests about 60% of its assets in
                                                                  stocks and 40% in bonds or other fixed-income investments.
                                                                  Stock investments are primarily common stock in large-cap
                                                                  companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    82 Devonshire Street, Boston, MA  02109
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO (Class I)             Seeks to maximize total return by allocating its assets
                                                                  among stocks, bonds, short-term instruments, and other
    INVESTMENT ADVISER: Fidelity Management & Research Company    investments.  Assets are allocated among stocks, bonds, and
    INVESTMENT SUBADVISERS: Fidelity Management & Research        short-term and money market instruments, maintaining
    (U.K.) Inc.; Fidelity Management & Research (Far East)        neutral mix over time of 70% of assets in stocks, 25% of
    Inc.; Fidelity Investments Japan Limited; Fidelity            assets in bonds, and 5% of assets in short-term and money
    Investments Money Management, Inc.; FMR Co., Inc.             market instruments.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO (Class I)                 Seeks long-term capital appreciation. Normally invests
                                                                  primarily in common stocks of companies whose value the
    INVESTMENT ADVISER: Fidelity Management & Research Company    Portfolio's investment adviser believes is not fully
    INVESTMENT SUBADVISER: Fidelity Management & Research         recognized by the public.
    (U.K.) Inc.; Fidelity Management &Research (Far East) Inc.;
    Fidelity Investments Japan Limited; FMR Co., Inc.
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO (Class I)                 Seeks reasonable income. Also considers the potential for
                                                                  capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research Company    exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                          the Standard & Poor's 500 Index. Normally invests at least
                                                                  80% of total assets in income-producing equity securities
                                                                  (which tends to lead to investments in large cap "value"
                                                                  stocks).
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO (Class I)                        Seeks to achieve capital appreciation. Normally invests
                                                                  primarily in common stocks of companies the investment
    INVESTMENT ADVISER: Fidelity Management & Research Company    adviser believes have above-average growth potential (often
    INVESTMENT SUBADVISER: FMR Co., Inc.                          called "growth" stocks).
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH-INCOME PORTFOLIO (Class I)                   Seeks a high level of current income while also considering growth of capital. Normally invests primarily in
    INVESTMENT ADVISER: Fidelity Management & Research Company    income-producing debt securities, preferred stocks and
    INVESTMENT SUBADVISER: Fidelity Management & Research         convertible securities, with an emphasis on lower-quality
    (U.K.) Inc.; Fidelity Management & Research (Far East)        debt securities.
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-7

IICA Marathon Plus - 134792

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INDEX 500 PORTFOLIO (Class I)                     Seeks investment results that correspond to the total
                                                                  return of common stocks publicly traded in the United
    INVESTMENT ADVISER: Fidelity Management & Research Company    States, as represented by the Standard & Poor's 500
    INVESTMENT SUBADVISER: Geode Capital Management, LLC (Geode)  Index(SM) (S&P 500(R)). Normally invests at least 80% of assets in common stocks included in the S&P 500(R).
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO (Class I)                      Seeks long-term growth of capital.  Normally invests at
                                                                  least 80% of assets in non-U.S. securities, primarily in
    INVESTMENT ADVISER: Fidelity Management & Research Company    common stocks.
    INVESTMENT SUBADVISER:  Fidelity Management & Research
    (U.K.) Inc.; Fidelity Management & Research (Far East)
    Inc.; Fidelity International Investment Advisors (U.K.)
    Limited; Fidelity Investments Japan Limited; FMR Co., Inc.
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) STRATEGIC INCOME SERIES (Class I)                          A nondiversified fund that seeks to provide high current
                                                                  income by investing in fixed income securities.  Its
    INVESTMENT ADVISER: Massachusetts Financial Services Company  secondary objective is to provide significant capital appreciation.  Under normal market conditions, invests at
                                                                  least 65% of net assets in fixed income securities
                                                                  including:  U.S. government securities, foreign government securities, mortgage-backed and asset-backed securities,
                                                                  corporate bonds and emerging market securities. The series may also invest in derivative securities.
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA                             Seeks capital appreciation by investing in "growth type"
                                                                  companies. Invests mainly in equity securities, such as
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                    common stocks and can invest in other equity securities,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks.
-------------------------------------------------------------------------------------------------------------------------------



                                     III-8

IICA Marathon Plus - 134792

--------------------------------------------------------------------------------
APPENDIX IV
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION


Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account I available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2004 the "Value at beginning of period" shown is the value at first date of investment. For those subaccounts that ended operations during the period ended December 31, 2004 the "Value at the end of period" shown is the value at the last date of investment.


                                     TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              2004        2003        2002        2001        2000
                                                                              ----        ----        ----        ----        ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                                $11.30       $9.61      $11.092     $12.089    $12.656
Value at end of period                                                      $12.07      $11.30        $9.61     $11.092    $12.089
Number of accumulation units outstanding at end of period                   24,894      26,484       11,931      11,652      8,297
FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO
(Funds were first received in this option during April 1996)
Value at beginning of period                                                $16.18      $13.91      $15.458     $16.348    $17.257
Value at end of period                                                      $16.83      $16.18       $13.91     $15.458    $16.348
Number of accumulation units outstanding at end of period                  204,173     264,759      304,707     322,613    335,446
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                $20.96      $16.55      $18.515     $21.400    $23.242
Value at end of period                                                      $23.87      $20.96       $16.55     $18.515    $21.400
Number of accumulation units outstanding at end of period                  987,722   1,061,457    1,144,943   1,299,125  1,565,470
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period                                                $18.22      $14.18      $17.311     $18.474    $17.279
Value at end of period                                                      $20.03      $18.22       $14.18     $17.311    $18.474
Number of accumulation units outstanding at end of period                1,549,447   1,817,918    2,000,319   2,297,364  2,335,570
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period                                                $15.97      $12.19      $17.693     $21.792    $24.826
Value at end of period                                                      $16.28      $15.97       $12.19     $17.693    $21.792
Number of accumulation units outstanding at end of period                  807,857     979,747    1,125,586   1,296,071  1,572,341

                                                                              1999         1998        1997        1996
                                                                              ----         ----        ----        ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period                                               $11.437       $9.976      $9.824
Value at end of period                                                     $12.656      $11.437      $9.976
Number of accumulation units outstanding at end of period                   12,298       12,288       3,258
FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO
(Funds were first received in this option during April 1996)
Value at beginning of period                                               $15.754       $13.888    $11.674      $10.539
Value at end of period                                                     $17.257       $15.754    $13.888      $11.674
Number of accumulation units outstanding at end of period                  388,585       408,019    272,786      104,229
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                               $18.970       $14.802    $12.093      $10.273
Value at end of period                                                     $23.242       $18.970    $14.802      $12.093
Number of accumulation units outstanding at end of period                1,826,356     1,853,911  1,682,029      540,936
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period                                               $16.482       $14.974    $11.855      $10.301
Value at end of period                                                     $17.279       $16.482    $14.974      $11.855
Number of accumulation units outstanding at end of period                2,597,042     2,792,889  2,292,971    1,000,050
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period                                               $18.320       $13.320    $10.940       $9.005
Value at end of period                                                     $24.826       $18.320    $13.320      $10.940
Number of accumulation units outstanding at end of period                1,858,232     1,869,306  1,399,424      870,922

IICA Marathon Plus - 134792

                                                                              2004        2003        2002        2001        2000
                                                                              ----        ----        ----        ----        ----
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                $11.34       $9.04       $8.859     $10.180    $13.317
Value at end of period                                                      $12.25      $11.34        $9.04      $8.859    $10.180
Number of accumulation units outstanding at end of period                  618,367     799,713      663,068     773,715    890,534
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                $18.83      $14.87      $19.397     $22.383    $25.027
Value at end of period                                                      $20.53      $18.83       $14.87     $19.397    $22.383
Number of accumulation units outstanding at end of period                  993,587   1,196,859    1,193,376   1,469,435  1,723,480
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                $13.56       $9.59      $12.203     $15.701    $19.684
Value at end of period                                                      $15.19      $13.56        $9.59     $12.203    $15.701
Number of accumulation units outstanding at end of period                  178,516     192,719      209,026     195,449    225,474
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                $10.71       $8.39      $10.384     $14.415    $18.181
Value at end of period                                                      $12.55      $10.71        $8.39     $10.384    $14.415
Number of accumulation units outstanding at end of period                  145,478     127,225      141,521     105,209     76,956
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                $11.16       $8.84      $12.836     $17.303    $18.612
Value at end of period                                                      $12.42      $11.16        $8.84     $12.836    $17.303
Number of accumulation units outstanding at end of period                  178,324     206,430      333,609     329,528    535,004
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                 $9.03       $6.63      $10.395     $14.097    $20.074
Value at end of period                                                       $9.77       $9.03        $6.63     $10.395    $14.097
Number of accumulation units outstanding at end of period                  872,366   1,184,775    1,301,937   1,798,491  2,155,759
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                $17.89      $13.85      $18.318     $20.694    $20.993
Value at end of period                                                      $19.40      $17.89       $13.85     $18.318    $20.694
Number of accumulation units outstanding at end of period                  859,736     992,016    1,092,108   1,299,610  1,516,955
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                 $8.74       $7.09       $9.574     $12.274    $13.032
Value at end of period                                                       $9.88       $8.74        $7.09      $9.574    $12.274
Number of accumulation units outstanding at end of period                  630,854     739,569      916,120   1,177,274  1,421,458
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 1996)
Value at beginning of period                                                $17.64      $15.05      $17.016     $18.018    $18.376
Value at end of period                                                      $19.03      $17.64       $15.05     $17.016    $18.018
Number of accumulation units outstanding at end of period                  195,681     240,188      273,826     315,543    364,760
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                 $3.67       $2.56       $4.424      $5.824     $9.106
Value at end of period                                                       $3.58       $3.67        $2.56      $4.424     $5.824
Number of accumulation units outstanding at end of period                  162,127     410,635      115,373      74,229     34,998

                                                                                1999         1998        1997        1996
                                                                                ----         ----        ----        ----
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                 $12.488       $13.238    $11.410      $10.493
Value at end of period                                                       $13.317       $12.488    $13.238      $11.410
Number of accumulation units outstanding at end of period                  1,086,377     1,196,922    862,284      239,917
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                 $21.063       $16.646    $12.722      $10.828
Value at end of period                                                       $25.027       $21.063    $16.646      $12.722
Number of accumulation units outstanding at end of period                  1,838,819     1,953,506  1,375,721      384,282
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                 $13.997       $12.590    $11.447      $10.304
Value at end of period                                                       $19.684       $13.997    $12.590      $11.447
Number of accumulation units outstanding at end of period                    230,681       261,377    237,376      115,487
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                 $11.640        $9.912     $9.791
Value at end of period                                                       $18.181       $11.640     $9.912
Number of accumulation units outstanding at end of period                     87,650        79,756      2,569
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                 $12.686       $10.152    $10.009
Value at end of period                                                       $18.612       $12.686    $10.152
Number of accumulation units outstanding at end of period                    473,282       358,518    216,273
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                 $13.494       $10.554    $10.689
Value at end of period                                                       $20.074       $13.494    $10.554
Number of accumulation units outstanding at end of period                  2,336,393     2,557,155  2,394,861
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                 $17.406      $13.834     $13.560
Value at end of period                                                       $20.993      $17.406     $13.834
Number of accumulation units outstanding at end of period                  1,472,258    1,616,748   1,572,718
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period                                                 $10.656        $8.786     $8.960
Value at end of period                                                       $13.032       $10.656     $8.786
Number of accumulation units outstanding at end of period                  1,550,656     1,761,234  1,615,395
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 1996)
Value at beginning of period                                                 $16.405       $14.228    $11.781      $10.582
Value at end of period                                                       $18.376       $16.405    $14.228      $11.781
Number of accumulation units outstanding at end of period                    387,565       369,652    314,447       59,639
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

IICA Marathon Plus - 134792

                                                                              2004        2003        2002        2001        2000
                                                                              ----        ----        ----        ----        ----
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period                                                $13.88      $11.16      $15.096     $18.765    $21.374
Value at end of period                                                      $14.83      $13.88       $11.16     $15.096    $18.765
Number of accumulation units outstanding at end of period                  511,623     624,677      718,631     896,573  1,015,824
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $13.36      $10.40      $14.840     $20.638    $23.771
Value at end of period                                                      $14.13      $13.36       $10.40     $14.840    $20.638
Number of accumulation units outstanding at end of period                   57,496      72,287       79,048     109,809    256.267
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the option)
Value at beginning of period                                                $16.78      $13.49      $17.439     $20.478    $22.923
Value at end of period                                                      $18.30      $16.78       $13.49     $17.439    $20.478
Number of accumulation units outstanding at end of period                  219,239     279,207      305,209     345,653    445,665
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period                                                $15.17      $14.47      $13.549     $12.637    $11.689
Value at end of period                                                      $15.69      $15.17       $14.47     $13.549    $12.637
Number of accumulation units outstanding at end of period                  419,545     585,875      855,016     580,831    422,109
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                 $8.08       $6.20       $8.581     $11.434    $14.554
Value at end of period                                                       $9.33       $8.08        $6.20      $8.581    $11.434
Number of accumulation units outstanding at end of period                   82,135      39,138       34,133      32,299     50,262
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1996)
Value at beginning of period                                                $12.58      $12.65      $12.624     $12.319    $11.744
Value at end of period                                                      $12.54      $12.58       $12.65     $12.624    $12.319
Number of accumulation units outstanding at end of period                  677,901   1,135,320    2,039,666   2,045,640  1,690,766
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $19.42      $14.33      $18.926     $18.458    $17.540
Value at end of period                                                      $21.90      $19.42       $14.33     $18.926    $18.458
Number of accumulation units outstanding at end of period                  286,551     409,801      357,092     342,594    343,701
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during July 1996)
Value at beginning of period                                                $15.22      $12.92      $14.481     $15.792    $15.949
Value at end of period                                                      $16.54      $15.22       $12.92     $14.481    $15.792
Number of accumulation units outstanding at end of period                   84,249      63,658       34,383      33,977     39,050
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 1996)
Value at beginning of period                                                $15.47      $12.62      $14.841     $17.018    $17.374
Value at end of period                                                      $17.09      $15.47       $12.62     $14.841    $17.018
Number of accumulation units outstanding at end of period                  100,636      64,273       52,779      57,017     66,806

                                                                                1999         1998        1997        1996
                                                                                ----         ----        ----        ----
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period                                                 $18.461       $16.354    $12.769      $10.101
Value at end of period                                                       $21.374       $18.461    $16.354      $12.769
Number of accumulation units outstanding at end of period                  1,172,637     1,217,448    946,796      299,882
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                 $17.862       $13.158    $10.667
Value at end of period                                                       $23.771       $17.862    $13.158
Number of accumulation units outstanding at end of period                    156,242       284,771     68,840
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the option)
Value at beginning of period                                                 $18.704       $14.414    $10.919      $10.000
Value at end of period                                                       $22.923       $18.704    $14.414      $10.919
Number of accumulation units outstanding at end of period                    536,795       654,767    271,628        2,960
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period                                                 $11.943       $11.201    $10.489      $10.260
Value at end of period                                                       $11.689       $11.943    $11.201      $10.489
Number of accumulation units outstanding at end of period                    516,266       500,098    269,675       95,644
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                                  $9.754       $10.149
Value at end of period                                                       $14.554        $9.754
Number of accumulation units outstanding at end of period                     12,771         1,816
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1996)
Value at beginning of period                                                 $11.335       $10.900    $10.481      $10.151
Value at end of period                                                       $11.744       $11.335    $10.900      $10.481
Number of accumulation units outstanding at end of period                  2,775,866     2,041,170  1,409,840      799,456
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                 $13.595       $13.638    $11.313
Value at end of period                                                       $17.540       $13.595    $13.638
Number of accumulation units outstanding at end of period                    136,571       225,982    188,818
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during July 1996)
Value at beginning of period                                                 $14.676       $14.054    $12.123      $10.932
Value at end of period                                                       $15.949       $14.676    $14.054      $12.123
Number of accumulation units outstanding at end of period                     42,322        40,712     29,532        6,330
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 1996)
Value at beginning of period                                                 $15.409       $14.983    $12.674      $11.003
Value at end of period                                                       $17.374       $15.409    $14.983      $12.674
Number of accumulation units outstanding at end of period                     74,094        83,798     72,383       91,927

IICA Marathon Plus - 134792

                                                                              2004        2003        2002        2001        2000
                                                                              ----        ----        ----        ----        ----
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1996)
Value at beginning of period                                                $15.35      $13.70      $14.522     $15.088    $14.599
Value at end of period                                                      $16.34      $15.35       $13.70     $14.522    $15.088
Number of accumulation units outstanding at end of period                   81,018      97,343       98,588     114,194     79,712
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $16.37      $13.32      $18.250     $20.480    $18.847
Value at end of period                                                      $17.77      $16.37       $13.32     $18.250    $20.480
Number of accumulation units outstanding at end of period                  132,862     146,199      200,434     310,005    280,864
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                $22.53      $20.04      $21.723     $23.121    $23.983
Value at end of period                                                      $24.11      $22.53       $20.04     $21.723    $23.121
Number of accumulation units outstanding at end of period                  362,180     524,993      719,490     735,326    810,586
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during April 1996)
Value at beginning of period                                                $16.82      $16.03      $14.719     $13.857    $13.226
Value at end of period                                                      $17.24      $16.82       $16.03     $14.719    $13.857
Number of accumulation units outstanding at end of period                  157,501     268,994      526,128     421,253    256,628
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                $16.46      $12.67      $17.490     $23.570    $27.974
Value at end of period                                                      $16.96      $16.46       $12.67     $17.490    $23.570
Number of accumulation units outstanding at end of period                  341,168     489,456      649,852     947,186  1,129,263
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                $14.12      $10.60      $14.921     $24.996    $37.181
Value at end of period                                                      $16.82      $14.12       $10.60     $14.921    $24.996
Number of accumulation units outstanding at end of period                  369,047     413,522      511,821     678,545    853,483
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period                                                $18.99      $15.53      $21.143     $27.649    $33.250
Value at end of period                                                      $19.62      $18.99       $15.53     $21.143    $27.649
Number of accumulation units outstanding at end of period                  903,221   1,214,064    1,677,026   2,245,676  2,730,852
MFS(R) STRATEGIC INCOME SERIES
(The initial accumulation unit value was established at $10.000 during May 1996 when the fund became available under the option)
Value at beginning of period                                                $12.97      $11.92      $11.153     $10.799    $10.440
Value at end of period                                                      $13.78      $12.97       $11.92     $11.153    $10.799
Number of accumulation units outstanding at end of period                   61,395      91,007       84,628      48,322     49,082
MFS(R) TOTAL RETURN SERIES
(The initial accumulation unit value was established at $10.000 during May 1996 when the fund became available under the option)
Value at beginning of period                                                $17.79      $15.51      $16.586     $16.782    $14.669
Value at end of period                                                      $19.52      $17.79       $15.51     $16.586    $16.782
Number of accumulation units outstanding at end of period                  722,218     866,683      927,094     982,897    777,895
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $12.80      $10.34      $14.517     $21.423    $24.477
Value at end of period                                                      $15.12      $12.80       $10.34     $14.517    $21.423
Number of accumulation units outstanding at end of period                  232,162     274,712      231,201     314,680    374,221

                                                                               1999         1998        1997        1996
                                                                               ----         ----        ----        ----
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1996)
Value at beginning of period                                                $13.825       $13.112    $11.613      $10.601
Value at end of period                                                      $14.599       $13.825    $13.112      $11.613
Number of accumulation units outstanding at end of period                    94,121        95,815     60,533        8,642
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $15.985       $13.246    $10.856
Value at end of period                                                      $18.847       $15.985    $13.246
Number of accumulation units outstanding at end of period                   150,268       311,397     67,303
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                $19.189       $14.492    $12.038      $10.836
Value at end of period                                                      $23.983       $19.189    $14.492      $12.038
Number of accumulation units outstanding at end of period                   893,140       927,779    533,138      165,079
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during April 1996)
Value at beginning of period                                                $13.202       $12.272    $11.136      $10.173
Value at end of period                                                      $13.226       $13.202    $12.272      $11.136
Number of accumulation units outstanding at end of period                   254,250       267,031    163,048       35,326
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                $19.704       $14.731    $12.171      $11.002
Value at end of period                                                      $27.974       $19.704    $14.731      $12.171
Number of accumulation units outstanding at end of period                 1,130,099       807,576    684,113      255,831
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period                                                $16.729       $12.637    $11.376      $10.988
Value at end of period                                                      $37.181       $16.729    $12.637      $11.376
Number of accumulation units outstanding at end of period                   950,030       601,047    518,686      242,113
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period                                                $20.506       $16.131    $13.393      $10.536
Value at end of period                                                      $33.250       $20.506    $16.131      $13.393
Number of accumulation units outstanding at end of period                 3,017,262     3,185,557  2,772,831    1,030,570
MFS(R) STRATEGIC INCOME SERIES
(The initial accumulation unit value was established at $10.000 during May 1996 when the fund became available under the option)
Value at beginning of period                                                $10.860       $10.207    $10.471      $10.000
Value at end of period                                                      $10.440       $10.860    $10.207      $10.471
Number of accumulation units outstanding at end of period                    36,450        69,957     52,302       20,479
MFS(R) TOTAL RETURN SERIES
(The initial accumulation unit value was established at $10.000 during May 1996 when the fund became available under the option)
Value at beginning of period                                                $14.432       $13.030    $10.894      $10.000
Value at end of period                                                      $14.669       $14.432    $13.030      $10.894
Number of accumulation units outstanding at end of period                   833,537       943,853    523,291      108,482
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $13.520       $12.204    $10.516
Value at end of period                                                      $24.477       $13.520    $12.204
Number of accumulation units outstanding at end of period                   224,632       179,861     65,695

IICA Marathon Plus - 134792

                                                                              2004        2003        2002        2001        2000
                                                                              ----        ----        ----        ----        ----
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $19.74      $14.00      $18.231     $21.023    $20.287
Value at end of period                                                      $23.19      $19.74       $14.00     $18.231    $21.023
Number of accumulation units outstanding at end of period                  348,167     331,983      249,877     160,239    254,046
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $12.63      $10.10      $12.620     $14.248    $15.839
Value at end of period                                                      $13.63      $12.63       $10.10     $12.620    $14.248
Number of accumulation units outstanding at end of period                  429,684     465,039      463,031     558,484    650,882
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $14.29      $12.27      $11.583     $11.206    $11.072
Value at end of period                                                      $15.31      $14.29       $12.27     $11.583    $11.206
Number of accumulation units outstanding at end of period                  332,743     354,744      325,820     274,579    229,784

                                                                               1999         1998        1997        1996
                                                                               ----         ----        ----        ----
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $12.982       $11.539    $10.488
Value at end of period                                                      $20.287       $12.982    $11.539
Number of accumulation units outstanding at end of period                   115,002       134,449     87,559
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $13.199       $12.785    $10.497
Value at end of period                                                      $15.839       $13.199    $12.785
Number of accumulation units outstanding at end of period                   650,435       693,695    354,269
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1997)
Value at beginning of period                                                $10.921       $10.764    $10.187
Value at end of period                                                      $11.072       $10.921    $10.764
Number of accumulation units outstanding at end of period                   285,712       328,546    128,720

                                    TABLE II
        FOR CONTRACTS ISSUED WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              2004       2003       2002      2001       2000      1999       1998
                                                              ----       ----       ----      ----       ----      ----       ----
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $11.16      $9.47   $10.919    $11.882   $12.421    $11.208   $10.596
Value at end of period                                         $11.93     $11.16     $9.47    $10.919   $11.882    $12.421   $11.208
Number of accumulation units outstanding at end of period       9,781     11,187     7,060      8,516    10,043     12,257    11,121
FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $11.56      $9.92   $11.005    $11.621   $12.248    $11.165   $10.607
Value at end of period                                         $12.04     $11.56     $9.92    $11.005   $11.621    $12.248   $11.165
Number of accumulation units outstanding at end of period      99,169    104,395    86,026    105,390   102,250    117,415   152,533
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $13.96     $11.00   $12.292    $14.186   $15.383    $12.537   $11.136
Value at end of period                                         $15.92     $13.96    $11.00    $12.292   $14.186    $15.383   $12.537
Number of accumulation units outstanding at end of period     270,618    284,306   282,851    331,463   375,961    410,630   353,548
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $12.03      $9.35   $11.401    $12.148   $11.346    $10.806   $10.957
Value at end of period                                         $13.25     $12.03     $9.35    $11.401   $12.148    $11.346   $10.806
Number of accumulation units outstanding at end of period     440,175    477,417   482,335    502,916   484,590    576,813   476,634
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $11.64      $8.87   $12.858    $15.812   $17.986    $13.253   $11.094
Value at end of period                                         $11.88     $11.64     $8.87    $12.858   $15.812    $17.986   $13.253
Number of accumulation units outstanding at end of period     204,880    237,777   289,422    313,460   331,372    344,724   307,937

IICA Marathon Plus - 134792

                                                              2004       2003       2002      2001       2000      1999       1998
                                                              ----       ----       ----      ----       ----      ----       ----
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                    $8.44      $6.71    $6.572     $7.541    $9.849     $9.222   $10.292
Value at end of period                                          $9.13      $8.44     $6.71     $6.572    $7.541     $9.849    $9.222
Number of accumulation units outstanding at end of period     237,404    416,392   126,879    171,198   215,872    248,198   270,627
FIDELITY(R) VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $11.04      $8.71   $11.342    $13.067   $14.589    $12.259   $11.159
Value at end of period                                         $12.06     $11.04     $8.71    $11.342   $13.067    $14.589   $12.259
Number of accumulation units outstanding at end of period     255,117    275,998   318,692    360,463   425,196    738,298   409,685
FIDELITY(R) VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $10.24      $7.23    $9.185    $11.800   $14.771    $10.487   $11.082
Value at end of period                                         $11.49     $10.24     $7.23     $9.185   $11.800    $14.771   $10.487
Number of accumulation units outstanding at end of period      55,156     48,865    42,116     48,883    53,231     57,260    45,606
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $10.19      $7.97    $9.855    $13.658   $17.201    $10.995   $11.145
Value at end of period                                         $11.96     $10.19     $7.97     $9.855   $13.658    $17.201   $10.995
Number of accumulation units outstanding at end of period      38,432     32,476    34,668     35,605    34,335     34,698    30,516
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $10.64      $8.42   $12.203    $16.424   $17.640    $12.005   $11.503
Value at end of period                                         $11.86     $10.64     $8.42    $12.203   $16.424    $17.640   $12.005
Number of accumulation units outstanding at end of period      68,660     83,398   119,891    126,600   145,704    145,648   108,102
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                    $7.96      $5.83    $9.130    $12.362   $17.577    $11.797   $11.104
Value at end of period                                          $8.62      $7.96     $5.83     $9.130   $12.362    $17.577   $11.797
Number of accumulation units outstanding at end of period      96,144    123,870   146,220    178,926   204,067    258,892   205,549
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $12.53      $9.69   $12.795    $14.433   $14.620    $12.103   $11.120
Value at end of period                                         $13.61     $12.53     $9.69    $12.795   $14.433    $14.620   $12.103
Number of accumulation units outstanding at end of period     132,329    117,552   109,183    121,445   132,805    121,008   120,157
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                    $9.61      $7.79   $10.501    $13.442   $14.250    $11.634   $11.178
Value at end of period                                         $10.89      $9.61     $7.79    $10.501   $13.442    $14.250   $11.634
Number of accumulation units outstanding at end of period      69,767     88,444   110,061    137,737   145,226    154,290   131,761
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $12.25     $10.44   $11.787    $12.462   $12.690    $11.312   $10.708
Value at end of period                                         $13.24     $12.25    $10.44    $11.787   $12.462    $12.690   $11.312
Number of accumulation units outstanding at end of period      79,752    100,168   100,062     97,168   106,603    122,860   112,689
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                    $3.69      $2.57    $4.435     $5.830    $8.850
Value at end of period                                          $3.60      $3.69     $2.57     $4.435    $5.830
Number of accumulation units outstanding at end of period      13,985     51,590    10,727      2,710     2,543

IICA Marathon Plus - 134792

                                                              2004       2003       2002      2001       2000      1999       1998
                                                              ----       ----       ----      ----       ----      ----       ----
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                    $8.38      $6.73    $9.087    $11.278   $12.827    $11.063   $11.063
Value at end of period                                          $8.97      $8.38     $6.73     $9.087   $11.278    $12.827   $11.063
Number of accumulation units outstanding at end of period     320,334    347,069   407,326    384,290   419,418    474,578   794,335
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                    $9.78      $7.60   $10.831    $15.039   $17.296    $12.977   $11.455
Value at end of period                                         $10.36      $9.78     $7.60    $10.831   $15.039    $17.296   $12.977
Number of accumulation units outstanding at end of period      29,696     31,978    37,025     50,862    89,897     74,875    75,506
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $11.33      $9.10   $11.741    $13.766   $15.387    $12.535   $11.157
Value at end of period                                         $12.38     $11.33     $9.10    $11.741   $13.766    $15.387   $12.535
Number of accumulation units outstanding at end of period     106,738    113,492   139,607    182,887   190,980    208,800   215,324
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $13.57     $12.93   $12.087    $11.256   $10.396    $10.606   $10.118
Value at end of period                                         $14.06     $13.57    $12.93    $12.087   $11.256    $10.396   $10.606
Number of accumulation units outstanding at end of period     132,044    156,673   208,945    203,572   146,073    284,700   211,071
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period                                    $8.15      $6.25    $8.630    $11.481   $14.592     $9.764    $9.851
Value at end of period                                          $9.43      $8.15     $6.25     $8.630   $11.481    $14.592    $9.764
Number of accumulation units outstanding at end of period      15,102      4,009     4,422      4,137     8,697      2,511     2,693
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $11.60     $11.64   $11.603    $11.306   $10.762    $10.371   $10.097
Value at end of period                                         $11.58     $11.60    $11.64    $11.603   $11.306    $10.762   $10.371
Number of accumulation units outstanding at end of period     266,154    309,034   604,639    896,013   726,382    370,653   319,753
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $14.00     $10.31   $13.599    $13.243   $12.565     $9.724   $11.126
Value at end of period                                         $15.81     $14.00    $10.31    $13.599   $13.243    $12.565    $9.724
Number of accumulation units outstanding at end of period     101,386    109,954    78,472    104,124   109,027     80,258    71,465
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $10.73      $9.09   $10.179    $11.084   $11.177    $10.270   $10.504
Value at end of period                                         $11.68     $10.73     $9.09    $10.179   $11.084    $11.177   $10.270
Number of accumulation units outstanding at end of period       9,987      6,168    12,126     17,957    16,607      9,394    18,307
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $10.18      $8.29    $9.733    $11.143   $11.359    $10.059   $10.694
Value at end of period                                         $11.26     $10.18     $8.29     $9.733   $11.143    $11.359   $10.059
Number of accumulation units outstanding at end of period       6,479      9,774     5,274      6,934    16,321     16,116    17,615
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $11.61     $10.35   $10.953    $11.362   $10.978    $10.380   $10.404
Value at end of period                                         $12.38     $11.61    $10.35    $10.953   $11.362    $10.978   $10.380
Number of accumulation units outstanding at end of period      21,163     11,808    16,425     29,205    23,848     29,162    29,301

IICA Marathon Plus - 134792

                                                              2004       2003       2002      2001       2000      1999       1998
                                                              ----       ----       ----      ----       ----      ----       ----
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $12.01      $9.76   $13.355    $14.964   $13.750    $11.644   $11.097
Value at end of period                                         $13.07     $12.01     $9.76    $13.355   $14.964    $13.750   $11.644
Number of accumulation units outstanding at end of period      54,950     53,100    58,978     76,652    71,351     77,073   110,097
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $15.01     $13.33   $14.430    $15.335   $15.883    $12.689   $10.904
Value at end of period                                         $16.09     $15.01    $13.33    $14.430   $15.335    $15.883   $12.689
Number of accumulation units outstanding at end of period     152,078    182,266   245,428    253,441   293,340    325,243   230,693
JANUS ASPEN FLEXIBLE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $13.61     $12.95   $11.871    $11.159   $10.634    $10.599   $10.191
Value at end of period                                         $13.97     $13.61    $12.95    $11.871   $11.159    $10.634   $10.599
Number of accumulation units outstanding at end of period      59,764     73,030   123,061     90,861    99,446    133,860   106,626
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $10.76      $8.27   $11.399    $15.338   $18.177    $12.784   $11.091
Value at end of period                                         $11.11     $10.76     $8.27    $11.399   $15.338    $18.177   $12.784
Number of accumulation units outstanding at end of period      90,647    126,620   181,345    218,936   276,793    316,527   178,276
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $11.06      $8.29   $11.651    $19.488   $28.943    $13.003   $11.125
Value at end of period                                         $13.19     $11.06     $8.29    $11.651   $19.488    $28.943   $13.003
Number of accumulation units outstanding at end of period      73,264     65,811    77,571     84,896   215,462    127,870    47,713
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $11.16      $9.11   $12.388    $16.175   $19.422    $11.960   $11.375
Value at end of period                                         $11.55     $11.16     $9.11    $12.388   $16.175    $19.422   $11.960
Number of accumulation units outstanding at end of period     192,888    260,932   347,181    414,975   505,764    554,475   420,428
MFS(R) STRATEGIC INCOME SERIES
(Funds were first received in this option during June 1998)
Value at beginning of period                                   $12.66     $11.61   $10.847    $10.487   $10.123    $10.514   $10.032
Value at end of period                                         $13.46     $12.66    $11.61    $10.847   $10.487    $10.123   $10.514
Number of accumulation units outstanding at end of period      15,380     16,101    10,801      1,891    11,556        885       591
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $13.59     $11.83   $12.633    $12.762   $11.139    $10.942   $10.639
Value at end of period                                         $14.94     $13.59    $11.83    $12.633   $12.762    $11.139   $10.942
Number of accumulation units outstanding at end of period     227,867    235,755   289,688    297,894   292,439    289,103   253,311
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $10.38      $8.37   $11.742    $17.302   $19.738    $10.886   $11.304
Value at end of period                                         $12.28     $10.38     $8.37    $11.742   $17.302    $19.738   $10.886
Number of accumulation units outstanding at end of period      85,112     81,904    71,288     85,254    99,767    114,364    88,310
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $16.77     $11.88   $15.446    $17.784   $17.136    $10.949   $10.941
Value at end of period                                         $19.74     $16.77    $11.88    $15.446   $17.784    $17.136   $10.949
Number of accumulation units outstanding at end of period      89,872     63,442    52,158     36,232    52,068     34,030    29,176

IICA Marathon Plus - 134792

                                                              2004       2003       2002      2001       2000      1999       1998
                                                              ----       ----       ----      ----       ----      ----       ----
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                    $9.75      $7.79    $9.712    $10.948   $12.153    $10.111   $11.377
Value at end of period                                         $10.53      $9.75     $7.79     $9.712   $10.948    $12.153   $10.111
Number of accumulation units outstanding at end of period     210,846    206,573   201,949    229,847   235,409    263,646   232,433
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period                                   $13.23     $11.35   $10.694    $10.330   $10.191    $10.037   $10.118
Value at end of period                                         $14.20     $13.23    $11.35    $10.694   $10.330    $10.191   $10.037
Number of accumulation units outstanding at end of period      93,366     76,974    63,290     75,249    87,548    106,774    85,477

IICA Marathon Plus - 134792

                                     PART B


                           VARIABLE ANNUITY ACCOUNT I

                                       OF

                        ING INSURANCE COMPANY OF AMERICA

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                 APRIL 29, 2005

                                ING MARATHON PLUS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated April 29, 2005.

A free prospectus is available upon request from the local ING Insurance Company of America office or by writing to or calling our Service Center at:

                             Customer Service Center

                                  P.O. Box 9271

                            Des Moines, IA 50306-9271

                                 1-800-366-0066

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                  Page

  General Information and History                                   2
  Variable Annuity Account I                                        2
  Offering and Purchase of Contracts                                2
  Income Phase Payments                                             3
  Sales Material and Advertising                                    4
  Independent Registered Public Accounting Firm                     4
  Financial Statements of ING Insurance Company of America         C-1
  Financial Statements of the Separate Account                     S-1

GENERAL INFORMATION AND HISTORY

ING Insurance Company of America (formerly Aetna Insurance Company of America) (the "Company", "we", "us", "our") issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Service Center is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Our executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

OFFERING AND PURCHASE OF CONTRACTS

The Company's affiliate, ING Financial Advisers, LLC (ING Financial) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC ING Financial is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial or of other registered broker-dealers who have entered into sales arrangements with ING Financial. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2004, 2003 and 2002 amounted to $18,831, $1,250, and $2,742, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account I of ING Insurance Company of America.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be
20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a phase payment of $276.07.

* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

                        ING INSURANCE COMPANY OF AMERICA
      (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)

                          INDEX TO FINANCIAL STATEMENTS

                                                                          PAGE
                                                                          ----
Report of Independent Registered Public Accounting Firm                    C-2

Financial Statements:

     Statements of Operations for the years ended
        December 31, 2004, 2003 and 2002                                   C-3

     Balance Sheets as of December 31, 2004 and 2003                       C-4

     Statements of Changes in Shareholder's Equity for the years ended
        December 31, 2004, 2003 and 2002                                   C-5

     Statements of Cash Flows for the years ended
        December 31, 2004, 2003 (Restated) and 2002 (Restated)             C-6

Notes to Financial Statements                                              C-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors
ING Insurance Company of America

We have audited the accompanying balance sheets of ING Insurance Company of America as of December 31, 2004 and 2003, and the related statements of operations, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We are not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING Insurance Company of America as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002. As discussed in Note 2 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to its interest credited to contractowners for investment type contracts for the years ended December 31, 2003 and 2002.

                                                           /s/ Ernst & Young LLP


Atlanta, Georgia
March 31, 2005

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                            STATEMENTS OF OPERATIONS
                                  (In millions)

                                                                                YEAR ENDED DECEMBER 31,
                                                                         ------------------------------------
                                                                            2004         2003         2002
                                                                         ----------   ----------   ----------
Revenues:
   Net investment income                                                 $      9.5   $      6.6   $      6.7
   Fee income                                                                   8.1          8.3         10.3
   Net realized capital gains (losses)                                          1.3          2.3         (2.4)
                                                                         ----------   ----------   ----------
           Total revenue                                                       18.9         17.2         14.6
                                                                         ----------   ----------   ----------
Benefits and Expenses:
   Interest credited and other benefits to contractowners                       3.7          1.9          5.8
   Operating expenses                                                           2.7          3.4          3.5
   Amortization of value of business acquired                                   5.1          3.6         10.6
                                                                         ----------   ----------   ----------
           Total benefits and expenses                                         11.5          8.9         19.9
                                                                         ----------   ----------   ----------
Income (loss) before income taxes and cumulative effect of change
   in accounting principle                                                      7.4          8.3         (5.3)
Income tax expense (benefit)                                                    1.5          2.0         (2.0)
                                                                         ----------   ----------   ----------
Income (loss) before cumulative effect of change in accounting
   principle                                                                    5.9          6.3         (3.3)
Cumulative effect of change in accounting principle, net of tax                  --           --       (101.8)
                                                                         ----------   ----------   ----------
Net income (loss)                                                        $      5.9   $      6.3   $   (105.1)
                                                                         ==========   ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                                 BALANCE SHEETS
                        (In millions, except share data)

                                                                               DECEMBER 31,
                                                                         -----------------------
                                                                            2004         2003
                                                                         ----------   ----------
ASSETS:
Investments:
   Fixed maturities, available-for-sale, at fair value (amortized cost
     of $161.5 at 2004 and $127.9 at 2003)                               $    165.0   $    133.1
   Securities pledged (amortized cost of $20.4 at 2004)                        20.2           --
                                                                         ----------   ----------
Total investments                                                             185.2        133.1
                                                                         ----------   ----------
Cash and cash equivalents                                                      11.4          4.8
Short-term investments under securities loan agreement                         20.8           --
Value of business acquired                                                     28.2         31.6
Other assets                                                                    4.9         22.5
Assets held in separate accounts                                              540.3        660.7
                                                                         ----------   ----------
Total assets                                                             $    790.8   $    852.7
                                                                         ==========   ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claim reserves                                $    123.0   $     86.6
Due to affiliates                                                               0.7          0.6
Payables under securities loan agreement                                       20.8           --
Current income taxes                                                            0.1          1.7
Deferred income taxes                                                           8.0          7.9
Other liabilities                                                               1.6          2.6
Liabilities related to separate accounts                                      540.3        660.7
                                                                         ----------   ----------
Total liabilities                                                             694.5        760.1
                                                                         ==========   ==========

Shareholder's equity:
Common stock (35,000 shares authorized; 25,500 issued and outstanding,
   $100 per share value)                                                        2.5          2.5
Additional paid-in capital                                                    181.2        181.2
Accumulated other comprehensive income                                           --          2.2
Retained earnings (deficit)                                                   (87.4)       (93.3)
                                                                         ----------   ----------
Total shareholder's equity                                                     96.3         92.6
                                                                         ----------   ----------
Total liabilities and shareholder's equity                               $    790.8   $    852.7
                                                                         ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                  (In millions)

                                                                                ACCUMULATED
                                                               ADDITIONAL          OTHER            RETAINED            TOTAL
                                              COMMON            PAID-IN        COMPREHENSIVE        EARNINGS        SHAREHOLDER'S
                                              STOCK             CAPITAL            INCOME           (DEFICIT)           EQUITY
                                         ---------------    ---------------   ---------------   ---------------    ---------------
Balance at December 31, 2001             $           2.5    $         180.9   $           1.3   $           5.5    $         190.2
Comprehensive loss:
   Net loss                                           --                 --                --            (105.1)            (105.1)
   Other comprehensive income,
     net of tax:
        Net unrealized gain on
          securities ($0.8 pretax)                    --                 --               0.5                --                0.5
                                                                                                                   ---------------
   Comprehensive loss                                                                                                       (104.6)
   SERP - transfer                                    --                0.3                --                --                0.3
                                         ---------------    ---------------   ---------------   ---------------    ---------------
Balance at December 31, 2002                         2.5              181.2               1.8             (99.6)              85.9
Comprehensive income:
   Net income                                         --                 --                --               6.3                6.3
   Other comprehensive income,
     net of tax:
        Net unrealized gain on
          securities ($0.6 pretax)                    --                 --               0.4                --                0.4
                                                                                                                   ---------------
   Comprehensive income                                                                                                        6.7
                                         ---------------    ---------------   ---------------   ---------------    ---------------
Balance at December 31, 2003                         2.5              181.2               2.2             (93.3)              92.6
Comprehensive income:
   Net income                                         --                 --                --               5.9                5.9
   Other comprehensive loss,
     net of tax:
        Net unrealized loss on
          securities ($(3.3) pretax)                  --                 --              (2.2)               --               (2.2)
                                                                                                                   ---------------
   Comprehensive income                                                                                                        3.7
                                         ---------------    ---------------   ---------------   ---------------    ---------------
Balance at December 31, 2004             $           2.5    $         181.2   $            --   $         (87.4)   $          96.3
                                         ===============    ===============   ===============   ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                            STATEMENTS OF CASH FLOWS
                                  (In millions)

                                                                                 YEAR ENDED DECEMBER 31,
                                                                         --------------------------------------
                                                                            2004          2003          2002
                                                                                       (RESTATED)    (RESTATED)
                                                                         ----------    ----------    ----------
Cash Flows from Operating Activities:
   Net income (loss)                                                     $      5.9    $      6.3    $   (105.1)
   Adjustments to reconcile net income (loss) to net cash
     provided by operating activities:
        Capitalization of deferred policy acquisition costs                    (2.3)          0.3          (0.4)
        Amortization of deferred policy acquisition costs and
          value of business acquired                                            6.8           2.6          10.2
        Net accretion/decretion of discount/premium                             0.5           0.2            --
        Future policy benefits, claims reserves, and
           interested credited                                                  3.7           1.9           5.8
        Impairment of goodwill                                                   --            --         101.8
        Net realized capital (gains) losses                                    (1.3)         (2.3)          2.4
        Provision for deferred income taxes                                     1.3           1.4           1.3
        Change in:
          Asset accruals                                                       (2.2)         (0.3)         (0.4)
          Other payables and accruals                                           1.0          (0.1)         (0.1)
                                                                         ----------    ----------    ----------
Net cash provided by operating activities                                      13.4          10.0          15.5
                                                                         ----------    ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale, maturity, or redemption of:
     Fixed maturities, available-for-sale                                     211.0         206.3         133.1
   Acquisition of:
     Fixed maturities, available-for-sale                                    (213.0)       (210.3)       (128.1)
   Other, net                                                                    --          (0.2)          0.7
                                                                         ----------    ----------    ----------
Net cash provided by (used in) investing activities                            (2.0)         (4.2)          5.7
                                                                         ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposits for investment contracts                                            3.3           3.2           5.2
   Maturities and withdrawals from investment contracts                        (8.0)         (7.3)        (15.3)
   Other, net                                                                  (0.1)         (2.1)         (5.3)
                                                                         ----------    ----------    ----------
Net cash used in financing activities                                          (4.8)         (6.2)        (15.4)
                                                                         ----------    ----------    ----------
Net increase (decrease) in cash and cash equivalents                            6.6          (0.4)          5.8
Cash and cash equivalents, beginning of year                                    4.8           5.2          (0.6)
                                                                         ----------    ----------    ----------
Cash and cash equivalents, end of year                                   $     11.4    $      4.8    $      5.2
                                                                         ==========    ==========    ==========
Supplemental cash flow information:
Income taxes paid (received), net                                        $      1.9    $      1.1    $     (1.3)
                                                                         ==========    ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     ING Insurance Company of America ("IICA" or the "Company"), a stock life insurance company domiciled in the state of Florida, is a provider of financial services in the United States. The Company is a wholly-owned subsidiary of ING Life Insurance and Annuity Company ("ILIAC"). ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI") until March 30, 2003. IRSI was a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion") until March 30, 2003, which in turn was ultimately owned by ING Groep N.V. ("ING"). On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion and HOLDCO merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion, which in turn is an indirect wholly-owned subsidiary of ING. ING is a global financial services company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING".

     DESCRIPTION OF BUSINESS

     The Company principally offers annuity contracts in the education market to individuals on a qualified and non-qualified basis and to employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, and 408. The Company's products are generally distributed through a managed network of broker/dealers and dedicated career agents.

     The Company has one operating segment, ING U.S. Financial Services ("USFS"), and all revenue reported by the Company comes from external customers.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that revenues and expenses related to such arrangements, be consolidated with the respective lines in the Statements of Operations. In addition, the SOP requires that additional liabilities be established for certain guaranteed death and other benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractholders must be recognized on the Balance Sheet separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs ("DAC").

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     The Company evaluated all requirements of SOP 03-1, which resulted in the consolidation of the Company's Separate Account supporting the guarantee option into the General Account. Requirements to establish additional liabilities for minimum guarantee benefits are applicable to the Company, however, the Company's policies on contract liabilities have historically been, and continue to be, in conformity with the newly established requirements. Requirements for recognition of additional liabilities for products with certain patterns of cost of insurance charges are not applicable to the Company. The adoption had no significant effect on the Company's financial position, results of operations, or cash flows.

     In the fourth quarter of 2004, the Company implemented Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "TPA").

     The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in the testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. The adoption of the TPA did not have an impact on the Company's financial position, results of operations, or cash flows.

     The implementation of SOP 03-1 raised questions regarding the interpretation of the requirements of Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," ("FAS 97") concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004. The adoption of FSP FAS 97-1 did not have an impact on the Company's financial position, results of operations, or cash flows.

     THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," requiring that a three-step impairment model be applied to securities within its scope. The three-step model is to be applied on a security-by-security basis as follows:

     Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
     Step 2: Evaluate whether an impairment is other-than-temporary.
     Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,'" which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

     Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     The Derivative Implementation Group ("DIG"), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives:
     Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company's financial position, results of operations, or cash flows.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and those VIEs it is not required to consolidate, but in which it has a significant variable interest.

     The Company holds investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $53.2 as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004 of $52.7 represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     GOODWILL IMPAIRMENT

     During 2002, the Company adopted FAS No. 142, "Goodwill and Other Intangible Assets." The adoption of this standard resulted in recognition of an impairment loss of $101.8, net of taxes of $54.8, recorded retroactive to the first quarter of 2002. Prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization, related to prior acquisitions. This impairment charge was shown as a change in accounting principle on the Statement of Operations for the year ended December 31, 2002.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior year financial information to conform to the current year presentation (see footnote 2).

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related changes in value of business acquired ("VOBA"), and deferred income taxes.

     OTHER-THAN-TEMPORARY IMPAIRMENTS

     The Company analyzes the General Account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under EITF Issue No. 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

     When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     EXPERIENCE-RATED PRODUCTS

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest rate guarantees. Unamortized realized gains and losses on the sale of, and unrealized

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     capital gains and losses on, investments supporting these products, are included in future policy benefits and claim reserves on the Balance Sheets. Realized capital gains and losses on all other investments are included in the Statements of Operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     PURCHASES AND SALES

     Purchases and sales of fixed maturities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements are recorded on the closing date.

     VALUATION

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     VALUE OF BUSINESS ACQUIRED

     VOBA represents the outstanding value of in force business capitalized and is subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

     The amortization methodology used for VOBA varies by product type. Statement of Financial Accounting Standards ("FAS") No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, VOBA is amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     Changes in assumptions can have a significant impact on VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

     Due to the relative size and sensitivity to minor changes in underlying assumptions of VOBA balances, the Company performs a quarterly and annual analysis of VOBA for the annuity and life businesses, respectively. The VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

     At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period amortization. In general, increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

     Deferred policy acquisition costs ("DAC") represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business. DAC, in the amount of $0.9 as of December 31, 2004 and 2003, is included in other assets on the Balance Sheets and the related amortization is included in VOBA amortization.

     RESERVES

     The Company establishes and carries actuarially determined reserve liabilities which are calculated to meet its future obligations. Changes in or deviations from the assumptions used can significantly affect the Company's reserve levels and related future operations.

     Reserves for deferred annuity investment contracts and immediate annuities without life contingent benefits are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 7.8% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to investments and unamortized realized gains/losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractowners, plan participants, and the Company.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     Reserves for immediate annuities with life contingent benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 4.9% to 8.0% for all years presented.

     REVENUE RECOGNITION

     For most annuity contracts, fee income for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed against contractowners. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Statements of Operations.

     SEPARATE ACCOUNTS

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

     Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract in shares of mutual funds which are managed by its affiliates, or other selected mutual funds not managed by the Company or its affiliates.

     Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for presentation in the separate caption in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the General Account. At December 31, 2004 and 2003, unrealized gains (losses) of $(0.1) and $5.0, respectively, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

1.   SIGNIFICANT ACCOUNTING POLICIES (continued)

     REINSURANCE

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Balance Sheets.

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   RECLASSIFICATIONS AND CHANGES TO PRIOR YEAR PRESENTATION

     During 2004, certain changes were made to the 2003 and 2002 Statements of Operations to reflect the correct balances, as follows:

     - Certain changes were made to the classification of guaranteed minimum death benefit ("GMDB") excess reserves, which were included as a reduction to fee income.

     - Certain changes were made to the classification of reinsurance ceded related to certain products, which were included in interest credited and other benefits to contractowners.

     These changes had no impact on net income or shareholder's equity of the Company. We deemed these changes to the Statement of Operations as immaterial, and, as such, have not labeled the Statement of Operations as restated. The following summarizes the corrections to each financial statement line item:

     In addition, certain reclassifications have been made to financial information to conform to the current year presentation.

                                                                    PREVIOUSLY
                                                                     REPORTED    ADJUSTMENT    REVISED
     -----------------------------------------------------------------------------------------------------
      Year ended 12/31/2003
     -----------------------------------------------------------------------------------------------------
      Fee income                                                    $      6.7   $      1.6   $      8.3
     -----------------------------------------------------------------------------------------------------
      Total revenue                                                       15.6          1.6         17.2
     -----------------------------------------------------------------------------------------------------
      Interest credited and other benefits to contractowners               0.3          1.6          1.9
     -----------------------------------------------------------------------------------------------------
      Total expense                                                        7.3          1.6          8.9
     =====================================================================================================

      Year ended 12/31/2002
     -----------------------------------------------------------------------------------------------------
      Fee income                                                    $      8.5   $      1.8   $     10.3
     -----------------------------------------------------------------------------------------------------
      Total revenue                                                       12.8          1.8         14.6
     -----------------------------------------------------------------------------------------------------
      Interest credited and other benefits to contractowners               4.0          1.8          5.8
     -----------------------------------------------------------------------------------------------------
      Total expense                                                       18.1          1.8         19.9
     =====================================================================================================

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

2.   RECLASSIFICATIONS AND CHANGES TO PRIOR YEAR PRESENTATION (Continued)

Also, during 2004, certain changes were made to the 2003 and 2002 Statements of Cash Flows to reflect the correct balances, primarily related to interest credited to contractowners for investment type contracts. As a result of these adjustments, we have labeled the Statements of Cash Flows for 2003 and 2002 as restated. The following summarizes the adjustments:


                                                                     PREVIOUSLY
                                                                      REPORTED          ADJUSTMENT       RESTATED
                                                                     ----------         ----------       --------
YEAR ENDED 12/31/2003
  Net cash provided by (used for) operating activities                   $  2.0              $ 8.0         $ 10.0
  Net cash provided by (used for) financing activities                      1.8               (8.0)          (6.2)

YEAR ENDED 12/31/2002
  Net cash provided by (used for) operating activities                   $ 18.1             $ (2.6)        $ 15.5
  Net cash provided by (used for) financing activities                    (18.0)               2.6          (15.4)


3.   INVESTMENTS

     Fixed maturities available-for-sale as of December 31, 2004, were as follows:

                                                                                     GROSS        GROSS
                                                                      AMORTIZED   UNREALIZED   UNREALIZED      FAIR
                                                                        COST         GAINS       LOSSES        VALUE
     -------------------------------------------------------------------------------------------------------------------
      Fixed maturities:
      U.S. government and government agencies and
         authorities                                                 $     47.2   $      0.2   $      0.4   $     47.0
      U.S. corporate securities:
            Public utilities                                                9.8          0.3          0.1         10.0
            Other corporate securities                                     64.3          2.5          0.3         66.5
     -------------------------------------------------------------------------------------------------------------------
         Total U.S. corporate securities                                   74.1          2.8          0.4         76.5
     -------------------------------------------------------------------------------------------------------------------

      Foreign securities                                                    6.6          0.5           --          7.1
      Residential mortgage-backed securities                               30.6          0.1          0.3         30.4
      Commercial mortgage-backed securities                                 9.2          0.5          0.1          9.6
      Other asset-backed securities                                        14.2          0.4           --         14.6
     -------------------------------------------------------------------------------------------------------------------
         Total fixed maturities including fixed
            maturities, pledged to creditors                              181.9          4.5          1.2        185.2
     -------------------------------------------------------------------------------------------------------------------

      Less: fixed maturities pledged to creditors                          20.4           --          0.2         20.2
     -------------------------------------------------------------------------------------------------------------------

      Fixed maturities                                               $    161.5   $      4.5   $      1.0   $    165.0
     ===================================================================================================================

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

3.   INVESTMENTS (Continued)

     Fixed maturities available-for-sale as of December 31, 2003, were as follows:

                                                                                     GROSS        GROSS
                                                                      AMORTIZED   UNREALIZED   UNREALIZED      FAIR
                                                                        COST         GAINS       LOSSES        VALUE
     -------------------------------------------------------------------------------------------------------------------
      Fixed maturities:
      U.S. government and government agencies and
         authorities                                                 $      7.6   $      0.4   $       --   $      8.0
      U.S. corporate securities:
            Public utilities                                                4.1          0.1           --          4.2
            Other corporate securities                                     68.3          3.5          0.3         71.5
     -------------------------------------------------------------------------------------------------------------------
         Total U.S. corporate securities                                   72.4          3.6          0.3         75.7
     -------------------------------------------------------------------------------------------------------------------

      Foreign securities                                                    9.0          0.6           --          9.6
      Residential mortgage-backed securities                               26.3          0.2          0.3         26.2
      Commercial mortgage-backed securities                                 4.9          0.4           --          5.3
      Other asset-backed securities                                         7.7          0.6           --          8.3
     -------------------------------------------------------------------------------------------------------------------

      Fixed maturities                                               $    127.9   $      5.8   $      0.6   $    133.1
     ===================================================================================================================

     At December 31, 2004 and 2003, net unrealized appreciation of $3.3 and $5.2, respectively, on total fixed maturities, including fixed maturities pledged to creditors, included $2.8 and $5.1, related to experience-rated contracts, which were not reflected in shareholder's equity but in future policy benefits and claim reserves.

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2004, are shown below by duration:

                                                                             UNREALIZED      FAIR
                                                                                LOSS        VALUE
     -------------------------------------------------------------------------------------------------
      Duration category:
        Less than six months below cost                                      $      0.6   $     65.9
        More than six months and less than twelve months below cost                 0.3         16.5
        More than twelve months below cost                                          0.3         20.8
     -------------------------------------------------------------------------------------------------
      Fixed maturities                                                       $      1.2   $    103.2
     =================================================================================================

     Of the unrealized losses, less than 6 months in duration, of $0.6, there were $0.5 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $0.1, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $10.9.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

3.   INVESTMENTS (continued)

     Of the unrealized losses, more than 6 months and less than 12 months in duration, of $0.3, there were $0.2 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $0.1 million, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $3.9.

     Of the unrealized losses, more than 12 months in duration, of $0.3. There were $0.1 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $0.2, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $18.6.

     The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                          AMORTIZED       FAIR
                                                             COST        VALUE
     ------------------------------------------------------------------------------
      Due to mature:
        One year or less                                  $      2.7   $      2.8
        After one year through five years                       81.8         82.3
        After five years through ten years                      28.3         29.2
        After ten years                                         15.1         16.3
        Mortgage-backed securities                              39.8         40.0
        Other asset-backed securities                           14.2         14.6
        Less: fixed maturities pledged                          20.4         20.2
     ------------------------------------------------------------------------------
        Fixed maturities                                  $    161.5   $    165.0
     ==============================================================================

     At December 31, 2004 and 2003, fixed maturities with carrying values of $6.6 and $6.7 were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004 or 2003.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

3.   INVESTMENTS (continued)

     NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                      2004          2003           2002
     ----------------------------------------------------------------------------------------
      Fixed maturities                           $       10.0   $        7.4   $        7.9
      Cash equivalents                                    0.1             --            0.1
     ----------------------------------------------------------------------------------------
      Gross investment income                            10.1            7.4            8.0
      Less: investment expenses                           0.6            0.8            1.3
     ----------------------------------------------------------------------------------------
      Net investment income                      $        9.5   $        6.6   $        6.7
     ========================================================================================

     NET REALIZED CAPITAL GAINS AND LOSSES

     Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption. Net realized capital gains (losses) on investments were as follows:

                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                      2004          2003           2002
     -----------------------------------------------------------------------------------------
      Fixed maturities                           $        1.3   $        2.3   $       (2.4)
     -----------------------------------------------------------------------------------------
      Pretax net realized capital gains (losses) $        1.3   $        2.3   $       (2.4)
     -----------------------------------------------------------------------------------------
      After-tax net realized capital gains
        (losses)                                 $        0.8   $        1.5   $       (1.6)
     -----------------------------------------------------------------------------------------

     Net realized capital gains, allocable to experience-rated contracts of $0.6, $1.6 and $1.7, for the years ended December 31, 2004, 2003 and 2002, respectively, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in future policy benefits and claim reserves on the Balance Sheets. Net unamortized realized capital gains allocable to experience-rated contractowners were $1.4, $1.3, and $0.1 at December 31, 2004, 2003 and 2002, respectively.

     Proceeds from the sale of total fixed maturities and the related gross gains and losses, excluding those related to experience-related policyholders, were as follows:

                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                      2004          2003           2002
     -----------------------------------------------------------------------------------------
      Proceeds on sales                          $      201.9   $      192.0   $      117.2
      Gross gains                                         2.8            4.4            0.6
      Gross losses                                       (0.9)          (2.1)          (3.0)
     -----------------------------------------------------------------------------------------

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

3.   INVESTMENTS (continued)

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (net unrealized capital gains and losses on securities, including securities pledged, excluding those related to experience-rated contractowners) were as follows:

                                                  YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                      2004          2003           2002
     -----------------------------------------------------------------------------------------
      Fixed maturities                           $        4.9   $       (0.6)  $        0.4
      Other                                              (8.3)           1.2            0.4
     -----------------------------------------------------------------------------------------
        Subtotal                                         (3.4)           0.6            0.8
      Less: (increase) decrease in deferred
        income taxes                                     (1.2)           0.2            0.3
     -----------------------------------------------------------------------------------------
      Net (decrease) increase in accumulated
        other comprehensive income               $       (2.2)  $        0.4   $        0.5
     =========================================================================================

     Net unrealized capital gains (losses) allocable to experience-rated contracts of $2.8 and $5.1, at December 31, 2004 and 2003, respectively, are reflected on the Balance Sheets in other future policy benefits and claim reserves and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, net of amounts allocated to experience-rated policyholders:

                                                         YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            2004           2003           2002
     -----------------------------------------------------------------------------------------------
      Net unrealized capital gains (losses):
        Fixed maturities                                $        5.0   $        0.1   $        0.7
        Other                                                   (5.0)           3.3            2.1
     -----------------------------------------------------------------------------------------------
          Subtotal                                                --            3.4            2.8
     -----------------------------------------------------------------------------------------------
      Less: Deferred income taxes                                 --            1.2            1.0
     -----------------------------------------------------------------------------------------------
      Net accumulated other comprehensive income        $         --   $        2.2   $        1.8
     ===============================================================================================

     Changes in accumulated other comprehensive income related to changes in net unrealized gains (losses) on securities; including securities pledged and excluding those related to experience-rated contractowners, were as follows:

                                                         YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                            2004           2003           2002
     -----------------------------------------------------------------------------------------------
      Unrealized holding (losses) gains arising
        during the year (1)                             $       (1.2)  $        0.6   $        0.8
      Less: reclassification adjustment for gains
        (losses) and other items included in
        net income (2)                                           1.0            0.2            0.3
     -----------------------------------------------------------------------------------------------
      Net unrealized (losses) gains on securities       $       (2.2)  $        0.4   $        0.5
     ===============================================================================================

     (1) Pretax unrealized holding gains (losses) were $(1.8), $0.9 and $1.2, for the years ended December 31, 2004, 2003, and 2002, respectively.

     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $1.5, $0.3, and $0.5, for the years ended December 31, 2004, 2003, and 2002, respectively.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

4.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

     CASH AND CASH EQUIVALENTS: The carrying amounts for these assets approximate the assets' fair value.

     ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIM RESERVES):

     WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     LIABILITIES RELATED TO SEPARATE ACCOUNTS: The carrying amounts for these liabilities approximate the fair value.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

4.   FINANCIAL INSTRUMENTS (continued)

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:

                                                                2004                   2003
                                                         -------------------   -------------------
                                                         CARRYING     FAIR     CARRYING     FAIR
                                                          VALUE      VALUE      VALUE      VALUE
     -----------------------------------------------------------------------------------------------
      Assets:
        Fixed maturities, including securities pledged   $  185.2   $  185.2   $  133.1   $  133.1
        Cash and cash equivalents                            11.4       11.4        4.8        4.8
        Assets held in separate accounts                    540.3      540.3      660.7      660.7
      Liabilities:
        Investment contract liabilities:
          With a fixed maturity                              55.7       55.5       64.9       64.5
          Without a fixed maturity                           61.1       61.5       72.9       72.1
          Liabilities held in separate accounts             540.3      540.3      660.7      660.7
     -----------------------------------------------------------------------------------------------

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

5.   VALUE OF BUSINESS ACQUIRED

     Activity for the years ended December 31, 2004, 2003 and 2002 within VOBA were as follows:

     Balance at December 31, 2001                                      $   46.5
     Adjustment for unrealized gain (loss)                                 (2.1)
     Additions                                                              0.2
     Amortization                                                         (10.4)
     ----------------------------------------------------------------------------
     Balance at December 31, 2002                                          34.2
     Adjustment for unrealized gain (loss)                                  0.6
     Interest accrued at 5%-7%                                              1.7
     Amortization                                                          (4.9)
     ----------------------------------------------------------------------------
     Balance at December 31, 2003                                          31.6
     Adjustment for unrealized gain (loss)                                  1.0
     Interest accrued at 6%                                                 1.8
     Amortization                                                          (6.2)
     ----------------------------------------------------------------------------
     Balance at December 31, 2004                                      $   28.2
     ============================================================================

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

5.   VALUE OF BUSINESS ACQUIRED (continued)

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $5.0, $4.6, $3.3, $2.5 and $2.2, for the years 2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     During 2004, VOBA amortization increased principally due to a decrease in estimated future profits, due to higher surrenders and a decrease in assets under management.

     During 2003 the Company reset long-term assumptions for the Separate Account returns from 9.0% to 8.5% (gross before fund management fees and mortality, expense, and other policy charges), reflecting a blended return of equity and other sub-accounts. The 2003 unlocking adjustment was primarily driven by improved market performance compared to expected performance during 2003. For the year ended December 31, 2003, the Company recorded a deceleration of VOBA amortization totaling $1.1 before tax, or $0.7, net of $0.4 of federal income tax expense.

     As part of the regular analysis of VOBA, at the end of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term return assumptions for the Separate Account returns to 9.0% (gross before fund management fees and mortality, expense, and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of VOBA amortization totaling $3.5 before tax, or $2.3, net of $1.2 of federal income tax benefit.

6.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     The Company's ability to pay dividends is subject to the prior approval of the insurance regulatory authorities of the State of Florida for payment of any dividend, which exceeds certain statutorily prescribed thresholds that are calculated in relation to a company's statutory surplus and/or its net gains from operations.

     The Company did not pay dividends to its parent or receive capital contributions from its parent in 2004, 2003, or 2002.

     The Insurance Departments of the State of Florida and the State of Connecticut (the "Departments") recognize as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $6.2, $5.0, and $2.5, for the years ended December 31, 2004, 2003, and 2002, respectively. Statutory capital and surplus was $75.2 and $68.3 as of December 31, 2004 and 2003, respectively.

     As of December 31, 2004, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

7.   ADDITIONAL INSURANCE BENEFITS AND MINIMUM GUARANTEES

     Under SOP 03-1, the Company calculates an additional liability (the "SOP reserve") for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

     The Company regularly evaluates estimates used and adjusts the SOP reserve, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     As of December 31, 2004, the separate account liability subject to SOP 03-1 for GMDBs and the additional liability recognized related to GMDBs was $500.2 and $0.1, respectively.

     The aggregate fair value of equity securities (including mutual funds) supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004 was $500.2.

8.   INCOME TAXES

     IICA files a consolidated federal income tax return with its parent, ILIAC. IICA has a federal tax allocation agreement with its parent whereby the Company is charged for federal taxes it would have incurred were it not a member of a consolidated group and is credited for losses at the federal statutory tax rate.

     Income taxes (benefits) from continuing operations consist of the following:

                                                               YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                              DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                                  2004              2003               2002
     ----------------------------------------------------------------------------------------------------------
      Current tax expense (benefit):
        Federal                                                 $    0.2          $   (0.1)          $   (1.4)
        State                                                         --                --                0.2
        Net realized capital gains                                    --               0.9                0.5
     ----------------------------------------------------------------------------------------------------------
          Total current tax expense (benefit)                        0.2               0.8               (0.7)
     ----------------------------------------------------------------------------------------------------------
      Deferred tax expense (benefit):
        Federal                                                      1.3               1.3                0.1
        Net realized capital losses                                   --              (0.1)              (1.4)
     ----------------------------------------------------------------------------------------------------------
          Total deferred tax expense (benefit)                       1.3               1.2               (1.3)
     ----------------------------------------------------------------------------------------------------------
          Total income tax expense (benefit)                    $    1.5          $    2.0           $   (2.0)
     ==========================================================================================================

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

8.   INCOME TAXES (continued)

     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                               YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                                  2004           2003            2002
     ----------------------------------------------------------------------------------------------------
      Income (loss) before income taxes and
        cumulative effect of change in accounting principle     $    7.4       $    8.3      $   (5.3)
      Tax rate                                                        35%            35%           35%
     ----------------------------------------------------------------------------------------------------
      Income tax at federal statutory rate                           2.6            2.9          (1.9)
      Tax effect of:
        State income tax, net of federal benefit                      --             --           0.1
        Dividends received deduction                                (0.3)          (0.6)         (0.3)
        IRS audit settlement                                        (0.8)            --            --
        Other, net                                                    --           (0.3)          0.1
     ----------------------------------------------------------------------------------------------------
          Income tax expense (benefit)                          $    1.5       $    2.0      $   (2.0)
     ====================================================================================================

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, are presented below:

                                                                                   2004          2003
     -----------------------------------------------------------------------------------------------------
      Deferred tax assets:
        Insurance reserves                                                       $    0.9      $    2.9
        Deferred policy acquisition costs                                             1.0           1.4
        Unrealized gains allocable to experience-rated contracts                      1.0           1.8
        Guaranty fund assessments                                                     0.1           0.1
        Other, net                                                                    0.6           0.6
     -----------------------------------------------------------------------------------------------------
      Total gross assets                                                              3.6           6.8
     -----------------------------------------------------------------------------------------------------

      Deferred tax liabilities:
        Value of business acquired                                                    9.9          11.0
        Net unrealized capital gains                                                  0.9           3.6
        Other, net                                                                    0.8           0.1
     -----------------------------------------------------------------------------------------------------
      Total gross liabilities                                                        11.6          14.7
     -----------------------------------------------------------------------------------------------------
      Net deferred tax liability                                                 $   (8.0)     $   (7.9)
     =====================================================================================================

     Net unrealized capital gains and losses are presented as a component of Other Comprehensive Income in shareholder's equity, net of deferred taxes.

     Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time as management believes the above conditions presently do not exist.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

8.   INCOME TAXES (continued)

     The Company establishes reserves for probable proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments. The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through the December 13, 2000 short period. The tax benefit associated with the settlement of the most recent audit is included in the 2004 financial statements. The Service has commenced its examination for the tax years ended December 31, 2000 and 2001, and various state tax audits are in progress.

9.   BENEFIT PLANS

     The Company utilizes the employees of ING North America Insurance Corporation, Inc. and its affiliates, primarily ILIAC. Benefit charges to the Company for the years ended December 31, 2004, 2003, and 2002 were not significant. There were no pension benefit charges allocated to the Company from the ING Americas Retirement Plan for 2004, 2003, or 2002. During 2004 and 2003, the Company was not allocated charges related to the Supplemental ING Retirement Plan for Aetna Financial Services that covers certain employees of ING Life Insurance Company of America and its affiliates. During 2002, liabilities totaling $0.3 were allocated to the Company related to the Supplemental Executive Retirement Plan ("SERP"). During 2004, 2003, or 2002, there were no matching contribution charges allocated to the Company from the ING Americas Savings Plan and ESOP.

10.  RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS

     IICA has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

     - Underwriting agreement with ING Financial Advisors, LLC ("ING FA"), for the variable insurance products issued by IICA. ING FA is authorized to enter into agreements with broker-dealers to distribute the IICA's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amount of $34.6, $36.9, and $47.7, respectively.

     - Investment advisory agreement with ING Investment Management, LLC ("IIM"), an affiliate, effective March 31, 2001 and amended January 1, 2003 and August 26, 2003, under which IIM provides asset management and accounting services. Under the agreement, the Company records a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2004, 2003, and 2002, the Company incurred fees of $0.6, $0.6, $1.2, respectively, under this agreement.

     - Service agreement between the Company and its affiliates effective January 2001, and amended effective January 1, 2002. For the year ended December 31, 2004, net expenses related to the agreement were incurred in the amount of $0.9. No significant expenses were incurred during the years ended December 31, 2003 and 2002.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

10.  RELATED PARTY TRANSACTIONS (continued)

     - Expense sharing agreement with ING North America Insurance Corporation for administrative, management, financial, and information technology services, which was approved in 2001. For the years ended December 31, 2004 and 2003, expenses were incurred in the amounts of $.05 and $1.1, respectively. No significant expenses were incurred during 2002.

     Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

     RECIPROCAL LOAN AGREEMENT

     IICA maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, IICA and ING AIH can borrow up to 0.5% of IICA's statutory admitted assets as of the prior December 31 from one another. Interest is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Under this agreement, IICA incurred an immaterial amount of interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, IICA did not have any outstanding borrowing from ING AIH under this agreement.

     CAPITAL TRANSACTIONS

     The Company did not receive capital contributions from its parent in 2004, 2003, or 2002.

     TAX SHARING AGREEMENTS

     The Company files a consolidated federal income tax return with its parent, ING Life Insurance and Annuity Company. The Company has a federal tax allocation agreement with its parent, whereby the Company is charged for taxes it would have incurred were it not a member of a consolidated group and is credited for losses at the statutory federal tax rate.

     The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

11.  FINANCING AGREEMENTS

     The Company maintains a revolving loan agreement with SunTrust Bank ("the Bank"). Under this agreement, which expires July 30, 2005, the Company can borrow up to $30.0 from the Bank. Interest on any company borrowing accrues at an annual rate equal to (1) the cost of funds for the Bank for the period applicable for the advance plus .225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004, the Company did not have any balances payable to the Bank.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

11.  FINANCING AGREEMENTS (continued)

     The Company also maintains a revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $30.0 from BONY. Interest on any company borrowing accrues at an annual rate equal to (1) the cost of funds for BONY for the period applicable for the advance plus .35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.

     Also see Note 10 for reciprocal loan agreement with an affiliate.

12.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     The Company occupies space that is leased by ILIAC or other affiliates. Expenses associated with these offices are allocated on a direct and indirect basis to the Company. Under the lease agreements, the Company incurred an immaterial amount of rent expense for the years ended December 31, 2004, 2003, and 2002, respectively.

     COMMITMENTS

     At December 31, 2004 and 2003, the Company had no commitments or contingent liabilities.

     LITIGATION

     The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

     REGULATORY MATTERS

     As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     FUND REGULATORY ISSUES

     Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares,

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

12.  COMMITMENTS AND CONTINGENT LIABILITIES (continued)

     revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

     In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

     The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

     An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

     Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

     ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

     OTHER REGULATORY MATTERS

     The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

NOTES TO FINANCIAL STATEMENTS (continued)
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

12.  COMMITMENTS AND CONTINGENT LIABILITIES (continued)

     received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

     These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

     In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

                        ING INSURANCE COMPANY OF AMERICA
      (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

QUARTERLY DATA (UNAUDITED)

      Restatement of Financial Information:

      - During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.
      - In addition, during each of the quarters in 2003, the Company classified GMDB excess reserves as a reduction to fee income, rather than as interest credited and other benefits to contractowners. The Company noted the effect during the compilation of the March 31, 2004 financial statements and made the appropriate changes to the periods affected.

      The following tables show the previously reported and reclassified amounts for each of the periods affected.


      As Restated
      2004 (In millions)                      FIRST*      SECOND*       THIRD*       FOURTH
     -------------------------------------------------------------------------------------------
      Total revenue                         $      5.0   $      4.4   $      5.1    $      4.4
     -------------------------------------------------------------------------------------------
      Income before income taxes                   1.8          1.2          2.3           2.1
      Income tax expense (benefit)                 0.5          0.4         (0.1)          0.7
     -------------------------------------------------------------------------------------------
      Net income                            $      1.3   $      0.8   $      2.4    $      1.4
     ===========================================================================================
      As Reported
      2004 (In millions)                      FIRST       SECOND        THIRD
     -----------------------------------------------------------------------------
      Total revenue                         $      5.3   $      4.6   $      5.4
     -----------------------------------------------------------------------------
      Income before income taxes                   1.8          1.2          2.3
      Income tax expense (benefit)                 0.5          0.4         (0.1)
     -----------------------------------------------------------------------------
      Net income                            $      1.3   $      0.8   $      2.4
     =============================================================================

      As Restated
      2003 (In millions)                      FIRST*      SECOND*       THIRD*       FOURTH*
     -------------------------------------------------------------------------------------------
      Total revenue                         $      4.7   $      5.9   $      4.5    $      2.1
     -------------------------------------------------------------------------------------------
      Income before income taxes                   0.2          2.8          3.0           2.3
      Income tax expense                            --          0.5          0.8           0.7
     -------------------------------------------------------------------------------------------
      Net income                            $      0.2   $      2.3   $      2.2    $      1.6
     ===========================================================================================

      As Reported
      2003 (In millions)                      FIRST       SECOND        THIRD        FOURTH
     -------------------------------------------------------------------------------------------
      Total revenue                         $      4.7   $      5.7   $      3.8    $      1.4
     -------------------------------------------------------------------------------------------
      Income before income taxes                   0.2          3.5          2.9           1.7
      Income tax expense                            --          0.8          0.7           0.5
     -------------------------------------------------------------------------------------------
      Net income                            $      0.2   $      2.7   $      2.2    $      1.2
     ===========================================================================================

     *  Reclassified

FINANCIAL STATEMENTS
ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
YEAR ENDED DECEMBER 31, 2004
WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                       This page intentionally left blank.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                  1

Audited Financial Statements

Statements of Assets and Liabilities                                     3
Statements of Operations                                                16
Statements of Changes in Net Assets                                     29
Notes to Financial Statements                                           45

                       This page intentionally left blank.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Insurance Company of America

We have audited the accompanying statements of assets and liabilities of ING Insurance Company of America Variable Annuity Account I (the "Account") comprised of the following as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation Fund - Series I Shares
   AIM V.I. Core Equity Fund - Series I Shares
   AIM V.I. Growth Fund - Series I Shares
   AIM V.I. Premier Equity Fund - Series I Shares
Alger American Funds:
   Alger American Balanced Portfolio - Class O
   Alger American Income & Growth Portfolio - Class O
   Alger American Leveraged AllCap Portfolio - Class O
American Century(R) Investments:
   American Century(R) VP Balanced Fund
   American Century(R) VP International Fund
Calvert Social Balanced Portfolio
Federated Insurance Series:
   Federated American Leaders Fund II
   Federated Capital Income Fund II
   Federated Equity Income Fund II
   Federated Fund for US Government Securities II
   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Mid Cap Growth Strategies Fund II
   Federated Prime Money Fund II
Fidelity(R) Investments Variable Insurance Products Funds:
   Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
   Fidelity(R) VIP Equity-Income Portfolio - Initial Class
   Fidelity(R) VIP Growth Portfolio - Initial Class
   Fidelity(R) VIP High Income Portfolio - Initial Class
   Fidelity(R) VIP Index 500 Portfolio - Initial Class
   Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
ING VP Balanced Portfolio, Inc. - Class I
ING VP Emerging Markets Fund
ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust
ING Partners, Inc.:
   ING JPMorgan International Portfolio - Initial Class
   ING MFS Capital Opportunities Portfolio - Initial Class
   ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING T. Rowe Price Growth Equity Portfolio - Initial Class
   ING UBS Large Cap Equity Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:
   ING VP Strategic Allocation Balanced Portfolio - Class I
   ING VP Strategic Allocation Growth Portfolio - Class I
   ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
   ING VP Growth and Income Portfolio - Class I

ING Variable Portfolios, Inc.:
   ING VP Global Science and Technology Portfolio - Class I
   ING VP Growth Portfolio - Class I
   ING VP Index Plus LargeCap Portfolio - Class I
   ING VP Index Plus MidCap Portfolio - Class I
   ING VP Index Plus SmallCap Portfolio - Class I
   ING VP International Equity Portfolio - Class I
   ING VP International Value Portfolio - Class I
   ING VP Small Company Portfolio - Class I
   ING VP Value Opportunity Portfolio - Class I
Janus Aspen Series:
   Janus Aspen Series Balanced Portfolio - Institutional Shares
   Janus Aspen Series Flexible Income Portfolio - Institutional Shares Janus Aspen Series Growth Portfolio - Institutional Shares
   Janus Aspen Series MidCap Growth Portfolio - Institutional Shares Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares MFS(R) Variable Insurance Trust:
   MFS (R) VIT Strategic Income Series
   MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth Fund/VA(R)
   Oppenheimer Global Securities Fund/VA(R)
   Oppenheimer Main Street Fund/VA(R)
   Oppenheimer Strategic Bond Fund/VA(R)
Pioneer Equity Income VCT Portfolio - Class I

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Insurance Company of America Variable Annuity Account I at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.


                                                               /s/ Ernst & Young


Atlanta, Georgia
March 15, 2005

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                         AIM V.I.          AIM V.I.                             AIM V.I.          ALGER
                                          CAPITAL            CORE            AIM V.I.           PREMIER          AMERICAN
                                       APPRECIATION         EQUITY            GROWTH            EQUITY           BALANCED
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $             8   $         2,813   $         1,733   $         2,591   $           379
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        8             2,813             1,733             2,591               379
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $             8   $         2,813   $         1,733   $         2,591   $           379
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $             8   $         2,808   $         1,733   $         2,591   $           379
Contracts in payout (annuitization)
   period                                           -                 5                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $             8   $         2,813   $         1,733   $         2,591   $           379
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                                          -                 -                 -                 -        18,659.192
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                         -                 -                 -                 -                 -
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                                1,014.163       345,325.970       318,511.213       366,014.407                 -
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $             -   $             -   $             -   $             -   $         20.29
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $             -   $             -   $             -   $             -   $             -
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $          8.12   $          8.13   $          5.44   $          7.08   $             -
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares                363           124,450           107,956           121,661            27,941
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $             7   $         2,400   $         1,666   $         2,360   $           355
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                           ALGER             ALGER
                                         AMERICAN          AMERICAN          AMERICAN          AMERICAN           CALVERT
                                         INCOME &          LEVERAGED       CENTURY(R) VP     CENTURY(R) VP        SOCIAL
                                          GROWTH            ALLCAP           BALANCED        INTERNATIONAL       BALANCED
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $         1,364   $         1,456   $           129   $           482   $           417
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                    1,364             1,456               129               482               417
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $         1,364   $         1,456   $           129   $           482   $           417
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $         1,364   $         1,456   $           129   $           482   $           417
Contracts in payout (annuitization)
   period                                           -                 -                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $         1,364   $         1,456   $           129   $           482   $           417
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                                 64,235.169        71,112.750         7,765.359        30,044.576        24,894.200
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                         -                 -                 -                 -         9,780.553
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                                        -                 -                 -                 -            30.383
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $         21.24   $         20.47   $         16.57   $         16.04   $         12.07
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $             -   $             -   $             -   $             -   $         11.93
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $             -   $             -   $             -   $             -   $         10.17
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares            135,757            47,900            17,675            65,567           223,004
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $         1,354   $         1,417   $           112   $           423   $           378
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                                               FEDERATED
                                         FEDERATED         FEDERATED         FEDERATED        FUND FOR US        FEDERATED
                                         AMERICAN           CAPITAL           EQUITY          GOVERNMENT        HIGH INCOME
                                          LEADERS           INCOME            INCOME          SECURITIES           BOND
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $        69,516   $         6,812   $        15,392   $         3,685   $        12,379
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                   69,516             6,812            15,392             3,685            12,379
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $        69,516   $         6,812   $        15,392   $         3,685   $        12,379
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $        69,445   $         6,779   $        15,345   $         3,685   $        12,364
Contracts in payout (annuitization)
   period                                          71                33                47                 -                15
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $        69,516   $         6,812   $        15,392   $         3,685   $        12,379
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                              3,129,559.081       527,971.963     1,117,643.190       239,146.463       768,936.505
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                         -                 -                 -                 -                 -
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                                        -                 -                 -                 -                 -
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $         22.19   $         12.84   $         13.73   $         15.41   $         16.08
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $             -   $             -   $             -   $             -   $             -
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $             -   $             -   $             -   $             -   $             -
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares          3,363,122           767,966         1,146,936           317,694         1,509,678
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $        66,750   $         8,739   $        15,178   $         3,709   $        11,244
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                           FEDERATED
                                         FEDERATED          MID CAP          FEDERATED        FIDELITY(R)       FIDELITY(R)
                                       INTERNATIONAL        GROWTH             PRIME           VIP ASSET            VIP
                                          EQUITY          STRATEGIES           MONEY          MANAGER(SM)      CONTRAFUND(R)
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $        10,192   $        17,572   $         2,153   $         4,630   $        27,934
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                   10,192            17,572             2,153             4,630            27,934
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $        10,192   $        17,572   $         2,153   $         4,630   $        27,934
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $        10,169   $        17,572   $         2,153   $         4,630   $        27,934
Contracts in payout (annuitization)
   period                                          23                 -                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $        10,192   $        17,572   $         2,153   $         4,630   $        27,934
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                                642,380.354       819,961.223       175,935.784       204,173.203       987,722.287
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                         -                 -                 -        99,168.605       270,618.467
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                                        -                 -                 -                 -         4,192.048
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $         15.83   $         21.43   $         12.24   $         16.83   $         23.87
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $             -   $             -   $             -   $         12.04   $         15.92
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $             -   $             -   $             -   $             -   $         11.57
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares            770,960           835,955         2,153,454           311,800         1,049,349
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $        14,738   $        18,949   $         2,153   $         4,286   $        21,905
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                                                                FIDELITY(R)
                                        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)                             VIP
                                        VIP EQUITY-           VIP            VIP HIGH       FIDELITY(R) VIP     INVESTMENT
                                          INCOME            GROWTH            INCOME           INDEX 500        GRADE BOND
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $        36,905   $        29,108   $         9,798   $        23,475   $           432
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                   36,905            29,108             9,798            23,475               432
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $        36,905   $        29,108   $         9,798   $        23,475   $           432
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $        36,905   $        29,108   $         9,743   $        23,475   $           432
Contracts in payout (annuitization)
   period                                           -                 -                55                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $        36,905   $        29,108   $         9,798   $        23,475   $           432
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                              1,549,446.680       807,857.371       618,367.347       993,587.141        26,909.720
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                               440,175.245       204,880.051       237,404.162       255,117.413                 -
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                                3,178.030     1,805,324.166                 -                 -                 -
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $         20.03   $         16.28   $         12.25   $         20.53   $         16.05
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $         13.25   $         11.88   $          9.13   $         12.06   $             -
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $         11.88   $          7.49   $             -   $             -   $             -
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares          1,454,690           909,334         1,399,654           170,418            32,596
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $        30,045   $        25,999   $         8,887   $        19,229   $           413
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                        FIDELITY(R)                           ING VP            ING VP            ING VP
                                            VIP             ING VP           EMERGING        INTERMEDIATE          MONEY
                                         OVERSEAS          BALANCED           MARKETS            BOND             MARKET
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $         3,345   $        15,527   $           159   $         8,673   $        13,362
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                    3,345            15,527               159             8,673            13,362
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $         3,345   $        15,527   $           159   $         8,673   $        13,362
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $         3,345   $        15,471   $           159   $         8,669   $        13,359
Contracts in payout (annuitization)
   period                                           -                56                 -                 4                 3
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $         3,345   $        15,527   $           159   $         8,673   $        13,362
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                                178,516.458       195,680.504        13,701.813       419,544.933       677,900.718
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                55,155.962        79,751.964                 -       132,043.741       266,153.627
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                                        -       964,010.821                 -        16,961.975       161,923.063
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $         15.19   $         19.03   $         11.58   $         15.69   $         12.54
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $         11.49   $         13.24   $             -   $         14.06   $         11.58
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $             -   $         11.09   $             -   $         13.57   $         10.97
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares            190,948         1,158,706            19,983           660,053         1,032,792
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $         2,665   $        13,653   $           115   $         9,035   $        13,266
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                                                              ING SALOMON           ING
                                          ING VP              ING             ING MFS          BROTHERS        T. ROWE PRICE
                                          NATURAL          JPMORGAN           CAPITAL         AGGRESSIVE          GROWTH
                                         RESOURCES       INTERNATIONAL     OPPORTUNITIES        GROWTH            EQUITY
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $           382   $         2,312   $         3,062   $         9,369   $        18,659
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                      382             2,312             3,062             9,369            18,659
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $           382   $         2,312   $         3,062   $         9,369   $        18,659
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $           382   $         2,285   $         3,029   $         9,365   $        18,538
Contracts in payout (annuitization)
   period                                           -                27                33                 4               121
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $           382   $         2,312   $         3,062   $         9,369   $        18,659
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                                 23,026.703       145,478.406       178,324.316       872,365.711       859,736.340
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                         -        38,431.605        68,659.612        96,143.852       132,329.170
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                                        -                 -                 -         2,160.948         5,631.774
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $         16.59   $         12.55   $         12.42   $          9.77   $         19.40
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $             -   $         11.96   $         11.86   $          8.62   $         13.61
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $             -   $             -   $             -   $          6.12   $         10.26
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares             21,644           188,003           112,570           234,526           374,612
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $           296   $         1,915   $         2,535   $         7,077   $        16,273
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                                            ING VP            ING VP            ING VP
                                       ING UBS U.S.        STRATEGIC         STRATEGIC         STRATEGIC          ING VP
                                         LARGE CAP        ALLOCATION        ALLOCATION        ALLOCATION        GROWTH AND
                                          EQUITY           BALANCED           GROWTH            INCOME            INCOME
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $         6,993   $         1,510   $         1,793   $         1,589   $        10,555
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                    6,993             1,510             1,793             1,589            10,555
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $         6,993   $         1,510   $         1,793   $         1,589   $        10,555
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $         6,993   $         1,510   $         1,793   $         1,586   $        10,495
Contracts in payout (annuitization)
   period                                           -                 -                 -                 3                60
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $         6,993   $         1,510   $         1,793   $         1,589   $        10,555
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                                630,853.543        84,249.093       100,636.454        81,018.237       511,623.129
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                69,766.942         9,986.986         6,479.041        21,163.166       320,334.002
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                                        -                 -                 -                 -         4,528.609
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $          9.88   $         16.54   $         17.09   $         16.34   $         14.83
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $         10.89   $         11.68   $         11.26   $         12.38   $          8.97
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $             -   $             -   $             -   $             -   $          7.55
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares            814,988           108,564           121,465           121,827           545,471
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $         6,395   $         1,366   $         1,540   $         1,409   $         8,337
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                          ING VP
                                          GLOBAL                              ING VP            ING VP            ING VP
                                        SCIENCE AND         ING VP          INDEX PLUS        INDEX PLUS        INDEX PLUS
                                        TECHNOLOGY          GROWTH           LARGECAP           MIDCAP           SMALLCAP
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $         2,151   $         3,236   $        18,465   $            85   $             3
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                    2,151             3,236            18,465                85                 3
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $         2,151   $         3,236   $        18,465   $            85   $             3
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $         2,151   $         3,146   $        18,305   $            85   $             3
Contracts in payout (annuitization)
   period                                           -                90               160                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $         2,151   $         3,236   $        18,465   $            85   $             3
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                                162,127.374        57,495.824       219,239.071                 -                 -
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                13,985.278        29,696.042       106,738.288                 -                 -
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                              416,541.644       295,721.606     1,475,682.366         5,142.373           189.719
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $          3.58   $         14.13   $         18.30   $             -   $             -
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $          3.60   $         10.36   $         12.38   $             -   $             -
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $          3.65   $          6.85   $          8.79   $         16.52   $         16.73
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares            563,126           338,476         1,245,940             4,678               194
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $         2,070   $         2,877   $        15,133   $            66   $             3
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                          ING VP            ING VP            ING VP            ING VP          JANUS ASPEN
                                       INTERNATIONAL     INTERNATIONAL         SMALL             VALUE            SERIES
                                          EQUITY             VALUE            COMPANY         OPPORTUNITY        BALANCED
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $         1,140   $           134   $        16,310   $         3,146   $        11,210
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                    1,140               134            16,310             3,146            11,210
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $         1,140   $           134   $        16,310   $         3,146   $        11,210
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $         1,140   $           134   $        15,910   $         3,146   $        11,210
Contracts in payout (annuitization)
   period                                           -                 -               400                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $         1,140   $           134   $        16,310   $         3,146   $        11,210
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                                 82,134.512                 -       286,551.279       132,861.564       362,179.552
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                15,101.591                 -       101,385.705        54,949.732       152,078.372
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                               28,991.468        11,178.112       559,666.272         6,699.899         2,769.711
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $          9.33   $             -   $         21.90   $         17.77   $         24.11
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $          9.43   $             -   $         15.81   $         13.07   $         16.09
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $          7.97   $         11.97   $         14.35   $          9.91   $         11.06
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares            130,410            10,486           817,929           238,479           459,603
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $         1,019   $           119   $        13,015   $         2,921   $        10,227
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                        JANUS ASPEN                         JANUS ASPEN       JANUS ASPEN       LORD ABBETT
                                          SERIES          JANUS ASPEN         SERIES            SERIES          SERIES FUND
                                         FLEXIBLE           SERIES            MIDCAP           WORLDWIDE        GROWTH AND
                                          INCOME            GROWTH            GROWTH            GROWTH            INCOME
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $         3,567   $         6,902   $        12,275   $        21,890   $           883
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                    3,567             6,902            12,275            21,890               883
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $         3,567   $         6,902   $        12,275   $        21,890   $           883
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $         3,567   $         6,826   $        12,275   $        21,811   $           883
Contracts in payout (annuitization)
   period                                           -                76                 -                79                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $         3,567   $         6,902   $        12,275   $        21,890   $           883
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                                157,500.580       341,167.925       369,046.908       903,220.999                 -
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                59,764.424        90,646.715        73,263.533       192,887.706                 -
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                                1,288.350         4,782.895       846,041.459       251,615.000        77,438.860
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $         17.24   $         16.96   $         16.82   $         19.62   $             -
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $         13.97   $         11.11   $         13.19   $         11.55   $             -
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $         13.39   $          6.84   $          6.03   $          7.40   $         11.40
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares            293,861           343,895           475,052           817,392            32,480
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $         3,668   $         5,459   $         8,972   $        18,959   $           830
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                          MFS(R)            MFS(R)          OPPENHEIMER       OPPENHEIMER       OPPENHEIMER
                                       VIT STRATEGIC         TOTAL          AGGRESSIVE          GLOBAL             MAIN
                                          INCOME            RETURN            GROWTH          SECURITIES          STREET
                                      ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $         1,053   $        17,502   $         4,555   $        19,854   $         8,147
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                    1,053            17,502             4,555            19,854             8,147
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                            $         1,053   $        17,502   $         4,555   $        19,854   $         8,147
                                      ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                    $         1,053   $        17,502   $         4,555   $        19,854   $         8,077
Contracts in payout (annuitization)
   period                                           -                 -                 -                 -                70
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                      $         1,053   $        17,502   $         4,555   $        19,854   $         8,147
                                      ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding:
    IICA I                                 61,394.775       722,217.623       232,161.971       348,167.098       429,683.639
                                      ===============   ===============   ===============   ===============   ===============
    IICA II                                15,379.866       227,866.667        85,111.645        89,871.631       210,846.154
                                      ===============   ===============   ===============   ===============   ===============
    IICA III                                        -                 -                 -       705,627.151                 -
                                      ===============   ===============   ===============   ===============   ===============

Accumulation unit value:
   IICA I                             $         13.78   $         19.52   $         15.12   $         23.19   $         13.63
                                      ===============   ===============   ===============   ===============   ===============
   IICA II                            $         13.46   $         14.94   $         12.28   $         19.74   $         10.53
                                      ===============   ===============   ===============   ===============   ===============
   IICA III                           $             -   $             -   $             -   $         14.18   $             -
                                      ===============   ===============   ===============   ===============   ===============

Total number of mutual fund shares             93,603           816,706           103,604           672,784           390,915
                                      ===============   ===============   ===============   ===============   ===============
Cost of mutual fund shares            $         1,006   $        15,269   $         3,914   $        15,137   $         6,670
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                  (DOLLARS IN THOUSANDS, EXCEPT FOR UNIT DATA)

                                        OPPENHEIMER         PIONEER
                                         STRATEGIC       EQUITY INCOME
                                           BOND               VCT
                                      ---------------   ---------------
ASSETS
Investments in mutual funds
   at fair value                      $         9,172   $             -
                                      ---------------   ---------------
Total assets                                    9,172                 -
                                      ---------------   ---------------
Net assets                            $         9,172   $             -
                                      ===============   ===============

NET ASSETS
Accumulation units                    $         9,077   $             -
Contracts in payout (annuitization)
   period                                          95                 -
                                      ---------------   ---------------
Total net assets                      $         9,172   $             -
                                      ===============   ===============

Accumulation units outstanding:
    IICA I                                332,742.848                 -
                                      ===============   ===============
    IICA II                                93,365.915                 -
                                      ===============   ===============
    IICA III                              186,994.863             5.704
                                      ===============   ===============

Accumulation unit value:
   IICA I                             $         15.31   $             -
                                      ===============   ===============
   IICA II                            $         14.20   $             -
                                      ===============   ===============
   IICA III                           $         14.21   $         11.22
                                      ===============   ===============

Total number of mutual fund shares          1,760,425                 3
                                      ===============   ===============
Cost of mutual fund shares            $         8,283   $             -
                                      ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                         AIM V.I.          AIM V.I.                             AIM V.I.          ALGER
                                          CAPITAL            CORE            AIM V.I.           PREMIER          AMERICAN
                                       APPRECIATION         EQUITY            GROWTH            EQUITY           BALANCED
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $             -   $            27   $             -   $            12   $             8
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                             -                27                 -                12                 8
Expenses:
   Mortality and expense risk and
      other charges                                 -                26                17                24                 7
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                      -                26                17                24                 7
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                        -                 1               (17)              (12)                1

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                      -               (14)             (173)              (87)                8
Capital gains distributions                         -                 -                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                    -               (14)             (173)              (87)                8
Net unrealized appreciation
   (depreciation) of investments                    -               214               302               206                 2
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $             -   $           201   $           112   $           107   $            11
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                           ALGER             ALGER
                                         AMERICAN          AMERICAN          AMERICAN          AMERICAN           CALVERT
                                         INCOME &          LEVERAGED       CENTURY(R) VP     CENTURY(R) VP        SOCIAL
                                          GROWTH            ALLCAP           BALANCED        INTERNATIONAL       BALANCED
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $             8   $             -   $             3   $             3   $             7
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                             8                 -                 3                 3                 7
Expenses:
   Mortality and expense risk and
      other charges                                21                22                 2                 7                 6
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                     21                22                 2                 7                 6
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                      (13)              (22)                1                (4)                1

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                    (28)              (13)                3                 1                11
Capital gains distributions                         -                 -                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                  (28)              (13)                3                 1                11
Net unrealized appreciation
   (depreciation) of investments                  125               128                 6                61                17
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $            84   $            93   $            10   $            58   $            29
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                               FEDERATED
                                         FEDERATED         FEDERATED         FEDERATED        FUND FOR US        FEDERATED
                                         AMERICAN           CAPITAL           EQUITY          GOVERNMENT        HIGH INCOME
                                          LEADERS           INCOME            INCOME          SECURITIES           BOND
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $         1,102   $           340   $           319   $           210   $           965
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                         1,102               340               319               210               965
Expenses:
   Mortality and expense risk and
      other charges                             1,048               103               225                61               185
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                  1,048               103               225                61               185
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                       54               237                94               149               780

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                    896            (1,519)             (297)               49              (535)
Capital gains distributions                         -                 -                 -                25                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                  896            (1,519)             (297)               74              (535)
Net unrealized appreciation
   (depreciation) of investments                4,550             1,832             1,863              (132)              860
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $         5,500   $           550   $         1,660   $            91   $         1,105
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                           FEDERATED
                                         FEDERATED          MID CAP          FEDERATED        FIDELITY(R)      FIDELITY(R)
                                       INTERNATIONAL        GROWTH             PRIME           VIP ASSET           VIP
                                          EQUITY          STRATEGIES           MONEY          MANAGER(SM)      CONTRAFUND(R)
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $             -   $             -   $            23   $           170   $            91
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                             -                 -                23               170                91
Expenses:
   Mortality and expense risk and
      other charges                               150               260                43                78               368
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                    150               260                43                78               368
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                     (150)             (260)              (20)               92              (277)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                   (846)              468                 -                86               960
Capital gains distributions                         -                 -                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                 (846)              468                 -                86               960
Net unrealized appreciation
   (depreciation) of investments                2,177             2,058                 -                (6)            2,785
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $         1,181   $         2,266   $           (20)  $           172   $         3,468
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                                                FIDELITY(R)
                                        FIDELITY(R)       FIDELITY(R)       FIDELITY(R)                             VIP
                                        VIP EQUITY-           VIP            VIP HIGH       FIDELITY(R) VIP     INVESTMENT
                                          INCOME            GROWTH            INCOME           INDEX 500        GRADE BOND
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $           601   $            78   $           963   $           342   $            26
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                           601                78               963               342                26
Expenses:
   Mortality and expense risk and
      other charges                               510               354               139               338                 8
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                    510               354               139               338                 8
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                       91              (276)              824                 4                18

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                    347              (379)              665                 7                 7
Capital gains distributions                       144                 -                 -                 -                19
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                  491              (379)              665                 7                26
Net unrealized appreciation
   (depreciation) of investments                2,853             1,151              (735)            1,953               (29)
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $         3,435   $           496   $           754   $         1,964   $            15
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                        FIDELITY(R)                           ING VP            ING VP            ING VP
                                            VIP             ING VP           EMERGING        INTERMEDIATE          MONEY
                                         OVERSEAS          BALANCED           MARKETS            BOND             MARKET
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $            36   $           277   $             1   $           774   $           184
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                            36               277                 1               774               184
Expenses:
   Mortality and expense risk and
      other charges                                42               157                 2               139               243
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                     42               157                 2               139               243
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                       (6)              120                (1)              635               (59)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                     97               114                 7               139               (36)
Capital gains distributions                         -                 -                 -               397                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                   97               114                 7               536               (36)
Net unrealized appreciation
   (depreciation) of investments                  236               902                19              (837)               38
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $           327   $         1,136   $            25   $           334   $           (57)
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                              ING SALOMON           ING
                                          ING VP              ING             ING MFS          BROTHERS        T. ROWE PRICE
                                          NATURAL          JPMORGAN           CAPITAL         AGGRESSIVE          GROWTH
                                         RESOURCES       INTERNATIONAL     OPPORTUNITIES        GROWTH            EQUITY
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $             4   $            25   $            13   $             -   $            29
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                             4                25                13                 -                29
Expenses:
   Mortality and expense risk and
      other charges                                 5                30                41               144               262
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                      5                30                41               144               262
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                       (1)               (5)              (28)             (144)             (233)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                     12               149               123               (21)              156
Capital gains distributions                         -                 -                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                   12               149               123               (21)              156
Net unrealized appreciation
   (depreciation) of investments                   26               211               219               904             1,503
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $            37   $           355   $           314   $           739   $         1,426
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                            ING VP            ING VP            ING VP
                                       ING UBS U.S.        STRATEGIC         STRATEGIC         STRATEGIC          ING VP
                                         LARGE CAP        ALLOCATION        ALLOCATION        ALLOCATION        GROWTH AND
                                          EQUITY           BALANCED           GROWTH            INCOME            INCOME
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $            51   $            19   $            12   $            30   $           254
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                            51                19                12                30               254
Expenses:
   Mortality and expense risk and
      other charges                                95                20                19                22               147
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                     95                20                19                22               147
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                      (44)               (1)               (7)                8               107

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                    (55)               73                78                10               312
Capital gains distributions                         -                 -                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                  (55)               73                78                10               312
Net unrealized appreciation
   (depreciation) of investments                  947                52                99                87               268
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $           848   $           124   $           170   $           105   $           687
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                          ING VP
                                          GLOBAL                              ING VP            ING VP            ING VP
                                        SCIENCE AND         ING VP          INDEX PLUS        INDEX PLUS        INDEX PLUS
                                        TECHNOLOGY          GROWTH           LARGECAP           MIDCAP           SMALLCAP
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $             -   $             4   $           173   $             -   $             -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                             -                 4               173                 -                 -
Expenses:
   Mortality and expense risk and
      other charges                                27                35               189                 1                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                     27                35               189                 1                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                      (27)              (31)              (16)               (1)                -

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                    320               (44)               39                 2                 8
Capital gains distributions                         -                 -                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                  320               (44)               39                 2                 8
Net unrealized appreciation
   (depreciation) of investments                 (357)              242             1,539                 9                (5)
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $           (64)  $           167   $         1,562   $            10   $             3
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                          ING VP            ING VP            ING VP            ING VP          JANUS ASPEN
                                       INTERNATIONAL     INTERNATIONAL         SMALL             VALUE            SERIES
                                          EQUITY             VALUE            COMPANY         OPPORTUNITY        BALANCED
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $             9   $             -   $            42   $            33   $           259
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                             9                 -                42                33               259
Expenses:
   Mortality and expense risk and
      other charges                                11                 -               184                49               173
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                     11                 -               184                49               173
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                       (2)                -              (142)              (16)               86

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                     60                 -               819               (59)              100
Capital gains distributions                         -                 -                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                   60                 -               819               (59)              100
Net unrealized appreciation
   (depreciation) of investments                   60                15             1,157               343               608
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $           118   $            15   $         1,834   $           268   $           794
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                        JANUS ASPEN                         JANUS ASPEN       JANUS ASPEN       LORD ABBETT
                                          SERIES          JANUS ASPEN         SERIES            SERIES          SERIES FUND
                                         FLEXIBLE           SERIES            MIDCAP           WORLDWIDE        GROWTH AND
                                          INCOME            GROWTH            GROWTH            GROWTH            INCOME
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $           222   $            10   $             -   $           230   $             7
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                           222                10                 -               230                 7
Expenses:
   Mortality and expense risk and
      other charges                                61               110               128               328                 2
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                     61               110               128               328                 2
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                      161              (100)             (128)              (98)                5

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
    investments                                    85               (82)              882              (648)                -
Capital gains distributions                        32                 -                 -                 -                 7
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investmentsand capital gains
   distributions                                  117               (82)              882              (648)                7
Net unrealized appreciation
   (depreciation) of investments                 (182)              324             1,128             1,394                53
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $            96   $           142   $         1,882   $           648   $            65
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                          MFS(R)             MFS(R)         OPPENHEIMER       OPPENHEIMER       OPPENHEIMER
                                       VIT STRATEGIC         TOTAL          AGGRESSIVE          GLOBAL             MAIN
                                          INCOME            RETURN            GROWTH          SECURITIES          STREET
                                      ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $            59   $           288   $             -   $           193   $            66
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                            59               288                 -               193                66
Expenses:
   Mortality and expense risk and
      other charges                                16               241                60               196               109
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                     16               241                60               196               109
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                       43                47               (60)               (3)              (43)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                     25               211               443               318                38
Capital gains distributions                         -                 -                 -                 -                 -
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                   25               211               443               318                38
Net unrealized appreciation
   (depreciation) of investments                   (3)            1,390               298             2,588               608
                                      ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $            65   $         1,648   $           681   $         2,903   $           603
                                      ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                        OPPENHEIMER         PIONEER
                                         STRATEGIC       EQUITY INCOME
                                           BOND               VCT
                                      ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                          $           415   $             -
                                      ---------------   ---------------
Total investment income                           415                 -
Expenses:
   Mortality and expense risk and
      other charges                               109                 -
                                      ---------------   ---------------
Total expenses                                    109                 -
                                      ---------------   ---------------
Net investment income (loss)                      306                 -

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on
   investments                                    236                 -
Capital gains distributions                         -                 -
                                      ---------------   ---------------
Total realized gain (loss) on
   investments and capital gains
   distributions                                  236                 -
Net unrealized appreciation
   (depreciation) of investments                   76                 -
                                      ---------------   ---------------
Net increase (decrease) in net
   assets resulting from operations   $           618   $             -
                                      ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                             AIM V.I.           AIM V.I.                              AIM V.I.
                                                              CAPITAL             CORE             AIM V.I.            PREMIER
                                                           APPRECIATION          EQUITY             GROWTH             EQUITY
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $             6    $         1,625    $         1,170    $         1,374

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         -                  2                (14)               (12)
   Net realized gain (loss) on investments
     and capital gains distributions                                    -                (16)               (57)               (37)
   Net unrealized appreciation (depreciation) of
     investments                                                        2                456                455                458
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                   2                442                384                409
Changes from principal transactions:
   Total unit transactions                                              4                458                181                486
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                               4                458                181                486
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                               6                900                565                895
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                        12              2,525              1,735              2,269

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         -                  1                (17)               (12)
   Net realized gain (loss) on investments
     and capital gains distributions                                    -                (14)              (173)               (87)
   Net unrealized appreciation (depreciation) of
     investments                                                        -                214                302                206
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                   -                201                112                107
Changes from principal transactions:
   Total unit transactions                                             (4)                87               (114)               215
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                              (4)                87               (114)               215
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                              (4)               288                 (2)               322
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $             8    $         2,813    $         1,733    $         2,591
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                  ALGER              ALGER
                                                               ALGER            AMERICAN           AMERICAN           AMERICAN
                                                             AMERICAN           INCOME &           LEVERAGED        CENTURY(R) VP
                                                             BALANCED            GROWTH             ALLCAP            BALANCED
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $           750    $         1,479    $         1,456    $           277

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         5                (17)               (22)                 4
   Net realized gain (loss) on investments
     and capital gains distributions                                  (12)               (57)               (69)                (6)
   Net unrealized appreciation (depreciation) of
     investments                                                      118                456                525                 37
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 111                382                434                 35
Changes from principal transactions:
   Total unit transactions                                           (231)              (193)              (230)              (135)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                            (231)              (193)              (230)              (135)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                            (120)               189                204               (100)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                       630              1,668              1,660                177

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         1                (13)               (22)                 1
   Net realized gain (loss) on investments
     and capital gains distributions                                    8                (28)               (13)                 3
   Net unrealized appreciation (depreciation) of
     investments                                                        2                125                128                  6
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                  11                 84                 93                 10
Changes from principal transactions:
   Total unit transactions                                           (262)              (388)              (297)               (58)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                            (262)              (388)              (297)               (58)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                            (251)              (304)              (204)               (48)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $           379    $         1,364    $         1,456    $           129
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                             AMERICAN            CALVERT           FEDERATED          FEDERATED
                                                           CENTURY(R) VP         SOCIAL            AMERICAN            CAPITAL
                                                           INTERNATIONAL        BALANCED            LEADERS            INCOME
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $           477    $           182    $        78,300    $         8,714

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (3)                 5                140                436
   Net realized gain (loss) on investments
     and capital gains distributions                                  (12)                (5)               (83)            (1,603)
   Net unrealized appreciation (depreciation) of
     investments                                                      116                 46             17,650              2,557
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 101                 46             17,707              1,390
Changes from principal transactions:
   Total unit transactions                                            (46)               196            (14,082)            (1,978)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                             (46)               196            (14,082)            (1,978)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                              55                242              3,625               (588)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                       532                424             81,925              8,126

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (4)                 1                 54                237
   Net realized gain (loss) on investments
     and capital gains distributions                                    1                 11                896             (1,519)
   Net unrealized appreciation (depreciation) of
     investments                                                       61                 17              4,550              1,832
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                  58                 29              5,500                550
Changes from principal transactions:
   Total unit transactions                                           (108)               (36)           (17,909)            (1,864)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                            (108)               (36)           (17,909)            (1,864)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                             (50)                (7)           (12,409)            (1,314)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $           482    $           417    $        69,516    $         6,812
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                FEDERATED          FEDERATED
                                                             FEDERATED         FUND FOR US           HIGH             FEDERATED
                                                              EQUITY           GOVERNMENT           INCOME          INTERNATIONAL
                                                              INCOME           SECURITIES            BOND              EQUITY
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $        15,168    $         7,622    $        14,413    $        11,589

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        85                173                910               (152)
   Net realized gain (loss) on investments
     and capital gains distributions                                 (754)               219             (1,190)            (1,002)
   Net unrealized appreciation (depreciation) of
     investments                                                    4,254               (336)             3,035              4,002
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations               3,585                 56              2,755              2,848
Changes from principal transactions:
   Total unit transactions                                         (1,431)            (2,627)            (2,660)            (2,680)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (1,431)            (2,627)            (2,660)            (2,680)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                           2,154             (2,571)                95                168
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                    17,322              5,051             14,508             11,757

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        94                149                780               (150)
   Net realized gain (loss) on investments
     and capital gains distributions                                 (297)                74               (535)              (846)
   Net unrealized appreciation (depreciation) of
     investments                                                    1,863               (132)               860              2,177
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations               1,660                 91              1,105              1,181
Changes from principal transactions:
   Total unit transactions                                         (3,590)            (1,457)            (3,234)            (2,746)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (3,590)            (1,457)            (3,234)            (2,746)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                          (1,930)            (1,366)            (2,129)            (1,565)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $        15,392    $         3,685    $        12,379    $        10,192
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                            FEDERATED
                                                              MID CAP           FEDERATED         FIDELITY(R)
                                                              GROWTH              PRIME            VIP ASSET       FIDELITY(R) VIP
                                                            STRATEGIES            MONEY           MANAGER(SM)       CONTRAFUND(R)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $        17,585    $         5,731    $         5,092    $        22,088

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (258)               (34)               115               (212)
   Net realized gain (loss) on investments
     and capital gains distributions                                 (508)                 -               (101)              (629)
   Net unrealized appreciation (depreciation) of
     investments                                                    6,710                  -                725              6,359
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations               5,944                (34)               739              5,518
Changes from principal transactions:
   Total unit transactions                                         (3,212)            (1,929)              (340)            (1,354)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (3,212)            (1,929)              (340)            (1,354)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                           2,732             (1,963)               399              4,164
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                    20,317              3,768              5,491             26,252

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (260)               (20)                92               (277)
   Net realized gain (loss) on investments
     and capital gains distributions                                  468                  -                 86                960
   Net unrealized appreciation (depreciation) of
     investments                                                    2,058                  -                 (6)             2,785
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations               2,266                (20)               172              3,468
Changes from principal transactions:
   Total unit transactions                                         (5,011)            (1,595)            (1,033)            (1,786)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (5,011)            (1,595)            (1,033)            (1,786)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                          (2,745)            (1,615)              (861)             1,682
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $        17,572    $         2,153    $         4,630    $        27,934
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                            FIDELITY(R)
                                                            VIP EQUITY-      FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP
                                                              INCOME             GROWTH           HIGH INCOME         INDEX 500
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $        32,897    $        22,175    $         6,897    $        20,521

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       143               (245)               449                 11
   Net realized gain (loss) on investments
     and capital gains distributions                               (2,114)            (1,692)               230             (1,318)
   Net unrealized appreciation (depreciation) of
     investments                                                   10,601              8,665              1,503              6,501
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations               8,630              6,728              2,182              5,194
Changes from principal transactions:
   Total unit transactions                                         (2,629)               783              3,563               (131)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (2,629)               783              3,563               (131)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                           6,001              7,511              5,745              5,063
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                    38,898             29,686             12,642             25,584

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        91               (276)               824                  4
   Net realized gain (loss) on investments
     and capital gains distributions                                  491               (379)               665                  7
   Net unrealized appreciation (depreciation) of
     investments                                                    2,853              1,151               (735)             1,953
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations               3,435                496                754              1,964
Changes from principal transactions:
   Total unit transactions                                         (5,428)            (1,074)            (3,598)            (4,073)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (5,428)            (1,074)            (3,598)            (4,073)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                          (1,993)              (578)            (2,844)            (2,109)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $        36,905    $        29,108    $         9,798    $        23,475
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                            FIDELITY(R)
                                                                VIP                                                    ING VP
                                                            INVESTMENT       FIDELITY(R) VIP        ING VP            EMERGING
                                                            GRADE BOND          OVERSEAS           BALANCED            MARKETS
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $           686    $         2,309    $        10,006    $           164

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        17                (12)                95                 (2)
   Net realized gain (loss) on investments
     and capital gains distributions                                   15               (150)              (138)                (6)
   Net unrealized appreciation (depreciation) of
     investments                                                       (8)               991              1,864                 72
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                  24                829              1,821                 64
Changes from principal transactions:
   Total unit transactions                                            (74)               (24)             1,389                (38)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                             (74)               (24)             1,389                (38)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                             (50)               805              3,210                 26
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                       636              3,114             13,216                190

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        18                 (6)               120                 (1)
   Net realized gain (loss) on investments
     and capital gains distributions                                   26                 97                114                  7
   Net unrealized appreciation (depreciation) of
     investments                                                      (29)               236                902                 19
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                  15                327              1,136                 25
Changes from principal transactions:
   Total unit transactions                                           (219)               (96)             1,175                (56)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                            (219)               (96)             1,175                (56)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                            (204)               231              2,311                (31)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $           432    $         3,345    $        15,527    $           159
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                              ING VP             ING VP             ING VP               ING
                                                           INTERMEDIATE           MONEY             NATURAL           JPMORGAN
                                                               BOND              MARKET            RESOURCES        INTERNATIONAL
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $        15,106    $        35,752    $           383    $         1,470

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        49                193                 (5)                (5)
   Net realized gain (loss) on investments
     and capital gains distributions                                  445               (271)                (6)               (74)
   Net unrealized appreciation (depreciation) of
     investments                                                      164                (48)               106                466
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 658               (126)                95                387
Changes from principal transactions:
   Total unit transactions                                         (4,732)           (15,717)               (55)              (156)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (4,732)           (15,717)               (55)              (156)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                          (4,074)           (15,843)                40                231
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                    11,032             19,909                423              1,701

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       635                (59)                (1)                (5)
   Net realized gain (loss) on investments
     and capital gains distributions                                  536                (36)                12                149
   Net unrealized appreciation (depreciation) of
     investments                                                     (837)                38                 26                211
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 334                (57)                37                355
Changes from principal transactions:
   Total unit transactions                                         (2,693)            (6,490)               (78)               256
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (2,693)            (6,490)               (78)               256
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                          (2,359)            (6,547)               (41)               611
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $         8,673    $        13,362    $           382    $         2,312
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                               ING SALOMON            ING
                                                              ING MFS           BROTHERS         T. ROWE PRICE      ING UBS U.S.
                                                              CAPITAL          AGGRESSIVE           GROWTH            LARGE CAP
                                                           OPPORTUNITIES         GROWTH             EQUITY             EQUITY
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $         3,984    $         9,494    $        16,326    $         7,353

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (42)              (148)              (212)               (55)
   Net realized gain (loss) on investments
     and capital gains distributions                                 (824)            (1,192)              (520)              (479)
   Net unrealized appreciation (depreciation) of
     investments                                                    1,649              4,569              5,126              1,954
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 783              3,229              4,394              1,420
Changes from principal transactions:
   Total unit transactions                                         (1,542)            (1,020)            (1,348)            (1,459)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (1,542)            (1,020)            (1,348)            (1,459)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                            (759)             2,209              3,046                (39)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                     3,225             11,703             19,372              7,314

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (28)              (144)              (233)               (44)
   Net realized gain (loss) on investments
     and capital gains distributions                                  123                (21)               156                (55)
   Net unrealized appreciation (depreciation) of
     investments                                                      219                904              1,503                947
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 314                739              1,426                848
Changes from principal transactions:
   Total unit transactions                                           (477)            (3,073)            (2,139)            (1,169)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                            (477)            (3,073)            (2,139)            (1,169)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                            (163)            (2,334)              (713)              (321)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $         3,062    $         9,369    $        18,659    $         6,993
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                              ING VP             ING VP             ING VP
                                                             STRATEGIC          STRATEGIC          STRATEGIC           ING VP
                                                            ALLOCATION         ALLOCATION         ALLOCATION         GROWTH AND
                                                             BALANCED            GROWTH             INCOME             INCOME
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $           554    $           710    $         1,561    $        10,865

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (1)                (4)                16               (147)
   Net realized gain (loss) on investments
     and capital gains distributions                                  (43)               (74)               (39)            (1,227)
   Net unrealized appreciation (depreciation) of
     investments                                                      172                297                212              3,728
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 128                219                189              2,354
Changes from principal transactions:
   Total unit transactions                                            353                165               (102)            (1,535)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                             353                165               (102)            (1,535)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                             481                384                 87                819
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                     1,035              1,094              1,648             11,684

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (1)                (7)                 8                107
   Net realized gain (loss) on investments
     and capital gains distributions                                   73                 78                 10                312
   Net unrealized appreciation (depreciation) of
     investments                                                       52                 99                 87                268
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 124                170                105                687
Changes from principal transactions:
   Total unit transactions                                            351                529               (164)            (1,816)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                             351                529               (164)            (1,816)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                             475                699                (59)            (1,129)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $         1,510    $         1,793    $         1,589    $        10,555
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                              ING VP
                                                              GLOBAL                                ING VP             ING VP
                                                            SCIENCE AND          ING VP           INDEX PLUS         INDEX PLUS
                                                            TECHNOLOGY           GROWTH            LARGECAP            MIDCAP
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $           756    $         2,359    $        10,983    $            45

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (19)               (32)                (9)                (1)
   Net realized gain (loss) on investments
     and capital gains distributions                                   76               (156)              (609)                 -
   Net unrealized appreciation (depreciation) of
     investments                                                      504                877              3,634                 15
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 561                689              3,016                 14
Changes from principal transactions:
   Total unit transactions                                          1,580                 25              2,153                  4
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                           1,580                 25              2,153                  4
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                           2,141                714              5,169                 18
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                     2,897              3,073             16,152                 63

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (27)               (31)               (16)                (1)
   Net realized gain (loss) on investments
     and capital gains distributions                                  320                (44)                39                  2
   Net unrealized appreciation (depreciation) of
     investments                                                     (357)               242              1,539                  9
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 (64)               167              1,562                 10
Changes from principal transactions:
   Total unit transactions                                           (682)                (4)               751                 12
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                            (682)                (4)               751                 12
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                            (746)               163              2,313                 22
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $         2,151    $         3,236    $        18,465    $            85
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                              ING VP             ING VP             ING VP             ING VP
                                                            INDEX PLUS        INTERNATIONAL      INTERNATIONAL          SMALL
                                                             SMALLCAP            EQUITY              VALUE             COMPANY
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $            28    $           281    $             -    $         8,445

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         -                 (1)                 -               (111)
   Net realized gain (loss) on investments
     and capital gains distributions                                    -                (17)                 -               (774)
   Net unrealized appreciation (depreciation) of
     investments                                                       10                121                  -              4,387
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                  10                103                  -              3,502
Changes from principal transactions:
   Total unit transactions                                             (1)               108                  -              3,241
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                              (1)               108                  -              3,241
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                               9                211                  -              6,743
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                        37                492                  -             15,188

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         -                 (2)                 -               (142)
   Net realized gain (loss) on investments
     and capital gains distributions                                    8                 60                  -                819
   Net unrealized appreciation (depreciation) of
     investments                                                       (5)                60                 15              1,157
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                   3                118                 15              1,834
Changes from principal transactions:
   Total unit transactions                                            (37)               530                119               (712)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                             (37)               530                119               (712)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                             (34)               648                134              1,122
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $             3    $         1,140    $           134    $        16,310
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                 JANUS ASPEN
                                                              ING VP           JANUS ASPEN          SERIES           JANUS ASPEN
                                                               VALUE             SERIES            FLEXIBLE            SERIES
                                                            OPPORTUNITY         BALANCED            INCOME             GROWTH
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $         3,282    $        17,715    $        10,027    $         9,846

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (17)               116                213               (124)
   Net realized gain (loss) on investments
     and capital gains distributions                                 (288)              (361)               403               (989)
   Net unrealized appreciation (depreciation) of
     investments                                                      931              2,114               (221)             3,597
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 626              1,869                395              2,484
Changes from principal transactions:
   Total unit transactions                                           (832)            (4,992)            (4,904)            (2,785)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                            (832)            (4,992)            (4,904)            (2,785)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                            (206)            (3,123)            (4,509)              (301)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                     3,076             14,592              5,518              9,545

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (16)                86                161               (100)
   Net realized gain (loss) on investments
     and capital gains distributions                                  (59)               100                117                (82)
   Net unrealized appreciation (depreciation) of
     investments                                                      343                608               (182)               324
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations                 268                794                 96                142
Changes from principal transactions:
   Total unit transactions                                           (198)            (4,176)            (2,047)            (2,785)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                            (198)            (4,176)            (2,047)            (2,785)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                              70             (3,382)            (1,951)            (2,643)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $         3,146    $        11,210    $         3,567    $         6,902
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                            JANUS ASPEN        JANUS ASPEN        LORD ABBETT
                                                              SERIES             SERIES           SERIES FUND           MFS(R)
                                                              MIDCAP            WORLDWIDE         GROWTH AND        VIT STRATEGIC
                                                              GROWTH             GROWTH             INCOME              INCOME
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $         8,360    $        30,978    $             -    $         1,134

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (112)               (78)                 -                 70
   Net realized gain (loss) on investments
     and capital gains distributions                                  406             (2,258)                 -                 50
   Net unrealized appreciation (depreciation) of
     investments                                                    2,243              7,933                  -                  3
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations               2,537              5,597                  -                123
Changes from principal transactions:
   Total unit transactions                                           (448)            (8,233)                 -                127
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                            (448)            (8,233)                 -                127
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                           2,089             (2,636)                 -                250
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                    10,449             28,342                  -              1,384

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (128)               (98)                 5                 43
   Net realized gain (loss) on investments
     and capital gains distributions                                  882               (648)                 7                 25
   Net unrealized appreciation (depreciation) of
     investments                                                    1,128              1,394                 53                 (3)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations               1,882                648                 65                 65
Changes from principal transactions:
   Total unit transactions                                            (56)            (7,100)               818               (396)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                             (56)            (7,100)               818               (396)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                           1,826             (6,452)               883               (331)
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $        12,275    $        21,890    $           883    $         1,053
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                               MFS(R)          OPPENHEIMER        OPPENHEIMER        OPPENHEIMER
                                                               TOTAL           AGGRESSIVE           GLOBAL              MAIN
                                                              RETURN             GROWTH           SECURITIES           STREET
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $        17,806    $         2,987    $         7,124    $         6,276

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        74                (44)               (51)               (29)
   Net realized gain (loss) on investments
     and capital gains distributions                                 (342)               213               (189)              (580)
   Net unrealized appreciation (depreciation) of
     investments                                                    2,779                371              3,858              2,122
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations               2,511                540              3,618              1,513
Changes from principal transactions:
   Total unit transactions                                         (1,695)               839              3,607                129
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (1,695)               839              3,607                129
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                             816              1,379              7,225              1,642
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                    18,622              4,366             14,349              7,918

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        47                (60)                (3)               (43)
   Net realized gain (loss) on investments
     and capital gains distributions                                  211                443                318                 38
   Net unrealized appreciation (depreciation) of
     investments                                                    1,390                298              2,588                608
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets from operations               1,648                681              2,903                603
Changes from principal transactions:
   Total unit transactions                                         (2,768)              (492)             2,602               (374)
                                                          ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                          (2,768)              (492)             2,602               (374)
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                          (1,120)               189              5,505                229
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $        17,502    $         4,555    $        19,854    $         8,147
                                                          ===============    ===============    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                        ING INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                            OPPENHEIMER          PIONEER
                                                             STRATEGIC        EQUITY INCOME
                                                               BOND                VCT
                                                          ---------------    ---------------
NET ASSETS AT JANUARY 1, 2003                             $         5,664    $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       344                  -
   Net realized gain (loss) on investments
     and capital gains distributions                                  203                  -
   Net unrealized appreciation (depreciation) of
     investments                                                      565                  -
                                                          ---------------    ---------------
Net increase (decrease) in net assets from operations               1,112                  -
Changes from principal transactions:
   Total unit transactions                                          1,339                  -
                                                          ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                           1,339                  -
                                                          ---------------    ---------------
Total increase (decrease)                                           2,451                  -
                                                          ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2003                                     8,115                  -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       306                  -
   Net realized gain (loss) on investments
     and capital gains distributions                                  236                  -
   Net unrealized appreciation (depreciation) of
     investments                                                       76                  -
                                                          ---------------    ---------------
Net increase (decrease) in net assets from operations                 618                  -
Changes from principal transactions:
   Total unit transactions                                            439                  -
                                                          ---------------    ---------------
Increase (decrease) in net assets derived from
   principal transactions                                             439                  -
                                                          ---------------    ---------------
Total increase (decrease)                                           1,057                  -
                                                          ---------------    ---------------
NET ASSETS AT DECEMBER 31, 2004                           $         9,172    $             -
                                                          ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ING Insurance Company of America Variable Annuity Account I (the "Account") was established by ING Insurance Company of America ("IICA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. IICA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business IICA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of IICA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of IICA.

     Contracts are identified in the Statement of Assets and Liabilities by the qualifiers IICA I, IICA II, and IICA III. IICA I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since June 28, 1995. IICA II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since May 1, 1998. Contracts are no longer sold under qualifiers IICA I and IICA II. IICA III Contracts represent certain group Contracts issued as fund vehicles for Internal Revenue Code Section 403(b) and 401(e) plans issued since September 24, 2000.

     At December 31, 2004, the Account had sixty-two active investment divisions (the "Divisions"), thirty-nine of which invest in independently managed mutual funds and twenty-three of which invest in mutual funds managed by an affiliate, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation Fund - Series I Shares
       AIM V.I. Core Equity Fund - Series I Shares
       AIM V.I. Growth Fund - Series I Shares
       AIM V.I. Premier Equity Fund - Series I Shares
     Alger American Funds:
       Alger American Balanced Portfolio - Class O
       Alger American Income & Growth Portfolio - Class O
      Alger American Leveraged AllCap Portfolio - Class O

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     American Century(R) Investments:
       American Century(R) VP Balanced Fund
       American Century(R) VP International Fund
     Calvert Social Balanced Portfolio
     Federated Insurance Series:
       Federated American Leaders Fund II
       Federated Capital Income Fund II
       Federated Equity Income Fund II
       Federated Fund for US Government Securities II
       Federated High Income Bond Fund II
       Federated International Equity Fund II
       Federated Mid Cap Growth Strategies Fund II
       Federated Prime Money Fund II
     Fidelity(R) Investments Variable Insurance Products Funds:
       Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial Class Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
       Fidelity(R) VIP Equity-Income Portfolio - Initial Class
       Fidelity(R) VIP Growth Portfolio - Initial Class
       Fidelity(R) VIP High Income Portfolio - Initial Class
       Fidelity(R) VIP Index 500 Portfolio - Initial Class
       Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
     ING VP Balanced Portfolio, Inc. - Class I
     ING VP Emerging Markets Fund
     ING VP Intermediate Bond Portfolio - Class I
     ING VP Money Market Portfolio - Class I
     ING VP Natural Resources Trust
     ING Partners, Inc.:
       ING JPMorgan International Portfolio - Initial Class
       ING MFS Capital Opportunities Portfolio - Initial Class
       ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
       ING T. Rowe Price Growth Equity Portfolio - Initial Class
       ING UBS U.S. Large Cap Equity Portfolio - Initial Class
     ING Strategic Allocation Portfolios, Inc.:
       ING VP Strategic Allocation Balanced Portfolio - Class I
       ING VP Strategic Allocation Growth Portfolio - Class I
       ING VP Strategic Allocation Income Portfolio - Class I
     ING Variable Funds:
        ING VP Growth and Income Portfolio - Class I
     ING Variable Portfolios, Inc.:
       ING VP Global Science and Technology Portfolio - Class I
       ING VP Growth Portfolio - Class I
       ING VP Index Plus LargeCap Portfolio - Class I
       ING VP Index Plus MidCap Portfolio - Class I
       ING VP Index Plus SmallCap Portfolio - Class I
       ING VP International Equity Portfolio - Class I
       ING VP International Value Portfolio - Class I**
       ING VP Small Company Portfolio - Class I
       ING VP Value Opportunity Portfolio - Class I
     Janus Aspen Series:
       Janus Aspen Series Balanced Portfolio - Institutional Shares
       Janus Aspen Series Flexible Income Portfolio - Institutional Shares Janus Aspen Series Growth Portfolio - Institutional Shares
       Janus Aspen Series MidCap Growth Portfolio - Institutional Shares Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
     Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares** MFS(R) Variable Insurance Trust:
       MFS(R) VIT Strategic Income Series
       MFS(R) Total Return Series - Initial Class
     Oppenheimer Variable Account Funds:
       Oppenheimer Aggressive Growth Fund/VA(R)
       Oppenheimer Global Securities Fund/VA(R)
       Oppenheimer Main Street Fund/VA(R)
       Oppenheimer Strategic Bond Fund/VA(R)
     Pioneer Equity Income VCT Portfolio - Class I*

* Division became available in 2003
**Division became available in 2004

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The following divisions were offered during 2004, but had no investments as of December 31, 2004:

     Aetna Index Plus Large Cap VP w/ Pri Pro - Class R
     Aetna Real Estate Securities VP
     Chapman DEM(R) Equity Fund - Institutional Shares EuroPacific Growth Fund(R) - Class R-4
     Evergreen Special Values Fund - Class A
     FTVIP Franklin Small Cap Value Securities Fund - Class 2 Hibernia Mid Cap Equity Fund - Class A Shares
     ING American Century Select Portfolio - Service Class
     ING GET Fund - Series J
     ING GET Fund - Series K
     ING Julius Baer Foreign Portfolio - Service Class
     ING Oppenheimer Global Portfolio - Service Class
     ING Stock Index Portfolio - Institutional Class
     ING T. Rowe Price Diversified Mid Cap Growth Port - S Class ING Van Kampen Equity and Income Portfolio - Service Class ING VP Financial Services Portfolio - Class I
     ING VP Real Estate Portfolio - Class I
     ING VP SmallCap Opportunities Portfolio - Class I
     Pax World Balanced Fund
     PIMCO VIT Real Return Portfolio - Admin Class
     Pioneer High Yield VCT Portfolio - Class I
     Templeton Global Bond Fund - Class A
     The Growth Fund of America(R) - Class R-4
     Wanger Select
     Wanger U.S. Smaller Companies
     Washington Mutual Investors Fund(SM) - Class R-4

     The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

                           CURRENT NAME                                                FORMER NAME
     ----------------------------------------------------------  --------------------------------------------------------------
     Federated Insurance Series:                                 Federated Insurance Series:
       Federated Mid Cap Growth Strategies Fund II                 Federated Growth Strategies Fund II
     ING VP Balanced Portfolio, Inc. - Class I                   ING VP Balanced Portfolio, Inc. - Class R
     ING VP Intermediate Bond Portfolio - Class I                ING VP Bond Portfolio - Class R
     ING VP Money Market Portfolio - Class I                     ING VP Money Market Portfolio - Class R
     ING Partners, Inc.:                                         ING Partners, Inc.:
       ING JPMorgan International Portfolio - Initial Class        ING JPMorgan Fleming International Portfolio - Initial Class
       ING UBS U.S. Large Cap Equity Portfolio - Initial Class     ING MFS Research Equity Portfolio - Initial Class
     ING Strategic Allocation Portfolios, Inc.:                  ING Strategic Allocation Portfolios, Inc.:
       ING VP Strategic Allocation Balanced Portfolio - Class I    ING VP Strategic Allocation Balanced Portfolio - Class R
       ING VP Strategic Allocation Growth Portfolio - Class I      ING VP Strategic Allocation Growth Portfolio - Class R
       ING VP Strategic Allocation Income Portfolio - Class I      ING VP Strategic Allocation Income Portfolio - Class R
     ING Variable Funds:                                         ING Variable Funds:
       ING VP Growth and Income Portfolio - Class I                ING VP Growth and Income Portfolio - Class R

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                           CURRENT NAME                                                FORMER NAME
     ----------------------------------------------------------  --------------------------------------------------------------
     ING Variable Portfolios, Inc.:                              ING Variable Portfolios, Inc.:
       ING VP Global Science and Technology Portfolio - Class I    ING VP Global Science and Technology Portfolio - Class R
       ING VP Growth Portfolio - Class I                           ING VP Growth Portfolio - Class R
       ING VP Index Plus LargeCap Portfolio - Class I              ING VP Index Plus LargeCap Portfolio - Class R
       ING VP Index Plus MidCap Portfolio - Class I                ING VP Index Plus MidCap Portfolio - Class R
       ING VP Index Plus SmallCap Portfolio - Class I              ING VP Index Plus SmallCap Portfolio - Class R
       ING VP International Equity Portfolio - Class I             ING VP International Equity Portfolio - Class R
       ING VP Small Company Portfolio - Class I                    ING VP Small Company Portfolio - Class R
       ING VP Value Opportunity Portfolio - Class I                ING VP Value Opportunity Portfolio - Class R
     MFS(R) Variable Insurance Trust:                            MFS(R) Variable Insurance Trust:
       MFS(R) VIT Strategic Income Series                           MFS(R) Global Government series

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of IICA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of IICA.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     VARIABLE ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the Contractowners' aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by IICA and may result in additional amounts being transferred into the Account by IICA to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to IICA.

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover IICA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     IICA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.40% of the average daily net asset value of each Division of the Account.

     ADMINISTRATIVE CHARGES

     A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.15% of the assets attributable to the Contracts.

     PREMIUM TAXES

     Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, IICA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

     OTHER CHARGES

     Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to IICA.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2004, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Bond Portfolio, ING VP Balanced Portfolio, Inc., ING Money Market Portfolio, ING Variable Funds, ING Generation Portfolios, Inc., ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING VP Emerging Markets Fund, Inc. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund.

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                                  YEAR ENDED DECEMBER 31
                                                                         2004                                2003
                                                          ---------------------------------   ---------------------------------
                                                             PURCHASES           SALES           PURCHASES           SALES
                                                          ---------------   ---------------   ---------------   ---------------
                                                                                   (DOLLARS IN THOUSANDS)
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                     $             3   $             7   $             4   $             -
        AIM V.I. Core Equity                                          424               336               554                94
        AIM V.I. Growth                                               326               457               249                82
        AIM V.I. Premier Equity                                       536               333               576               102
     Alger American Funds:
        Alger American Balanced                                        56               317                27               253
        Alger American Income & Growth                                 46               447                12               222
        Alger American Leveraged AllCap                                24               343                 5               257
     American Century(R) Investments:
        American Century(R) VP Balanced                                 4                61                 8               139
        American Century(R) VP International                            3               115                 7                56
     Calvert Social Balanced                                          115               150               267                66
     Federated Insurance Series:
        Federated American Leaders                                  1,575            19,430             2,015            15,957
        Federated Capital Income                                      569             2,196               657             2,199
        Federated Equity Income                                     1,005             4,501             1,356             2,702
        Federated Fund for US Government                              434             1,717               650             3,070
        Federated High Income Bond                                  1,286             3,740             1,795             3,545
        Federated International Equity                                175             3,071               197             3,029
        Federated Mid Cap Growth Strategies                           231             5,502               490             3,960
        Federated Prime Money                                       1,716             3,331             2,716             4,679
     Fidelity(R) Investments Variable Insurance
       Products Funds:
        Fidelity(R) VIP ASSET MANAGER(SM)                           1,672             2,613             1,116             1,341
        Fidelity(R) VIP Contrafund(R)                               4,938             7,001             4,428             5,994
        Fidelity(R) VIP Equity-Income                               3,970             9,163             9,464            11,950
        Fidelity(R) VIP Growth                                      4,997             6,347             6,342             5,804
        Fidelity(R) VIP High Income                                 2,823             5,597             6,602             2,590
        Fidelity(R) VIP Index 500                                   3,540             7,609             7,248             7,368
        Fidelity(R) VIP Investment Grade Bond                          45               227                39                87
        Fidelity(R) VIP Overseas                                      857               959               787               823
     ING VP Balanced                                                3,493             2,198             3,468             1,984
     ING VP Emerging Markets                                            2                59                 -                40
     ING VP Intermediate Bond                                       2,913             4,574             2,667             7,350
     ING VP Money Market                                           17,388            23,937            40,037            55,561
     ING VP Natural Resources                                          11                90                 -                60

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31
                                                                         2004                                2003
                                                          ---------------------------------   ---------------------------------
                                                             PURCHASES           SALES           PURCHASES           SALES
                                                          ---------------   ---------------   ---------------   ---------------
                                                                                   (DOLLARS IN THOUSANDS)
     ING Partners, Inc.:
        ING JPMorgan International                        $         1,400   $         1,149   $           377   $           538
        ING MFS Capital Opportunities                                 335               840             5,316             6,900
        ING Salomon Brothers Aggressive Growth                        134             3,351               294             1,808
        ING T. Rowe Price Growth Equity                             2,283             4,655             3,500             4,668
        ING UBS U.S. Large Cap Equity                                 952             2,165             1,461             3,021
     ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced                          879               529               776               424
        ING VP Strategic Allocation Growth                          1,004               482               729               568
        ING VP Strategic Allocation Income                            360               516               544               630
     ING Variable Funds:
        ING VP Growth and Income                                      739             2,448             3,803             5,485
     ING Variable Portfolios, Inc.:
        ING VP Global Science and Technology                          933             1,642             2,281               720
        ING VP Growth                                                 669               704               688               695
        ING VP Index Plus LargeCap                                  3,648             2,913             5,455             3,311
        ING VP Index Plus MidCap                                       23                12                 3                 -
        ING VP Index Plus SmallCap                                      2                39                 -                 1
        ING VP International Equity                                 1,015               487               217               110
        ING VP International Value                                    122                 3                 -                 -
        ING VP Small Company                                        4,074             4,928             8,950             5,820
        ING VP Value Opportunity                                      991             1,205               298             1,147
     Janus Aspen Series:
        Janus Aspen Series Balanced                                   902             4,992             1,229             6,105
        Janus Aspen Series Flexible Income                          1,100             2,954             2,057             6,748
        Janus Aspen Series Growth                                     349             3,234             1,773             4,682
        Janus Aspen Series MidCap Growth                            2,874             3,058             5,493             6,053
        Janus Aspen Series Worldwide Growth                           737             7,935               798             9,109
        Lord Abbett Series Fund Growth and Income                     836                 6                 -                 -
     MFS(R) Variable Insurance Trust:
        MFS(R) VIT Strategic Income                                   363               716             1,313             1,116
        MFS(R) VIT Total Return                                     2,589             5,310             2,836             4,457
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth Fund/VA                       1,627             2,179             4,229             3,434
        Oppenheimer Global Securities Fund/VA                       5,512             2,913             4,755             1,199
        Oppenheimer Main Street Fund(R)/VA                          1,774             2,191             3,547             3,447
        Oppenheimer Strategic Bond Fund/VA                          2,677             1,932             4,276             2,593
     Pioneer Equity Income VCT                                          -                 -                 -                 -

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   CHANGES IN UNITS

     The net changes in units outstanding follow:

                                                                                  YEAR ENDED DECEMBER 31
                                                                         2004                                2003
                                                          ---------------------------------   ---------------------------------
                                                                                                  NET UNITS       NET UNITS
                                                               UNITS              UNITS            ISSUED           ISSUED
                                                               ISSUED           REDEEMED         (REDEEMED)       (REDEEMED)
                                                          ---------------   ---------------   ---------------   ---------------
     AIM Variable Insurance Funds:
        AIM V.I. Capital Appreciation                               1,405            (1,914)             (509)              570
        AIM V.I. Core Equity                                       57,371           (46,138)           11,233            69,416
        AIM V.I. Growth                                            72,588           (96,362)          (23,774)          113,077
        AIM V.I. Premier Equity                                    86,215           (55,850)           30,365            84,019
     Alger American Funds:
        Alger American Balanced                                     6,782           (20,114)          (13,332)          (12,747)
        Alger American Income & Growth                              6,895           (26,200)          (19,305)          (11,278)
        Alger American Leveraged AllCap                             1,245           (16,669)          (15,424)          (14,299)
     American Century(R) Investments:
        American Century(R) VP Balanced                               775            (4,563)           (3,788)           (9,736)
        American Century(R) VP International                          314            (7,878)           (7,564)           (3,799)
     Calvert Social Balanced                                       12,175           (15,171)           (2,996)           18,650
     Federated Insurance Series:
        Federated American Leaders                                 98,839          (960,481)         (861,642)         (809,336)
        Federated Capital Income                                   29,977          (184,158)         (154,181)         (188,119)
        Federated Equity Income                                    85,353          (365,805)         (280,452)         (136,487)
        Federated Fund for US Government                           16,747          (112,308)          (95,561)         (175,126)
        Federated High Income Bond                                 15,081          (228,089)         (213,008)         (193,483)
        Federated International Equity                             22,242          (213,195)         (190,953)         (234,532)
        Federated Mid Cap Growth Strategies                        28,979          (287,987)         (259,008)         (211,218)
        Federated Prime Money                                     166,857          (297,024)         (130,167)         (156,058)
     Fidelity(R) Investments Variable Insurance
       Products Funds:
        Fidelity(R) VIP ASSET MANAGER(SM)                         185,607          (251,419)          (65,812)          (21,579)
        Fidelity(R) VIP Contrafund(R)                             392,371          (479,064)          (86,693)          (82,033)
        Fidelity(R) VIP Equity-Income                             427,635          (733,140)         (305,505)         (187,042)
        Fidelity(R) VIP Growth                                    650,583          (589,878)           60,705           283,600
        Fidelity(R) VIP High Income                               268,274          (628,607)         (360,333)          426,158
        Fidelity(R) VIP Index 500                                 286,900          (511,054)         (224,154)          (39,210)
        Fidelity(R) VIP Investment Grade Bond                          12           (13,907)          (13,895)           (4,836)
        Fidelity(R) VIP Overseas                                   86,230           (94,141)           (7,911)           (9,558)
     ING VP Balanced                                              334,554          (187,081)          147,473           172,750
     ING VP Emerging Markets                                          132            (6,078)           (5,946)           (5,069)
     ING VP Intermediate Bond                                     173,232          (347,230)         (173,998)         (321,413)
     ING VP Money Market                                          146,842          (671,246)         (524,404)       (1,279,046)
     ING VP Natural Resources                                           -            (5,319)           (5,319)           (4,644)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31
                                                                         2004                                        2003
                                                          ---------------------------------------------------   ---------------
                                                                                                  NET UNITS        NET UNITS
                                                               UNITS             UNITS             ISSUED            ISSUED
                                                               ISSUED           REDEEMED         (REDEEMED)        (REDEEMED)
                                                          ---------------   ---------------   ---------------   ---------------
     ING Partners, Inc.:
        ING JPMorgan International                                155,499          (131,290)           24,209           (16,489)
        ING MFS Capital Opportunities                              34,026           (76,870)          (42,844)         (163,672)
        ING Salomon Brothers Aggressive Growth                     57,147          (397,639)         (340,492)         (138,436)
        ING T. Rowe Price Growth Equity                           228,102          (345,603)         (117,501)          (91,721)
        ING UBS U.S. Large Cap Equity                             193,734          (321,127)         (127,393)         (198,168)
     ING Strategic Allocation Portfolios, Inc.:
        ING VP Strategic Allocation Balanced                       82,657           (58,246)           24,411            23,316
        ING VP Strategic Allocation Growth                         70,255           (37,187)           33,068            15,995
        ING VP Strategic Allocation Income                         30,144           (37,114)           (6,970)           (5,862)
     ING Variable Funds:
        ING VP Growth and Income                                   58,784          (198,802)         (140,018)         (154,105)
     ING Variable Portfolios, Inc.:
        ING VP Global Science and Technology                      287,533          (478,728)         (191,195)          490,437
        ING VP Growth                                              91,985           (76,902)           15,083            16,755
        ING VP Index Plus LargeCap                                437,200          (273,928)          163,272           342,850
        ING VP Index Plus MidCap                                    2,077            (1,333)              744               317
        ING VP Index Plus SmallCap                                    144            (2,642)           (2,498)               (2)
        ING VP International Equity                               135,640           (73,441)           62,199            17,585
        ING VP International Value                              2,305,440        (2,294,262)           11,178
        ING VP Small Company                                      361,667          (354,531)            7,136           264,905
        ING VP Value Opportunity                                   71,666           (81,455)           (9,789)          (60,116)
     Janus Aspen Series:
        Janus Aspen Series Balanced                                62,717          (255,673)         (192,956)         (257,656)
        Janus Aspen Series Flexible Income                         73,937          (197,408)         (123,471)         (307,164)
        Janus Aspen Series Growth                                 253,488          (437,751)         (184,263)         (215,118)
        Janus Aspen Series MidCap Growth                          260,007          (221,173)           38,834            52,207
        Janus Aspen Series Worldwide Growth                       116,727          (562,194)         (445,467)         (517,098)
        Lord Abbett Series Fund Growth and Income                  78,383              (945)           77,438
     MFS(R) Variable Insurance Trust:
        MFS(R) VIT Strategic Income                                29,319           (59,653)          (30,334)           11,679
        MFS(R) VIT Total Return                                   265,885          (418,239)         (152,354)         (114,344)
     Oppenheimer Variable Account Funds:
        Oppenheimer Aggressive Growth Fund/VA                     197,283          (236,625)          (39,342)           54,126
        Oppenheimer Global Securities Fund/VA                     414,599          (226,434)          188,165           299,448
        Oppenheimer Main Street Fund(R)/VA                        180,058          (211,139)          (31,081)          423,331
        Oppenheimer Strategic Bond Fund/VA                        227,684          (189,922)           37,762           115,601
     Pioneer Equity Income VCT                                          6                 -                 6                 -

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     AIM V.I. Capital Appreciation
         2004                                  1        $8.12        $        8          -%         1.00%              5.59%
         2003                                  2        $7.69                12          -          1.00%              28.17%
         2002                                  1        $6.00                 6          -          1.00%             -25.11%
         2001                                  1        $8.01                 4      12.41     1.00% to 1.25%         -24.05%
         2000                                  -        $10.55                1        (a)           (a)                (a)
     AIM V.I. Core Equity
         2004                                345        $8.13             2,813       1.01          1.00%              7.82%
         2003                                334        $7.54             2,525       1.06          1.00%              23.20%
         2002                                265        $6.12             1,625       0.40          1.00%             -16.42%
         2001                                174        $7.32             1,281       0.09     1.00% to 1.25%         -23.61%
         2000                                  -        $9.58                 1        (a)           (a)                (a)
     AIM V.I. Growth
         2004                                319        $5.44             1,733          -          1.00%              7.30%
         2003                                342        $5.07             1,735          -          1.00%              29.67%
         2002                                299        $3.91             1,170          -          1.00%             -31.66%
         2001                                256        $5.71             1,463       0.43     1.00% to 1.25%         -34.56%
         2000                                 16        $8.73               140        (a)           (a)                (a)
     AIM V.I. Premier Equity
         2004                                366        $7.08             2,591       0.49          1.00%              4.73%
         2003                                336        $6.76             2,269       0.33          1.00%              23.81%
         2002                                252        $5.46             1,374       0.41          1.00%             -30.95%
         2001                                159        $7.91             1,257       4.22     1.00% to 1.25%         -13.44%
         2000                                  -        $9.13                 2        (a)           (a)                (a)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     Alger American Balanced
         2004                                 19        $20.29       $      379       1.59%         1.40%              3.10%
         2003                                 32        $19.68              630       2.17          1.40%              17.42%
         2002                                 45        $16.76              750       1.56          1.40%             -13.52%
         2001                                 68        $19.39            1,314       3.23     1.25% to 1.40%         -3.31%
         2000                                 77        $20.05            1,538        (a)           (a)                (a)
     Alger American Income & Growth
         2004                                 64        $21.24            1,364       0.53          1.40%              6.36%
         2003                                 84        $19.97            1,668       0.32          1.40%              28.01%
         2002                                 95        $15.60            1,479       0.60          1.40%             -32.07%
         2001                                131        $22.96            3,004       7.41     1.25% to 1.40%         -15.53%
         2000                                159        $27.19            4,315        (a)           (a)                (a)
     Alger American Leveraged AllCap
         2004                                 71        $20.47            1,456          -          1.40%              6.73%
         2003                                 87        $19.18            1,660          -          1.40%              32.83%
         2002                                101        $14.44            1,456       0.01          1.40%             -34.84%
         2001                                121        $22.16            2,671       3.44     1.25% to 1.40%         -17.11%
         2000                                142        $26.74            3,803        (a)           (a)                (a)
     American Century(R) VP Balanced
         2004                                  8        $16.57              129       1.96          1.40%              8.23%
         2003                                 12        $15.31              177       3.08          1.40%              17.86%
         2002                                 21        $12.99              277       2.74          1.40%             -10.82%
         2001                                 23        $14.57              336       6.24     1.25% to 1.40%          -4.89%
         2000                                 25        $15.32              383        (a)           (a)                (a)
     American Century(R) VP International
         2004                                 30        $16.04              482       0.59          1.40%              13.36%
         2003                                 38        $14.15              532       0.79          1.40%              22.72%
         2002                                 41        $11.53              477       0.84          1.40%             -21.49%
         2001                                 67        $14.69              979      10.52     1.25% to 1.40%         -30.17%
         2000                                 90        $21.03            1,882        (a)           (a)                (a)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     Calvert Social Balanced
         2004                                 35   $10.17 to $12.07  $      417       1.66%    1.00% to 1.40%      6.81% to 7.17%
         2003                                 38    $9.49 to $11.30         424       2.64     1.00% to 1.40%     17.59% to 18.18%
         2002                                 19    $8.03 to $9.61          182       2.65     1.00% to 1.40%    -13.38% to -12.46%
         2001                                 20   $10.92 to $11.09         222       5.66     1.00% to 1.40%     -8.25% to -8.10%
         2000                                 18   $11.88 to $12.09         220        (a)           (a)                (a)
     Federated American Leaders
         2004                              3,130        $22.19           69,516       1.46          1.40%              8.24%
         2003                              3,991        $20.50           81,925       1.52          1.40%              25.92%
         2002                              4,801        $16.28           78,300       1.15     1.25% to 1.40%         -21.33%
         2001                              5,677        $20.70          117,754       2.00     1.25% to 1.40%          -5.56%
         2000                              6,137        $21.92          134,796        (a)           (a)                (a)
     Federated Capital Income
         2004                                528        $12.84            6,812       4.55          1.40%              8.35%
         2003                                682        $11.85            8,126       6.54          1.40%              18.98%
         2002                                870        $9.96             8,714       5.53     1.25% to 1.40%         -25.01%
         2001                              1,123        $13.28           14,993       3.52     1.25% to 1.40%         -14.94%
         2000                              1,282        $15.61           20,076        (a)           (a)                (a)
     Federated Equity Income
         2004                              1,118        $13.73           15,392       1.95          1.40%              11.26%
         2003                              1,398        $12.34           17,322       1.88          1.40%              25.53%
         2002                              1,535        $9.83            15,168       2.03     1.25% to 1.40%         -21.85%
         2001                              1,809        $12.58           22,899       1.95     1.25% to 1.40%         -12.24%
         2000                              1,963        $14.34           28,257        (a)           (a)                (a)
     Federated Fund for US Government
     Securities
         2004                                239        $15.41            3,685       4.81          1.40%              2.12%
         2003                                335        $15.09            5,051       4.20          1.40%              0.94%
         2002                                510        $14.95            7,622       3.39          1.40%              7.52%
         2001                                414        $13.90            5,750       5.53     1.25% to 1.40%          5.53%
         2000                                395        $13.18            5,208        (a)           (a)                (a)


ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     Federated High Income Bond
         2004                                769        $16.08       $   12,379       7.18%         1.40%               8.94%
         2003                                982        $14.76           14,508       7.74          1.40%              20.49%
         2002                              1,175        $12.25           14,413      10.18     1.25% to 1.40%          -0.03%
         2001                              1,465        $12.25           17,955      10.78     1.25% to 1.40%          -0.05%
         2000                              1,630        $12.26           19,988        (a)           (a)                 (a)
     Federated International Equity
         2004                                642        $15.83           10,192          -          1.40%              12.51%
         2003                                833        $14.07           11,757          -          1.40%              30.04%
         2002                              1,068        $10.82           11,589          -     1.25% to 1.40%         -23.84%
         2001                              1,436        $14.21           20,460      13.04     1.25% to 1.40%         -30.42%
         2000                              1,699        $20.42           34,741        (a)           (a)                (a)
     Federated Mid Cap Growth Strategies
     Fund II
         2004                                820        $21.43           17,572          -          1.40%              13.81%
         2003                              1,079        $18.83           20,317          -          1.40%              38.15%
         2002                              1,290        $13.63           17,585          -          1.40%             -27.38%
         2001                              1,710        $18.77           32,104       1.60     1.25% to 1.40%         -23.48%
         2000                              1,926        $24.53           47,248        (a)           (a)                (a)
     Federated Prime Money
         2004                                176        $12.24            2,153       0.78          1.40%              -0.57%
         2003                                306        $12.31            3,768       0.72          1.40%              -0.73%
         2002                                462        $12.40            5,731       1.41          1.40%              -0.01%
         2001                                417        $12.41            5,175       3.90     1.25% to 1.40%           2.28%
         2000                                343        $12.13            4,159        (a)           (a)                 (a)
     Fidelity(R) VIP ASSET MANAGER(SM)
         2004                                303   $12.04 to $16.83       4,630       3.36     1.25% to 1.40%      4.02% to 4.15%
         2003                                369   $11.56 to $16.18       5,491       3.48     1.25% to 1.40%     16.32% to 16.53%
         2002                                391    $9.92 to $13.91       5,092       3.86     1.25% to 1.40%    -10.01% to -9.87%
         2001                                428   $11.01 to $15.46       6,147       5.71     1.25% to 1.40%     -5.44% to -5.30%
         2000                                438   $11.62 to $16.35       6,672        (a)           (a)                (a)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     Fidelity(R) VIP Contrafund(R)
         2004                              1,263   $11.57 to $23.87  $   27,934       0.34%    1.00% to 1.40%     13.88% to 14.33%
         2003                              1,349   $10.12 to $20.96      26,252       0.44     1.00% to 1.40%     26.65% to 27.30%
         2002                              1,431    $7.95 to $16.55      22,088       0.88     1.00% to 1.40%    -10.62% to -10.25%
         2001                              1,631    $8.86 to $18.52      28,132       3.67     1.00% to 1.40%    -13.48% to -9.81%
         2000                              1,941    $9.82 to $21.40      38,834        (a)           (a)                (a)
     Fidelity(R) VIP Equity-Income
         2004                              1,993   $11.88 to $20.03      36,905       1.59     1.00% to 1.40%      9.93% to 10.41%
         2003                              2,298   $10.76 to $18.22      38,898       1.70     1.00% to 1.40%     28.49% to 29.02%
         2002                              2,485    $8.34 to $14.18      32,897       1.80     1.00% to 1.40%    -18.11% to -17.77%
         2001                              2,801   $10.14 to $17.31      45,509       6.50     1.00% to 1.40%     -6.30% to 2.48%
         2000                              2,821    $9.90 to $18.47      49,034        (a)           (a)                (a)
     Fidelity(R) VIP Growth
         2004                              2,818    $7.49 to $16.28      29,108       0.27     1.00% to 1.40%      1.94% to 2.32%
         2003                              2,757    $7.32 to $15.97      29,686       0.24     1.00% to 1.40%     31.01% to 31.65%
         2002                              2,474    $5.56 to $12.19      22,175       0.25     1.00% to 1.40%    -31.09% to -30.80%
         2001                              2,207    $8.04 to $17.69      31,764       7.38     1.00% to 1.40%    -18.81% to -18.48
         2000                              1,925    $9.86 to $21.79      39,717        (a)           (a)                (a)
     Fidelity(R) VIP High Income
         2004                                856    $9.13 to $12.25       9,798       8.58     1.25% to 1.40%      8.02 to 8.18%
         2003                              1,216    $8.44 to $11.34      12,642       6.01     1.25% to 1.40%     25.44% to 25.78%
         2002                                790    $6.71 to $9.04        6,897      11.08     1.25% to 1.40%      2.00% to 2.15%
         2001                                945    $6.57 to $8.86        7,979      17.37     1.25% to 1.40%    -12.98% to -12.85%
         2000                              1,106    $7.54 to $10.18      10,694        (a)           (a)                (a)
     Fidelity(R) VIP Index 500
         2004                              1,249   $12.06 to $20.53      23,475       1.39     1.25% to 1.40%      9.03% to 9.24%
         2003                              1,473   $11.04 to $18.83      25,584       1.36     1.25% to 1.40%     26.63% to 26.75%
         2002                              1,512    $8.71 to $14.87      20,521       1.36     1.25% to 1.40%    -23.34% to -23.22%
         2001                              1,830   $11.34 to $19.40      32,591       1.19     1.25% to 1.40%    -13.34% to -13.20%
         2000                              2,149   $13.07 to $22.38      44,133        (a)           (a)                (a)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     Fidelity(R) VIP Investment Grade
     Bond
         2004                                 27        $16.05       $      432       4.87%         1.40%              3.02%
         2003                                 41        $15.58              636       3.93          1.40%              3.73%
         2002                                 46        $15.02              686       4.49          1.40%              8.80%
         2001                                 67        $13.81              919       5.53     1.25% to 1.40%          6.94%
         2000                                 75        $12.91              963        (a)           (a)                (a)
     Fidelity(R) VIP Overseas
         2004                                234   $11.49 to $15.19       3,345       1.11     1.25% to 1.40%     12.02% to 12.21%
         2003                                242   $10.24 to $13.56       3,114       0.74     1.25% to 1.40%     41.40% to 41.63%
         2002                                251    $7.23 to $9.59        2,309       0.83     1.25% to 1.40%    -21.40% to -21.28%
         2001                                244    $9.19 to $12.20       2,834      14.13     1.00% to 1.40%    -22.28% to -22.16%
         2000                                279   $11.80 to $15.70       4,168        (a)           (a)                (a)
     ING VP Balanced
         2004                              1,239   $11.09 to $19.03      15,527       1.93     1.00% to 1.40%      7.88% to 8.30%
         2003                              1,092   $10.24 to $17.64      13,216       1.95     1.00% to 1.40%     17.21% to 17.70%
         2002                                919    $8.70 to $15.05      10,006       0.98     1.00% to 1.40%    -11.56% to -11.20%
         2001                                737    $9.80 to $17.02       9,754       6.16     1.00% to 1.40%     -5.56% to -5.17%
         2000                                474   $10.33 to $18.02       7,942        (a)           (a)                (a)
     ING VP Emerging Markets
         2004                                 14        $11.58              159       0.57          1.40%              20.00%
         2003                                 20        $9.65               190          -          1.40%              45.11%
         2002                                 25        $6.65               164          -          1.40%             -10.60%
         2001                                 42        $7.43               313      21.63     1.25% to 1.40%         -11.68%
         2000                                 53        $8.42               446        (a)           (a)                (a)
     ING VP Intermediate Bond
         2004                                569   $13.57 to $15.69       8,673       7.86     1.00% to 1.40%      1.57% to 3.61%
         2003                                743   $13.57 to $15.17      11,032       1.87     1.25% to 1.40%      4.84% to 4.95%
         2002                              1,064   $12.93 to $14.47      15,106       3.62     1.25% to 1.40%      6.82% to 6.98%
         2001                                784   $12.09 to $13.55      10,374       6.63     1.00% to 1.40%      7.22% to 7.38%
         2000                                568   $11.26 to $12.64       7,033        (a)           (a)                (a)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     ING VP Money Market
         2004                              1,106   $10.97 to $12.54  $   13,362       1.11%    1.00% to 1.40%     -0.32% to 0.09%
         2003                              1,630   $10.96 to $12.58      19,909       2.08     1.00% to 1.40%    -0.55% to - 0.09%
         2002                              2,909   $10.97 to $12.65      35,752       3.44     1.00% to 1.40%      0.20% to 0.61%
         2001                              2,991   $10.91 to $12.62      36,764       4.11     1.00% to 1.40%      1.41% to 2.63%
         2000                              2,417   $10.76 to $12.32      29,041        (a)           (a)                (a)
     ING VP Natural Resources
         2004                                 23        $16.59              382       0.99          1.40%              11.04%
         2003                                 28        $14.94              423          -          1.40%              28.68%
         2002                                 33        $11.61              383       0.18          1.40%              -3.47%
         2001                                 42        $12.02              506          -     1.25% to 1.40%         -17.12%
         2000                                 51        $14.51              742        (a)           (a)                (a)
     ING JPMorgan International
         2004                                184   $11.96 to $12.55       2,312       1.25     1.25% to 1.40%     17.18% to 17.37%
         2003                                160   $10.19 to $10.71       1,701       1.01     1.25% to 1.40%     27.65% to 27.85%
         2002                                176    $7.97 to $8.39        1,470       0.62     1.25% to 1.40%    -19.23% to -19.10%
         2001                                141    $9.86 to $10.38       1,456      24.41     1.00% to 1.40%    -27.96% to -27.84%
         2000                                111   $13.66 to $14.42       1,602        (a)           (a)                (a)
     ING MFS Capital Opportunities
         2004                                247   $11.86 to $12.42       3,062       0.41     1.25% to 1.40%     11.29% to 11.47%
         2003                                290   $10.64 to $11.16       3,225       0.19     1.25% to 1.40%     26.24% to 26.37%
         2002                                453    $8.42 to $8.84        3,984          -     1.25% to 1.40%    -31.14% to -31.04%
         2001                                456   $12.20 to $12.84       5,817      16.63     1.00% to 1.40%    -25.82% to -25.70%
         2000                                681   $16.42 to $17.30      11,714        (a)           (a)                (a)
     ING Salomon Brothers Aggressive
       Growth
         2004                                971    $6.12 to $9.77        9,369          -     1.00% to 1.40%     8.19 % to 8.70%
         2003                              1,311    $5.63 to $9.03       11,703          -     1.00% to 1.40%     36.20% to 36.65%
         2002                              1,450    $4.12 to $6.63        9,494          -     1.00% to 1.40%    -36.21% to -35.95%
         2001                              1,978    $6.43 to $10.40      20,338       6.42     1.00% to 1.40%    -26.26% to -25.96%
         2000                              2,360    $8.68 to $14.10      32,921        (a)           (a)                (a)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     ING T. Rowe Price Growth Equity
         2004                                998   $10.26 to $19.40  $   18,659       0.15%    1.00% to 1.40%      8.44% to 8.92%
         2003                              1,115    $9.42 to $17.89      19,372       0.15     1.00% to 1.40%     29.17% to 29.57%
         2002                              1,207    $7.27 to $13.85      16,326       0.18     1.00% to 1.40%    -24.37% to -20.23%
         2001                              1,421   $12.80 to $18.32      25,447      15.48     1.00% to 1.40%    -11.48% to -11.35%
         2000                              1,650   $14.43 to $20.69      33,378        (a)           (a)                (a)
     ING UBS US Large Cap Equity
         2004                                701    $9.88 to $10.89       6,993       0.71     1.25% to 1.40%     13.04% to 13.32%
         2003                                828    $8.74 to $9.61        7,314       0.56     1.25% to 1.40%     23.27% to 23.36%
         2002                              1,026    $7.09 to $7.79        7,353       0.19     1.25% to 1.40%    -25.95% to -25.83%
         2001                              1,315    $9.57 to $10.50      12,718      20.94     1.00% to 1.40%    -22.00% to -21.88%
         2000                              1,567   $12.27 to $13.44      19,399        (a)           (a)                (a)
     ING VP Strategic Allocation
       Balanced
         2004                                 94   $11.68 to $16.54       1,510       1.49     1.25% to 1.40%      8.67% to 8.85%
         2003                                 70   $10.73 to $15.22       1,035       1.13     1.25% to 1.40%     17.80% to 18.04%
         2002                                 47    $9.09 to $12.92         554       2.39     1.25% to 1.40%    -10.81% to -10.67%
         2001                                 52   $10.18 to $14.48         675       2.79     1.00% ro 1.40%     -8.30% to -8.16%
         2000                                 56   $11.08 to $15.79         801        (a)           (a)                (a)
     ING VP Strategic Allocation Growth
         2004                                107   $11.26 to $17.09       1,793       0.83     1.25% to 1.40%     10.47% to 10.61%
         2003                                 74   $10.18 to $15.47       1,094       1.11     1.25% to 1.40%     22.58% to 22.80%
         2002                                 58    $8.29 to $12.62         710       2.15     1.25% to 1.40%    -14.97% to -14.84%
         2001                                 64    $9.73 to $14.84         914       1.58     1.00% to 1.40%    -12.79% to -12.65%
         2000                                 83   $11.14 to $17.02       1,319        (a)           (a)                (a)
     ING VP Strategic Allocation Income
         2004                                102   $12.38 to $16.34       1,589       1.85     1.25% to 1.40%      6.45% to 6.63%
         2003                                109   $11.61 to $15.35       1,648       2.37     1.25% to 1.40%     12.04% to 12.17%
         2002                                115   $10.35 to $13.70       1,561       2.72     1.25% to 1.40%     -5.69% to -5.54%
         2001                                143   $10.95 to $14.52       2,048       3.63     1.00% to 1.40%     -3.75% to -3.60%
         2000                                104   $11.36 to $15.09       1,581        (a)           (a)                (a)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     ING VP Growth and Income
         2004                                836   $7.55 to $14.83   $   10,555       2.28%    1.00% to 1.40%      6.84% to 7.24%
         2003                                977   $7.04 to $13.88       11,684          -     1.00% to 1.40%     24.37% to 24.82%
         2002                              1,131   $5.64 to $11.16       10,865       0.83     1.00% to 1.40%    -26.04% to -25.74%
         2001                              1,285   $7.59 to $15.10       17,195       0.62     1.00% to 1.40%    -19.55% to -15.90%
         2000                              1,435   $9.03 to $18.77       23,995        (a)           (a)                (a)
     ING VP Global Science and
       Technology
         2004                                593   $3.58 to $3.65         2,151          -     1.00% to 1.40%     -2.45% to -2.14%
         2003                                784   $3.67 to $3.73         2,897          -     1.00% to 1.40%     43.36% to 44.02%
         2002                                293   $2.56 to $2.59           756          -     1.00% to 1.40%    -42.10% to -41.87%
         2001                                166   $4.42 to $4.45           735          -     1.00% to 1.40%    -24.04% to -23.75%
         2000                                 41   $5.82 to $5.84           238        (a)           (a)                (a)
     ING VP Growth
         2004                                383   $6.85 to $14.13        3,236       0.13     1.00% to 1.40%      5.76% to 6.20%
         2003                                368   $6.45 to $13.36        3,073          -     1.00% to 1.40%     28.46% to 29.00%
         2002                                351   $5.00 to $10.40        2,359          -     1.00% to 1.40%    -29.94% to -29.65%
         2001                                348   $7.11 to $14.84        3,638      10.59     1.00% to 1.40%    -28.09% to -27.79%
         2000                                363   $9.84 to $20.64        6,861        (a)           (a)                (a)
     ING VP Index Plus LargeCap
         2004                              1,802   $8.79 to $18.30       18,465       1.00     1.00% to 1.40%      9.06% to 9.46%
         2003                              1,638   $8.03 to $16.78       16,152       1.05     1.00% to 1.40%     24.39% to 24.88%
         2002                              1,296   $6.43 to $13.49       10,983       0.23     1.00% to 1.40%    -22.63% to -22.31%
         2001                                905   $8.25 to $17.44       11,476       4.80     1.00% to 1.40%    -14.84% to -14.48%
         2000                                649   $9.68 to $20.48       12,035        (a)           (a)                (a)
     ING VP Index Plus MidCap
         2004                                  5        $16.52               85          -          1.00%              15.44%
         2003                                  4        $14.31               63          -          1.00%              31.04%
         2002                                  4        $10.92               45       0.41          1.00%             -12.97%
         2001                                  3        $12.54               39       8.59          1.00%               (b)
         2000                                (b)          (b)               (b)        (b)           (b)                (b)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     ING VP Index Plus SmallCap
         2004                                  -       $16.73        $        3          -%         1.00%              20.79%
         2003                                  3       $13.85                37          -          1.00%              34.86%
         2002                                  3       $10.27                28       0.14          1.00%              -14.07%
         2001                                  2       $11.95                32      10.40          1.00%                (b)
         2000                                (b)         (b)                (b)        (b)           (b)                 (b)
     ING VP International Equity
         2004                                126    $7.97 to $9.43        1,140       1.10     1.00% to 1.40%     15.47% to 16.01%
         2003                                 64    $6.87 to $8.15          492       1.03     1.00% to 1.40%     30.32% to 30.61%
         2002                                 46    $5.26 to $6.25          281       0.22     1.00% to 1.40%    -27.71% to -27.41%
         2001                                 46    $7.24 to $8.63          383       0.09     1.00% to 1.40%    -24.95% to -24.64%
         2000                                 59   $9.61 to $11.48          676        (a)           (a)                 (a)
     ING VP International Value
         2004                                 11       $11.97               134        (d)          1.00%                (d)
         2003                                (d)         (d)                (d)        (d)           (d)                 (d)
         2002                                (d)         (d)                (d)        (d)           (d)                 (d)
         2001                                (d)         (d)                (d)        (d)           (d)                 (d)
         2000                                (d)         (d)                (d)        (d)           (d)                 (d)
     ING VP Small Company
         2004                                948   $14.35 to $21.90      16,310       0.27     1.00% to 1.40%     12.77% to 13.26%
         2003                                940   $12.67 to $19.42      15,188       0.25     1.00% to 1.40%     35.52% to 36.09%
         2002                                676    $9.31 to $14.33       8,445       0.64     1.00% to 1.40%    -24.30% to -23.99%
         2001                                507   $12.25 to $18.93       9,047       3.07     1.00% to 1.40%      2.54% to 2.96%
         2000                                455   $11.89 to $18.46       8,152        (a)           (a)                 (a)
     ING VP Value Opportunity
         2004                                195    $9.91 to $17.77       3,146       1.06     1.00% to 1.40%      8.55% to 9.14%
         2003                                204    $9.08 to $16.37       3,076       0.79     1.00% to 1.40%     22.90% to 23.37%
         2002                                264    $7.36 to $13.32       3,282       0.50     1.00% to 1.40%    -27.00% to -26.70%
         2001                                390   $10.05 to $18.25       6,718       5.60     1.00% to 1.40%    -10.89% to -8.87%
         2000                                352   $11.02 to $20.48       6,820        (a)           (a)                 (a)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     Janus Aspen Series Balanced
         2004                                517   $11.06 to $24.11  $   11,210       2.01%    1.00% to 1.40%      7.01% to 7.48%
         2003                                710   $10.29 to $22.53      14,592       2.11     1.00% to 1.40%     12.43% to 12.83%
         2002                                968    $9.12 to $20.04      17,715       2.38     1.00% to 1.40%     -7.76% to -7.38%
         2001                                989    $9.84 to $21.72      19,636       2.54     1.00% to 1.40%     -6.05% to 0.72%
         2000                              1,104    $9.77 to $23.12      23,240        (a)           (a)                (a)
     Janus Aspen Series Flexible Income
         2004                                219   $13.39 to $17.24       3,567       4.89     1.00% to 1.40%      2.29% to 2.65%
         2003                                342   $13.61 to $16.82       5,518       4.16     1.25% to 1.40%      4.93% to 5.10%
         2002                                649   $12.95 to $16.03      10,027       4.31     1.25% to 1.40%      8.93% to 9.10%
         2001                                512   $11.87 to $14.72       7,279       5.65     1.00% to 1.40%      6.22% to 6.38%
         2000                                356   $11.16 to $13.86       4,666        (a)           (a)                (a)
     Janus Aspen Series Growth
         2004                                437    $6.84 to $16.96       6,902       0.12     1.00% to 1.40%      3.04% to 3.48%
         2003                                621    $6.61 to $16.46       9,545       0.08     1.00% to 1.40%     29.91% to 30.37%
         2002                                836    $5.07 to $12.67       9,846          -     1.00% to 1.40%    -27.54% to 1.52%
         2001                              1,166   $11.40 to $17.49      19,187       0.26     1.00% to 1.40%    -25.80% to -25.68%
         2000                              1,406   $15.34 to $23.57      31,014        (a)           (a)                (a)
     Janus Aspen Series MidCap Growth
         2004                              1,288    $6.03 to $16.82      12,275          -     1.00% to 1.40%     19.12% to 19.64%
         2003                              1,250    $5.04 to $14.12      10,449          -     1.00% to 1.40%     33.21% to 33.69%
         2002                              1,197    $3.77 to $10.60       8,360          -     1.00% to 1.40%    -28.95% to -28.65%
         2001                              1,243    $5.28 to $14.92      13,647          -     1.00% to 1.40%    -40.31% to -40.06%
         2000                              1,110    $8.82 to $25.00      25,895        (a)           (a)                (a)
     Janus Aspen Series Worldwide Growth
         2004                              1,348    $7.40 to $19.62      21,890       0.92     1.00% to 1.40%      3.32% to 3.64%
         2003                              1,793    $7.14 to $18.99      28,342       1.05     1.00% to 1.40%     22.28% to 22.89%
         2002                              2,310    $5.81 to $15.53      30,978       0.83     1.00% to 1.40%    -26.55% to -26.24%
         2001                              2,897    $7.88 to $21.14      54,632       0.44     1.00% to 1.40%    -23.53% to -23.22%
         2000                              3,253   $10.27 to $27.65      84,022        (a)           (a)                (a)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     Lord Abbett Series Fund Growth
     & Income
         2004                                 77        $11.40       $      883        (e)%         1.00%                (e)
         2003                                  -             -                -        (c)             -                 (c)
         2002                                (c)          (c)               (c)        (c)           (c)                 (c)
         2001                                (c)          (c)               (c)        (c)           (c)                 (c)
         2000                                (c)          (c)               (c)        (c)           (c)                 (c)
     MFS (R) VIT Strategic Income Series
         2004                                 77   $13.46 to $13.78       1,053       4.84     1.25% to 1.40%      6.25% to 6.32%
         2003                                107   $12.66 to $12.97       1,384       7.39     1.25% to 1.40%      8.81% to 9.04%
         2002                                 95   $11.61 to $11.92       1,134       2.57     1.25% to 1.40%      6.89% to 7.05%
         2001                                 50   $10.85 to $11.15         559       3.16     1.25% to 1.40%      3.28% to 3.43%
         2000                                 61   $10.49 to $10.80         651        (a)           (a)                 (a)
     MFS(R) Total Return
         2004                                950   $14.94 to $19.52      17,502       1.59     1.25% to 1.40%      9.72% to 9.93%
         2003                              1,102   $13.59 to $17.79      18,622       1.78     1.25% to 1.40%     14.70% to 14.88%
         2002                              1,217   $11.83 to $15.51      17,806       1.87     1.25% to 1.40%     -6.50% to -6.35%
         2001                              1,281   $12.63 to $16.59      20,066       5.25     1.25% to 1.40%     -1.17% to -1.01%
         2000                              1,070   $12.76 to $16.78      16,787        (a)           (a)                 (a)
     Oppenheimer Aggressive Growth
         2004                                317   $12.28 to $15.12       4,555          -     1.25% to 1.40%     18.13% to 18.30%
         2003                                357   $10.38 to $12.80       4,366          -     1.25% to 1.40%     23.79% to 24.01%
         2002                                302    $8.37 to $10.34       2,987       0.68     1.25% to 1.40%    -28.80% to -28.69%
         2001                                400   $11.74 to $14.52       5,569      15.42     1.25% to 1.40%    -32.24% to -32.14%
         2000                                474   $17.30 to $21.42       9,743        (a)           (a)                 (a)
     Oppenheimer Global Securities
         2004                              1,144   $14.18 to $23.19      19,854       1.13     1.00% to 1.40%     17.48% to 17.97%
         2003                                956   $12.02 to $19.74      14,349       0.59     1.00% to 1.40%     41.00% to 41.58%
         2002                                656    $8.49 to $14.00       7,124       0.52     1.00% to 1.40%    -23.23% to -22.91%
         2001                                376   $11.01 to $18.23       5,455       8.61     1.00% to 1.40%    -13.28% to -12.92%
         2000                                308   $12.65 to $21.02       6,287        (a)           (a)                 (a)

ING INSURANCE COMPANY OF AMERICA
VARIABLE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                          UNITS    UNIT FAIR VALUE   NET ASSETS   INCOME      EXPENSE RATIO(B)    TOTAL RETURN(C)
                  DIVISION               (000'S) (LOWEST TO HIGHEST)  (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     ----------------------------------- ------- ------------------- ---------- ----------  ------------------- -------------------
     Oppenheimer Main Street
         2004                                641   $10.53 to $13.63  $    8,147       0.82%    1.25% to 1.40%      7.92% to 8.00%
         2003                                672    $9.75 to $12.63       7,918       0.89     1.25% to 1.40%     25.05% to 25.16%
         2002                                665    $7.79 to $10.10       6,276       0.78     1.25% to 1.40%    -19.94% to -19.81%
         2001                                788    $9.71 to $12.62       9,280       0.55     1.25% to 1.40%    -11.43% to -11.29%
         2000                                886   $10.95 to $14.25      11,851        (a)           (a)                 (a)
     Oppenheimer Strategic Bond
         2004                                613   $14.20 to $15.31       9,172       4.80     1.00% to 1.40%      7.14% to 7.65%
         2003                                575   $13.20 to $14.29       8,115       6.39     1.00% to 1.40%     16.46% to 16.81%
         2002                                460   $11.30 to $12.27       5,664       6.30     1.00% to 1.40%      5.94% to 6.37%
         2001                                364   $10.62 to $11.58       4,138       5.71     1.00% to 1.40%      1.72% to 3.52%
         2000                                317   $10.33 to $11.21       3,479        (a)           (a)                 (a)
     Pioneer Equity Income VCT
         2004                                  -        $11.22                -        (e)          1.00%                (e)
         2003                                  -           -                (c)          -            -                  (c)
         2002                                (c)          (c)               (c)        (c)           (c)                 (c)
         2001                                (c)          (c)               (c)        (c)           (c)                 (c)
         2000                                (c)          (c)               (c)        (c)           (c)                 (c)

     (a)  Not provided for 2000.
     (b) As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
     (c) As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented.
     (d) As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.
     (e) As this investment Division was offered during 2003 but had no investments as of December 31, 2004, this data is not meaningful and therefore is not presented.

     (A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
     (B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
     (C) Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements: (1) Included in Part A:

          Condensed Financial Information

     (2)  Included in Part B:

          Financial Statements of Variable Annuity Account I:

          -    Report of Independent Registered Public Accounting Firm

          -    Statements of Assets and Liabilities as of December 31, 2004

          -    Statements of Operations for the year ended December 31, 2004

          - Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003

          -    Notes to Financial Statements

          Financial Statements of ING Insurance Company of America:

          -    Report of Independent Registered Public Accounting Firm

          -    Income Statements for the years ended December 31, 2004, 2003 and
               2002

          -    Balance Sheets as of December 31, 2004 and 2003

          - Statements of Changes in Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002

          - Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002

          -    Notes to Financial Statements

     (b)  Exhibits

          (1) Resolution establishing Variable Annuity Account I o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

          (2)  Not Applicable

          (3.1) Selling Agreement o Incorporated by reference to Registration
               Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

          (3.2) Principal Underwriting Agreement between Aetna Insurance Company of America (now ING Insurance Company of America) and Aetna Investment Services, LLC (now ING Financial Advisers, LLC) effective as of November 17, 2000 o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

          (4.1) Variable Annuity Contract (G-MP2(5/97)) o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

          (4.2) Variable Annuity Contract Certificate (MP2CERT(5/97)) o
               Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

          (4.3) Variable Annuity Contract (IMP2(5/97)) o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

          (4.4) Variable Annuity Contract (G2-CDA-94(IR)) o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

          (4.5) Variable Annuity Contract (G2-CDA-94(NQ)) o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

          (4.6) Variable Annuity Contract (G-MP2(5/96)) o Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

          (4.7) Certificate of Group Annuity Coverage (MP2CERT(5/96)) o
               Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

          (4.8) Endorsement (MP2NQEND(4/95)) o Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.

          (4.9) Endorsement (MP2NQCERTEND(4/95)) o Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.

          (4.10) Endorsement (MP2IREND(4/95)) o Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.

          (4.11) Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and
               Certificate MP2CERT(5/96) o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

          (4.12) Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and
               Certificate MP2CERT(5/96) o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.

          (4.13) Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate GTCC2-99(TORP)(FL) o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

          (5) Variable Annuity Contract Application o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

          (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Insurance Company of America o Incorporated by reference to ING Insurance Company of America Annual Report on Form 10-K (File No. 33-81010), as filed on March 28, 2002.

          (6.2) By-laws, as amended and restated January 1, 2002 of ING
               Insurance Company of America o Incorporated by reference to ING Insurance Company of America Annual Report on Form 10-K (File No. 33-81010), as filed on March 28, 2002.

          (7)  Not Applicable

          (8.1) Fund Participation Agreement dated as of May 1, 1998 between
               Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

          (8.2) Amendment No. 1 dated as of May 1, 2000 to Fund Participation
               Agreement dated as of May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

          (8.3) Amendment No. 2 dated June 26, 2001 to Fund Participation
               Agreement dated as of May 1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

          (8.4) Service Agreement dated May 1, 1998 between Aeltus Investment
               Management, Inc. and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

          (8.5) First Amendment dated as of May 1, 2000 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

          (8.6) Second Amendment dated as of June 26, 2001 to Service Agreement dated May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2004.

          (8.7) Fund Participation Agreement dated August 30, 1995 among Aetna
               Insurance Company of America, Alger American Fund and Fred Alger Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

          (8.8) Fund Participation Agreement dated December 1, 1997 among
               Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

          (8.9) Service Agreement dated December 1, 1997 between Calvert Asset
               Management Company, Inc. and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.

          (8.10) Fund Participation Agreement dated July 1, 1994 by and among
               Insurance Management Series, Federated Advisers and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.

          (8.11) Fund Participation Agreement dated October 20, 1995 among Aetna
               Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

          (8.12) First Amendment dated as of May 1, 1997 to Fund Participation
               Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

          (8.13) Fund Participation Agreement dated October 20, 1995 among Aetna
               Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

          (8.14) First Amendment dated as of May 1, 1997 to Fund Participation
               Agreement dated October 20, 1995 among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

          (8.15) Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC o Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

          (8.16) Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

          (8.17) Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1, 1995 and amended effective January 1, 1997 by and between Fidelity Investments Institutional Operations Company and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 13, 2000.

          (8.18) Fund Participation Agreement dated September 1, 1995 among
               Aetna Insurance Company of America and Lexington Natural Resources Trust and Lexington Management Corporation o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

          (8.19) Fund Participation Agreement dated September 1, 1995 among
               Aetna Insurance Company of America, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

          (8.20) Fund Participation Agreement dated April 30, 1996 among MFS
               Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11, 2001.

          (8.21) First Amendment dated September 3, 1996 to Fund Participation
               Agreement dated April 30, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.

          (8.22) Second Amendment dated as of May 1, 1998 to Fund Participation
               Agreement dated April 30, 1996 and amended on September 3, 1996 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

          (8.23) Third Amendment effective July 1, 1999 to Fund Participation
               Agreement dated April 30, 1996 and amended on September 3, 1996 and May 1, 1998 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

          (8.24) Fourth Amendment dated as of November 17, 2000 to Participation
               Agreement entered into on April 30, 1996 and amended on September 3, 1996, May 1, 1998 and July 1, 1999 among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11, 2001.

          (8.25) Fund Participation Agreement dated April 1, 1997 between Aetna
               Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. o Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997. (8.26)
               Service Agreement dated April 1, 1997 between Aetna Insurance Company of America and Oppenheimer Funds, Inc. o Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.

          (8.27) Participation Agreement dated as of December 5, 2001 among
               Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

          (8.28) Amendment dated as of March 5, 2002 to Participation Agreement dated as of December 5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna Insurance Company of America o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

          (8.29) Amendment dated May 1, 2003 between ING Partners, INC., ING
               Life Insurance and Annuity Company and ING Financial Advisers, LLC and ING Insurance Company of America to the Participation Agreement dated as of December 5, 2001 and subsequently amended on March 5, 2002. o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2003.

          (8.30) Shareholder Servicing Agreement (Service Class Shares) dated as
               May 1, 2002 between Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING Insurance Company of America) o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.

          (8.31) Amendment dated May 1, 2003 by and between ING Partners, Inc.
               and ING Insurance Company of America to the Shareholder Servicing Agreement (Service Class Shares) dated May 1, 2002. o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 14, 2003.

          (8.32) Fund Participation Agreement dated October 9, 1995 among Aetna
               Insurance Company of America, TCI Portfolios, Inc. and Investors Research Corporation o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

          (8.33) Sample Administrative Service Agreement o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

            (9)       Opinion and Consent of Counsel

            (10)      Consent of Independent Registered Public Accounting Firm

            (11)      Not applicable

            (12)      Not applicable

          (13.1) Powers of Attorney o Incorporated herein by reference to Registration Statement on Form S-2 for ING Insurance Company of America Guaranteed Account as filed with the Securities and Exchange Commission on April 7, 2005 (File Nos. 333-49581).

          (13.2) Certificate of Resolution Authorizing Signatures o Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR*
--------------------------------------------------

 Name and Principal       Positions and Offices with
 BUSINESS ADDRESS         DEPOSITOR

 Thomas J. McInerney1     Director and Chairman


 Kathleen A. Murphy2      Director


 Catherine H. Smith2      Director


 Jacques de Vaucleroy1    Director and Senior Vice President


 David A. Wheat1          Director, Senior Vice President and
                          Chief Financial Officer


 Brian D. Comer2          President


 Sue A. Collins2          Senior Vice President


 Shaun P. Mathews2        Senior Vice President


 Stephen J. Preston3      Senior Vice President


 Boyd G. Combs1           Senior Vice President, Tax


 Pamela Mulvey Barcia2    Vice President


 Linda Beblo3             Vice President


 Jeoffrey A. Block4       Vice President


 Kevin L. Christensen4    Vice President


 Elizabeth A. Clifford3   Vice President


 Patricia M. Corbett4     Vice President


 Terrence O. Davis3       Vice President


 Robert B. DiMartino2     Vice President


 Shari A. Enger3          Vice President


 Julie A. Foster4         Vice President


 Steven J. Haun4          Vice President


 Ronald C. Hull2          Vice President


 Frederick C. Litow1      Vice President


 Thomas A. Lutter3        Vice President


 Todd E. Nevenhoven4      Vice President


 Peg O. Norris3           Vice President


 Matthew J. Rider3        Vice President


 Eric Steelman3           Vice President


 Laurie M. Tillinghast2   Vice President


 Barry G. Ward1           Vice President


 Christopher R. Welp4     Vice President


 Mary Broesch3            Vice President and Actuary


 Bruce T. Campbell2       Vice President and Actuary


 Richard Lau3             Vice President and Actuary


 Alice Su3                Vice President and Actuary


 Lawrence D. Taylor5      Vice President and Actuary


 Albert J. Zlogar3        Vice President and Actuary


 Stephen A. Steinberg3    Vice President and Appointed Actuary


 Roger W. Fisher1         Vice President and Chief Accounting Officer


 Therese M. Squillacote   Vice President and Compliance Officer


 David S. Pendergrass1    Vice President and Treasurer


 Dawn Peck1               Vice President, Assistant Treasurer
                          and Assistant Secretary


 Ira Braunstein1          Vice President, Investments


 Robert P. Browne1        Vice President, Investments


 Daniel J. Foley1         Vice President, Investments


 Christopher P. Lyons1    Vice President, Investments


 Gregory G. McGreevey1    Vice President, Investments


 Maurice M. Moore1        Vice President, Investments


 Joseph J. Elmy2          Vice President, Tax


 Paula Cludray-Engelke6   Secretary


 Jane A. Boyle2           Assistant Secretary


 Diana R. Cavender6       Assistant Secretary


 Linda H. Freitag1        Assistant Secretary


 Daniel F. Hinkel1        Assistant Secretary


 William H. Hope, III1    Assistant Secretary


 Joseph D. Horan1         Assistant Secretary


 Rita J. Kummer1          Assistant Secretary


 James M. May, III1       Assistant Secretary


 Krystal L. Ols6          Assistant Secretary


 Loralee A. Renelt6       Assistant Secretary


 Carol Semplice2          Assistant Secretary


 Linda E. Senker3         Assistant Secretary


 Patricia M. Smith2       Assistant Secretary


 Edwina Steffer6          Assistant Secretary


 John F. Todd2            Assistant Secretary


 Glenn A. Black1          Tax Officer


 Terry L. Owens1          Tax Officer


 James Taylor1            Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

3 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

4 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

5 The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

6 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
--------------------------------------------------------------------------------
Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I (File No. 333-47527), as filed on April 7, 2005.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 28, 2005, there were 11,353 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

ITEM 28.   INDEMNIFICATION

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation shall have power to indemnify a person who was or is a party to a proceeding (other than an action by, or in the right of, the corporation), by reason of the fact that the person who is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful on the merits or otherwise in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any civil or criminal proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees and agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made by the corporation only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made (a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal and underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.   PRINCIPAL UNDERWRITER

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC, and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company
(RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)  The following are the directors and officers of the Principal Underwriter:

Name and Principal                 Positions and Offices with
BUSINESS ADDRESS                   PRINCIPAL UNDERWRITER

Ronald R. Barhorst                 Director and President
4225 Executive Square

La Jolla, California 92037

Brian D. Comer1                    Director and Senior Vice President

William L. Lowe1                   Director and Senior Vice President

Shaun P. Mathews1                  Senior Vice President

Boyd G. Combs2                     Senior Vice President, Tax

William Jasien3                    Senior Vice President

Louis E. Bachetti                  Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Susan J. Stamm1                    Chief Financial Officer

Mark Appel                         Vice President
200 North Sepulveda Boulevard
El Segundo, California

Pamela Mulvey Barcia1              Vice President

Robert H. Barley1                  Vice President

David A. Brounley1                 Vice President

Anthony V. Camp, Jr.1              Vice President

Mary Kathleen Carey-Reid1          Vice President

James Drake                        Vice President
5 Penn Plaza, 11th Floor
New York, New York

Joseph J. Elmy2                    Vice President, Tax

William Elmslie                    Vice President
5 Penn Plaza, 11th Floor
New York, New York

Brian K. Haendiges1                Vice President

Bernard P. Heffernon               Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

David Kelsey1                      Vice President

Mary A. Langevin1                  Vice President

Christina Lareau1                  Vice President

George D. Lessner Vice President
Richardson, Texas

Katherine E. Lewis                 Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                  Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                    Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Frederick C. Litow2                Vice President

Mark R. Luckinbill                 Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Richard T. Mason                   Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Scott T. Neeb4                     Vice President

David Pendergrass2                 Vice President and Treasurer

Ethel Pippin1                      Vice President

Dawn M. Peck2                      Vice President, Assistant Treasurer
                                   and Assistant Secretary

Deborah Rubin3                     Vice President

Todd Smiser                        Vice President
Lisle, Illinois

Frank W. Snodgrass                 Vice President
150 4th Ave., N., Ste. 410

Nashville, TN  37219

Terran Titus1                      Vice President

Bess B. Twyman1                    Vice President

S. Bradford Vaughan, Jr.           Vice President
601 Union St., Ste. 810

Seattle, WA  98101

O. V. Williams                     Vice President
444 Seabreeze Blvd.

Daytona Beach, FL  32114

Forrest R. Wilson                  Vice President
2202 N. Westshore Blvd.
Tampa, Florida  33607

Judeen T. Wrinn1                   Vice President

Therese M. Squillacote1            Vice President and Chief Compliance Officer

Paula Cludray-Engelke5             Secretary

Diana R. Cavender5                 Assistant Secretary

Krystal L. Ols5                    Assistant Secretary

Loralee A. Renelt5                 Assistant Secretary

Edwina P. J. Steffer5              Assistant Secretary

John F. Todd1                      Assistant Secretary

Glenn A. Black2                    Tax Officer

Terry L. Owens2                    Tax Officer

James Taylor2                      Tax Officer

1 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

2 The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4 The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.

5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.


 (c)        Compensation to Principal Underwriter:

 (1)                   (2)                        (3)                   (4)                 (5)

 Name of               Net Underwriting           Compensation
 Principal             Discounts and              on Redemption         Brokerage
 UNDERWRITER           COMMISSIONS                OR ANNUITIZATION      COMMISSIONS         COMPENSATION*
 -----------           -----------                ----------------      -----------         -------------
 ING Financial                                                                                $18,830.77
 Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of ING Insurance Company of America during 2004.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Insurance Company of America at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

ITEM 31.   MANAGEMENT SERVICES

Not applicable

ITEM 32.   UNDERTAKINGS

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, see American Counsel of Life Insurance; SEC No-Action Letter [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                               SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of ING Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 17 to its Registration Statement on Form N-4 (File No. 33-59749)and has duly caused this Post-Effective Amendment No. 17 to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 20th day of April, 2005.

                                VARIABLE ANNUITY ACCOUNT I OF
                                ING INSURANCE COMPANY OF AMERICA
                                   (REGISTRANT)

                                By:     ING INSURANCE COMPANY OF AMERICA
                                        (DEPOSITOR)

                                By:      BRIAN D. COMER*
                                         --------------
                                         Brian D. Comer
                                         President

By:  /s/Linda E. Senker
     --------------------
     Linda E. Senker
     Counsel of Registrant


As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                       Date

BRIAN D. COMER*           President                                )
--------------                                                     )
Brian D. Comer            (principal executive officer)            )
                                                                   )
THOMAS J. MCINERNEY*      Director                                 )  April
-------------------                                                )
Thomas J. McInerney                                                )  20, 2005
                                                                   )
KATHLEEN A. MURPHY*       Director                                 )
------------------                                                 )
Kathleen A. Murphy                                                 )
                                                                   )
CATHERINE H. SMITH*       Director                                 )
------------------                                                 )
Catherine H. Smith                                                 )
                                                                   )
JACQUES DE VAUCLEROY*     Director                                 )
--------------------                                               )
Jacques de Vaucleroy                                               )
                                                                   )
DAVID A. WHEAT*           Director and Chief Financial Officer     )
--------------                                                     )
David A. Wheat                                                     )
                                                                   )
ROGER FISHER*             Chief Accounting Officer                 )
------------                                                       )
Roger Fisher                                                       )


By:    /s/ LINDA E. SENKER
       ------------------------
       Linda E. Senker
       Counsel of Registrant

* Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                       VARIABLE ANNUITY ACCOUNT I
                          EXHIBIT INDEX

EXHIBIT NO. EXHIBIT

99-B.9      Opinion and Consent of Counsel                  EX-99.B9

99-B.10     Consent of Independent Registered               EX-99.B10A
            Public Accounting Firm